EQUITABLE AMERICA VARIABLE ACCOUNT K

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company of America and the Contractowners of Equitable America Variable Account K

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Equitable America Variable Account K indicated in the table below as of December 31, 2025, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Equitable America Variable Account K as of December 31, 2025, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

1290 VT CONVERTIBLE SECURITIES (1)	EQ/MFS INTERNATIONAL GROWTH (1)
1290 VT DOUBLELINE OPPORTUNISTIC BOND (1)	EQ/MFS INTERNATIONAL INTRINSIC VALUE (1)
1290 VT EQUITY INCOME (1)	EQ/MFS MID CAP FOCUSED GROWTH (1)
1290 VT GAMCO MERGERS & ACQUISITIONS (1)	EQ/MFS TECHNOLOGY (1)
1290 VT GAMCO SMALL COMPANY VALUE (1)	EQ/MFS UTILITIES SERIES (1)
1290 VT MULTI-ALTERNATIVE STRATEGIES (1)	EQ/MID CAP INDEX (1)
1290 VT NATURAL RESOURCES (1)	EQ/MID CAP VALUE MANAGED VOLATILITY (1)
1290 VT REAL ESTATE (1)	EQ/MODERATE ALLOCATION (1)
1290 VT SMALL CAP VALUE (1)	EQ/MODERATE GROWTH STRATEGY (1)
1290 VT SMARTBETA EQUITY ESG (1)	EQ/MODERATE-PLUS ALLOCATION (1)
1290 VT SOCIALLY RESPONSIBLE (1)	EQ/MONEY MARKET (1)
AB VPS DISCOVERY VALUE PORTFOLIO (1)	EQ/MORGAN STANLEY SMALL CAP GROWTH (1)
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND (1)	EQ/PIMCO GLOBAL REAL RETURN (1)
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND (1)	EQ/PIMCO REAL RETURN (1)
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND® (1)	EQ/PIMCO TOTAL RETURN ESG (1)
BLACKROCK GLOBAL ALLOCATION V.I. FUND (1)	EQ/PIMCO ULTRA SHORT BOND (1)
BNY MELLON STOCK INDEX FUND, INC. (1)	EQ/QUALITY BOND PLUS (1)
EQ/400 MANAGED VOLATILITY (1)	EQ/SMALL COMPANY INDEX (1)
EQ/500 MANAGED VOLATILITY (1)	EQ/T. ROWE PRICE HEALTH SCIENCES (1)
EQ/2000 MANAGED VOLATILITY (1)	EQ/VALUE EQUITY (1)
EQ/AB SMALL CAP GROWTH (1)	EQ/WELLINGTON ENERGY (1)
EQ/AGGRESSIVE ALLOCATION (1)	EQUITABLE CONSERVATIVE GROWTH MF/ETF (1)
EQ/ALL ASSET GROWTH ALLOCATION (1)	EQUITABLE GROWTH MF/ETF (2)
EQ/AMERICAN CENTURY MID CAP VALUE (1)	EQUITABLE MODERATE GROWTH MF/ETF (2)
EQ/BALANCED STRATEGY (1)	FIDELITY® VIP ASSET MANAGER 50% (1)
EQ/CAPITAL GROUP RESEARCH (1)	FIDELITY® VIP ASSET MANAGER 70% (1)
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG (1)	FIDELITY® VIP GROWTH & INCOME PORTFOLIO (1)
EQ/COMMON STOCK INDEX (1)	FIDELITY® VIP MID CAP PORTFOLIO (1)
EQ/CONSERVATIVE ALLOCATION (1)	FIDELITY® VIP VALUE PORTFOLIO (1)
EQ/CONSERVATIVE GROWTH STRATEGY (1)	FRANKLIN INCOME VIP FUND (1)
EQ/CONSERVATIVE STRATEGY (1)	FRANKLIN SMALL CAP VALUE VIP FUND (1)
EQ/CONSERVATIVE-PLUS ALLOCATION (1)	INVESCO V.I. DIVERSIFIED DIVIDEND FUND (1)
EQ/CORE BOND INDEX (1)	INVESCO V.I. GLOBAL CORE EQUITY FUND (1)
EQ/CORE PLUS BOND (1)	INVESCO V.I. HEALTH CARE FUND (1)
EQ/EMERGING MARKETS EQUITY PLUS (1)	INVESCO V.I. TECHNOLOGY FUND (1)
EQ/EQUITY 500 INDEX (1)	JANUS HENDERSON BALANCED PORTFOLIO (1)
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP (1)	JANUS HENDERSON ENTERPRISE PORTFOLIO (1)
EQ/FRANKLIN RISING DIVIDENDS (1)	JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO (1)
EQ/GLOBAL EQUITY MANAGED VOLATILITY (1)	JANUS HENDERSON MID CAP VALUE PORTFOLIO (1)
EQ/GOLDMAN SACHS MID CAP VALUE (1)	JANUS HENDERSON OVERSEAS PORTFOLIO (1)

FSA-2

EQ/GROWTH STRATEGY (1)	LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO (1)
EQ/INTERMEDIATE CORPORATE BOND (2)	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO (1)
EQ/INTERMEDIATE GOVERNMENT BOND (1)	MORGAN STANLEY VARIABLE INSURANCE FUND INC. EMERGING MARKETS DEBT PORTFOLIO (1)
EQ/INTERNATIONAL CORE MANAGED VOLATILITY (1)	MULTIMANAGER AGGRESSIVE EQUITY (1)
EQ/INTERNATIONAL EQUITY INDEX (1)	MULTIMANAGER CORE BOND (1)
EQ/INTERNATIONAL MANAGED VOLATILITY (1)	MULTIMANAGER TECHNOLOGY (1)
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY (1)	NOMURA VIP HIGH INCOME SERIES (1)
EQ/INVESCO COMSTOCK (1)	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO (1)
EQ/INVESCO GLOBAL (1)	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO (1)
EQ/INVESCO GLOBAL REAL ASSETS (1)	T. ROWE PRICE EQUITY INCOME PORTFOLIO (1)
EQ/JANUS ENTERPRISE (1)	T. ROWE PRICE MID-CAP GROWTH PORTFOLIO (1)
EQ/JPMORGAN GROWTH STOCK (1)	TARGET 2025 ALLOCATION (1)
EQ/JPMORGAN VALUE OPPORTUNITIES (1)	TARGET 2035 ALLOCATION (1)
EQ/LARGE CAP CORE MANAGED VOLATILITY (1)	TARGET 2045 ALLOCATION (1)
EQ/LARGE CAP GROWTH INDEX (1)	TARGET 2055 ALLOCATION (1)
EQ/LARGE CAP GROWTH MANAGED VOLATILITY (1)	TEMPLETON DEVELOPING MARKETS VIP FUND (1)
EQ/LARGE CAP VALUE INDEX (1)	TEMPLETON GLOBAL BOND VIP FUND (1)
EQ/LARGE CAP VALUE MANAGED VOLATILITY (1)	VANECK VIP EMERGING MARKETS BOND FUND (1)
EQ/LAZARD EMERGING MARKETS EQUITY (1)	VANECK VIP EMERGING MARKETS FUND (1)
EQ/LONG-TERM BOND (2)	VANECK VIP GLOBAL RESOURCES FUND (1)
EQ/LOOMIS SAYLES GROWTH (1)

(1)   Statement of operations for the year ended December 31, 2025, and statement of changes in net assets for the years ended December 31, 2025 and 2024.

(2)   Statement of operations for the year ended December 31, 2025, and statement of changes in net assets for the year ended December 31, 2025 and the period May 13, 2024 (commencement of operations) through December 31, 2024.

Basis for Opinions

These financial statements are the responsibility of the Equitable Financial Life Insurance Company of America management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Equitable America Variable Account K based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the variable investment options of Equitable America Variable Account K in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2025 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 9, 2026

We have served as the auditor of one or more of the variable investment options of Equitable America Variable Account K since 2014.

FSA-3

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2025

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT MULTI- ALTERNATIVE STRATEGIES*
Assets:
Investments in shares of the Portfolios, at fair value	$3,951,685	$4,625,421	$6,220,675	$4,434,911	$93,258,153	$241,060
Receivable for shares of the Portfolios sold	1,293	—	—	—	6,460	—
Receivable for policy-related transactions	—	—	6,385	270	—	34

Total assets	3,952,978	4,625,421	6,227,060	4,435,181	93,264,613	241,094

Liabilities:
Payable for shares of the Portfolios purchased	—	—	6,385	113	—	—
Payable for policy-related transactions	1,293	57	—	—	6,461	—

Total liabilities	1,293	57	6,385	113	6,461	—

Net Assets	$3,951,685	$4,625,364	$6,220,675	$4,435,068	$93,258,152	$241,094

Net Assets:
Accumulation unit values	$3,951,669	$4,625,364	$6,219,693	$4,435,068	$93,253,766	$241,094
Retained by Equitable America in Equitable America Variable Account K	16	—	982	—	4,386	—

Total Net Assets	$3,951,685	$4,625,364	$6,220,675	$4,435,068	$93,258,152	$241,094

Investments in shares of the Portfolios, at cost	$3,445,825	$4,767,073	$5,990,208	$4,080,188	$80,073,518	$217,223

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-4

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	1290 VT NATURAL RESOURCES*	1290 VT REAL ESTATE*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY ESG*	1290 VT SOCIALLY RESPONSIBLE*	AB VPS DISCOVERY VALUE PORTFOLIO**
Assets:
Investments in shares of the Portfolios, at fair value	$3,142,635	$1,829,366	$7,116,377	$9,512,926	$5,038,478	$321,613
Receivable for shares of the Portfolios sold	—	3	—	—	—	—
Receivable for policy-related transactions	465	240	551	833	9	2,769

Total assets	3,143,100	1,829,609	7,116,928	9,513,759	5,038,487	324,382

Liabilities:
Payable for shares of the Portfolios purchased	28	—	6	55	9	2,631

Total liabilities	28	—	6	55	9	2,631

Net Assets	$3,143,072	$1,829,609	$7,116,922	$9,513,704	$5,038,478	$321,751

Net Assets:
Accumulation unit values	$3,143,072	$1,829,609	$7,116,922	$9,513,704	$5,038,346	$321,751
Retained by Equitable America in Equitable America Variable Account K	—	—	—	—	132	—

Total Net Assets	$3,143,072	$1,829,609	$7,116,922	$9,513,704	$5,038,478	$321,751

Investments in shares of the Portfolios, at cost	$2,781,639	$1,729,684	$7,224,877	$8,650,835	$4,132,963	$329,409

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable America.

FSA-5

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	BLACKROCK GLOBAL ALLOCATION V.I. FUND	BNY MELLON STOCK INDEX FUND, INC.	EQ/400 MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$6,955,417	$13,595,950	$16,767,572	$3,168,251	$32,209,729	$1,932,782
Receivable for policy-related transactions	4,709	7,001	6,082	832	—	—

Total assets	6,960,126	13,602,951	16,773,654	3,169,083	32,209,729	1,932,782

Liabilities:
Payable for shares of the Portfolios purchased	2,280	955	3,752	225	—	—
Payable for policy-related transactions	—	—	—	—	211,195	—

Total liabilities	2,280	955	3,752	225	211,195	—

Net Assets	$6,957,846	$13,601,996	$16,769,902	$3,168,858	$31,998,534	$1,932,782

Net Assets:
Accumulation unit values	$6,957,846	$13,598,072	$16,769,902	$3,168,858	$31,937,681	$1,932,782
Retained by Equitable America in Equitable America Variable Account K	—	3,924	—	—	60,853	—

Total Net Assets	$6,957,846	$13,601,996	$16,769,902	$3,168,858	$31,998,534	$1,932,782

Investments in shares of the Portfolios, at cost	$6,417,246	$13,222,531	$14,047,029	$3,196,974	$27,490,163	$2,007,874

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-6

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*
Assets:
Investments in shares of the Portfolios, at fair value	$7,429,645	$2,360,699	$35,745,330	$66,920,445	$27,634,564	$36,032,082
Receivable for shares of the Portfolios sold	—	—	—	231	—	—
Receivable for policy-related transactions	708	4	—	2,680	7,845	5,771

Total assets	7,430,353	2,360,703	35,745,330	66,923,356	27,642,409	36,037,853

Liabilities:
Payable for shares of the Portfolios purchased	625	—	189	—	6,711	3,955
Payable for policy-related transactions	—	—	697	—	—	—

Total liabilities	625	—	886	—	6,711	3,955

Net Assets	$7,429,728	$2,360,703	$35,744,444	$66,923,356	$27,635,698	$36,033,898

Net Assets:
Accumulation unit values	$7,429,728	$2,360,703	$35,744,444	$66,923,356	$27,635,698	$36,033,898

Total Net Assets	$7,429,728	$2,360,703	$35,744,444	$66,923,356	$27,635,698	$36,033,898

Investments in shares of the Portfolios, at cost	$7,428,570	$2,370,498	$36,945,992	$67,357,115	$26,135,639	$37,217,647

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-7

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/BALANCED STRATEGY*	EQ/CAPITAL GROUP RESEARCH*	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*
Assets:
Investments in shares of the Portfolios, at fair value	$47,479,183	$12,588,659	$21,147,272	$241,350,861	$4,641,328	$12,102,475
Receivable for policy-related transactions	4,587	617	2,227	124,169	884	2

Total assets	47,483,770	12,589,276	21,149,499	241,475,030	4,642,212	12,102,477

Liabilities:
Payable for shares of the Portfolios purchased	4,587	70	1,286	104,816	—	—

Total liabilities	4,587	70	1,286	104,816	—	—

Net Assets	$47,479,183	$12,589,206	$21,148,213	$241,370,214	$4,642,212	$12,102,477

Net Assets:
Accumulation unit values	$47,448,591	$12,500,070	$21,148,213	$241,370,214	$4,642,212	$12,102,477
Retained by Equitable America in Equitable America Variable Account K	30,592	89,136	—	—	—	—

Total Net Assets	$47,479,183	$12,589,206	$21,148,213	$241,370,214	$4,642,212	$12,102,477

Investments in shares of the Portfolios, at cost	$45,946,798	$10,324,333	$17,805,241	$194,712,804	$4,867,716	$12,355,597

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-8

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE BOND INDEX*	EQ/CORE PLUS BOND*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$2,767,407	$10,419,165	$32,605,276	$24,398,677	$3,739,947	$472,066,403
Receivable for policy-related transactions	4,288	762	7,790	8,237	7,887	333,213

Total assets	2,771,695	10,419,927	32,613,066	24,406,914	3,747,834	472,399,616

Liabilities:
Payable for shares of the Portfolios purchased	4,287	319	14,912	7,360	7,388	299,877

Total liabilities	4,287	319	14,912	7,360	7,388	299,877

Net Assets	$2,767,408	$10,419,608	$32,598,154	$24,399,554	$3,740,446	$472,099,739

Net Assets:
Accumulation unit values	$2,767,400	$10,419,608	$32,584,969	$24,399,554	$3,740,446	$472,099,739
Retained by Equitable America in Equitable America Variable Account K	8	—	13,185	—	—	—

Total Net Assets	$2,767,408	$10,419,608	$32,598,154	$24,399,554	$3,740,446	$472,099,739

Investments in shares of the Portfolios, at cost	$2,829,920	$11,138,164	$32,746,697	$25,099,809	$3,000,256	$331,217,239

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-9

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN RISING DIVIDENDS*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE CORPORATE BOND*
Assets:
Investments in shares of the Portfolios, at fair value	$26,719,109	$35,701,222	$12,772,624	$11,924,377	$94,138,176	$262,331
Receivable for shares of the Portfolios sold	—	112	—	3,542	—	—
Receivable for policy-related transactions	2,054	1,885	—	—	1,076	97

Total assets	26,721,163	35,703,219	12,772,624	11,927,919	94,139,252	262,428

Liabilities:
Payable for shares of the Portfolios purchased	2,052	—	7	—	1,062	—
Payable for policy-related transactions	—	—	3,960	1,959	—	—

Total liabilities	2,052	—	3,967	1,959	1,062	—

Net Assets	$26,719,111	$35,703,219	$12,768,657	$11,925,960	$94,138,190	$262,428

Net Assets:
Accumulation unit values	$26,713,855	$35,703,219	$12,768,211	$11,925,960	$94,138,190	$262,428
Retained by Equitable America in Equitable America Variable Account K	5,256	—	446	—	—	—

Total Net Assets	$26,719,111	$35,703,219	$12,768,657	$11,925,960	$94,138,190	$262,428

Investments in shares of the Portfolios, at cost	$19,710,691	$27,799,761	$12,383,200	$11,472,226	$89,473,490	$269,797

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-10

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*
Assets:
Investments in shares of the Portfolios, at fair value	$13,619,386	$8,374,847	$59,608,082	$2,145,201	$7,691,245	$12,148,024
Receivable for shares of the Portfolios sold	—	1,743	—	—	—	—
Receivable for policy-related transactions	7,505	—	11,072	—	377	21,142

Total assets	13,626,891	8,376,590	59,619,154	2,145,201	7,691,622	12,169,166

Liabilities:
Payable for shares of the Portfolios purchased	7,504	—	2,273	—	22	20,389
Payable for policy-related transactions	—	1,349	—	—	—	—

Total liabilities	7,504	1,349	2,273	—	22	20,389

Net Assets	$13,619,387	$8,375,241	$59,616,881	$2,145,201	$7,691,600	$12,148,777

Net Assets:
Accumulation unit values	$13,479,326	$8,375,241	$59,616,881	$2,145,200	$7,691,600	$12,148,777
Retained by Equitable America in Equitable America Variable Account K	140,061	—	—	1	—	—

Total Net Assets	$13,619,387	$8,375,241	$59,616,881	$2,145,201	$7,691,600	$12,148,777

Investments in shares of the Portfolios, at cost	$13,567,927	$7,464,038	$46,215,975	$1,788,711	$6,800,371	$11,255,149

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-11

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/INVESCO GLOBAL*	EQ/INVESCO GLOBAL REAL ASSETS*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN GROWTH STOCK*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$4,326,873	$14,356,829	$24,590,388	$88,942,407	$59,940,760	$8,481,242
Receivable for shares of the Portfolios sold	—	—	2,942	—	—	—
Receivable for policy-related transactions	16,789	4,752	—	27,904	15,029	346

Total assets	4,343,662	14,361,581	24,593,330	88,970,311	59,955,789	8,481,588

Liabilities:
Payable for shares of the Portfolios purchased	15,627	1,918	—	23,084	10,872	—
Payable for policy-related transactions	—	—	1,723	—	—	—

Total liabilities	15,627	1,918	1,723	23,084	10,872	—

Net Assets	$4,328,035	$14,359,663	$24,591,607	$88,947,227	$59,944,917	$8,481,588

Net Assets:
Accumulation unit values	$4,328,035	$14,357,242	$24,591,607	$88,947,227	$59,944,917	$8,481,588
Retained by Equitable America in Equitable America Variable Account K	—	2,421	—	—	—	—

Total Net Assets	$4,328,035	$14,359,663	$24,591,607	$88,947,227	$59,944,917	$8,481,588

Investments in shares of the Portfolios, at cost	$3,948,914	$13,798,532	$23,977,708	$79,285,763	$58,382,854	$8,725,398

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-12

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LONG-TERM BOND*
Assets:
Investments in shares of the Portfolios, at fair value	$69,682,117	$24,348,103	$31,201,971	$12,355,547	$22,122,154	$486,696
Receivable for shares of the Portfolios sold	—	—	—	1,449	—	—
Receivable for policy-related transactions	70,106	915	7,464	—	11,299	198

Total assets	69,752,223	24,349,018	31,209,435	12,356,996	22,133,453	486,894

Liabilities:
Payable for shares of the Portfolios purchased	61,250	350	2,136	—	10,705	—
Payable for policy-related transactions	—	—	—	9,974	—	—

Total liabilities	61,250	350	2,136	9,974	10,705	—

Net Assets	$69,690,973	$24,348,668	$31,207,299	$12,347,022	$22,122,748	$486,894

Net Assets:
Accumulation unit values	$69,690,973	$24,348,668	$31,207,299	$12,269,043	$22,121,204	$486,894
Retained by Equitable America in Equitable America Variable Account K	—	—	—	77,979	1,544	—

Total Net Assets	$69,690,973	$24,348,668	$31,207,299	$12,347,022	$22,122,748	$486,894

Investments in shares of the Portfolios, at cost	$54,622,234	$24,800,214	$27,840,499	$11,613,826	$17,485,836	$497,866

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-13

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL INTRINSIC VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*
Assets:
Investments in shares of the Portfolios, at fair value	$34,114,190	$54,705,526	$61,974,133	$31,648,355	$47,466,194	$1,625,940
Receivable for shares of the Portfolios sold	—	—	—	5,462	—	—
Receivable for policy-related transactions	35,719	4,540	36,896	—	43,774	1,363

Total assets	34,149,909	54,710,066	62,011,029	31,653,817	47,509,968	1,627,303

Liabilities:
Payable for shares of the Portfolios purchased	35,725	3,500	31,048	—	39,442	1,028
Payable for policy-related transactions	—	—	—	2,441	—	—

Total liabilities	35,725	3,500	31,048	2,441	39,442	1,028

Net Assets	$34,114,184	$54,706,566	$61,979,981	$31,651,376	$47,470,526	$1,626,275

Net Assets:
Accumulation unit values	$34,096,512	$54,706,566	$61,979,981	$31,651,376	$47,470,526	$1,626,275
Retained by Equitable America in Equitable America Variable Account K	17,672	—	—	—	—	—

Total Net Assets	$34,114,184	$54,706,566	$61,979,981	$31,651,376	$47,470,526	$1,626,275

Investments in shares of the Portfolios, at cost	$29,934,844	$51,470,597	$49,729,917	$30,822,886	$39,146,587	$1,492,353

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-14

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*
Assets:
Investments in shares of the Portfolios, at fair value	$49,517,396	$10,255,848	$78,558,377	$160,031,612	$181,231,284	$32,790,723
Receivable for shares of the Portfolios sold	—	—	413	—	—	—
Receivable for policy-related transactions	38,849	6,695	7,618	24,242	25,887	—

Total assets	49,556,245	10,262,543	78,566,408	160,055,854	181,257,171	32,790,723

Liabilities:
Payable for shares of the Portfolios purchased	30,843	9,888	—	24,242	30,758	110,326
Payable for policy-related transactions	—	—	—	—	—	5,546,029

Total liabilities	30,843	9,888	—	24,242	30,758	5,656,355

Net Assets	$49,525,402	$10,252,655	$78,566,408	$160,031,612	$181,226,413	$27,134,368

Net Assets:
Accumulation unit values	$49,525,402	$10,240,965	$78,566,408	$159,980,186	$181,195,188	$27,134,368
Retained by Equitable America in Equitable America Variable Account K	—	11,690	—	51,426	31,225	—

Total Net Assets	$49,525,402	$10,252,655	$78,566,408	$160,031,612	$181,226,413	$27,134,368

Investments in shares of the Portfolios, at cost	$47,878,461	$10,843,321	$83,119,190	$160,013,924	$190,538,890	$32,793,505

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-15

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/MORGAN STANLEY SMALL CAP GROWTH*	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO REAL RETURN*	EQ/PIMCO TOTAL RETURN ESG*	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*
Assets:
Investments in shares of the Portfolios, at fair value	$18,786,290	$1,414,635	$16,335,400	$28,044,321	$11,633,498	$3,904,426
Receivable for shares of the Portfolios sold	—	—	—	148,162	—	—
Receivable for policy-related transactions	5,156	189	321,658	—	25,573	68

Total assets	18,791,446	1,414,824	16,657,058	28,192,483	11,659,071	3,904,494

Liabilities:
Payable for shares of the Portfolios purchased	5,073	—	320,872	—	25,538	68
Payable for policy-related transactions	—	—	—	145,154	—	—

Total liabilities	5,073	—	320,872	145,154	25,538	68

Net Assets	$18,786,373	$1,414,824	$16,336,186	$28,047,329	$11,633,533	$3,904,426

Net Assets:
Accumulation unit values	$18,769,409	$1,414,824	$16,336,186	$28,047,329	$11,633,533	$3,903,291
Retained by Equitable America in Equitable America Variable Account K	16,964	—	—	—	—	1,135

Total Net Assets	$18,786,373	$1,414,824	$16,336,186	$28,047,329	$11,633,533	$3,904,426

Investments in shares of the Portfolios, at cost	$15,632,737	$1,415,173	$17,530,249	$29,892,142	$11,707,298	$4,106,859

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-16

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE HEALTH SCIENCES*	EQ/VALUE EQUITY*	EQ/WELLINGTON ENERGY*	EQUITABLE CONSERVATIVE GROWTH MF/ETF*	EQUITABLE GROWTH MF/ETF*
Assets:
Investments in shares of the Portfolios, at fair value	$43,088,588	$9,990,892	$30,740,165	$5,370,988	$11,583,617	$663,356
Receivable for shares of the Portfolios sold	—	—	1,051	—	—	—
Receivable for policy-related transactions	46,252	7,416	—	121	1,931	209

Total assets	43,134,840	9,998,308	30,741,216	5,371,109	11,585,548	663,565

Liabilities:
Payable for shares of the Portfolios purchased	34,331	6,247	—	121	—	—
Payable for policy-related transactions	—	—	359	—	—	—

Total liabilities	34,331	6,247	359	121	—	—

Net Assets	$43,100,509	$9,992,061	$30,740,857	$5,370,988	$11,585,548	$663,565

Net Assets:
Accumulation unit values	$43,092,422	$9,992,061	$30,740,857	$5,370,734	$11,585,548	$663,565
Retained by Equitable America in Equitable America Variable Account K	8,087	—	—	254	—	—

Total Net Assets	$43,100,509	$9,992,061	$30,740,857	$5,370,988	$11,585,548	$663,565

Investments in shares of the Portfolios, at cost	$39,421,562	$9,032,369	$28,154,638	$4,385,358	$11,322,345	$631,860

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-17

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQUITABLE MODERATE GROWTH MF/ETF*	FIDELITY® VIP ASSET MANAGER 50%	FIDELITY® VIP ASSET MANAGER 70%	FIDELITY® VIP GROWTH & INCOME PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO	FIDELITY® VIP VALUE PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$926,293	$5,253	$2,129,953	$268,337	$20,868,375	$3,032,787
Receivable for policy-related transactions	309	—	77	1,255	10,333	771

Total assets	926,602	5,253	2,130,030	269,592	20,878,708	3,033,558

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	9,242	355

Total liabilities	—	—	—	—	9,242	355

Net Assets	$926,602	$5,253	$2,130,030	$269,592	$20,869,466	$3,033,203

Net Assets:
Accumulation unit values	$926,602	$5,245	$2,130,030	$268,123	$20,869,466	$3,033,203
Retained by Equitable America in Equitable America Variable Account K	—	8	—	1,469	—	—

Total Net Assets	$926,602	$5,253	$2,130,030	$269,592	$20,869,466	$3,033,203

Investments in shares of the Portfolios, at cost	$919,608	$4,648	$1,889,744	$213,910	$20,673,590	$2,987,568

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-18

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	FRANKLIN INCOME VIP FUND	FRANKLIN SMALL CAP VALUE VIP FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. GLOBAL CORE EQUITY FUND	INVESCO V.I. HEALTH CARE FUND	INVESCO V.I. TECHNOLOGY FUND
Assets:
Investments in shares of the Portfolios, at fair value	$321,036	$11,081,883	$1,129,312	$591	$61,934	$101,926
Receivable for policy-related transactions	—	2,556	154	—	31	—

Total assets	321,036	11,084,439	1,129,466	591	61,965	101,926

Liabilities:
Payable for shares of the Portfolios purchased	—	1,781	—	—	—	—

Total liabilities	—	1,781	—	—	—	—

Net Assets	$321,036	$11,082,658	$1,129,466	$591	$61,965	$101,926

Net Assets:
Accumulation unit values	$320,678	$11,082,658	$1,129,466	$501	$61,965	$100,674
Retained by Equitable America in Equitable America Variable Account K	358	—	—	90	—	1,252

Total Net Assets	$321,036	$11,082,658	$1,129,466	$591	$61,965	$101,926

Investments in shares of the Portfolios, at cost	$311,076	$10,471,204	$1,084,544	$516	$56,023	$82,218

The	accompanying notes are an integral part of these financial statements.

FSA-19

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	JANUS HENDERSON BALANCED PORTFOLIO	JANUS HENDERSON ENTERPRISE PORTFOLIO	JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO	JANUS HENDERSON MID CAP VALUE PORTFOLIO	JANUS HENDERSON OVERSEAS PORTFOLIO	LORD ABBETT SERIES FUND-BOND DEBENTURE PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$8,535,589	$3,810,818	$43,937	$3,075,732	$185,317	$7,446,931
Receivable for policy-related transactions	1,516	—	—	—	—	13,873

Total assets	8,537,105	3,810,818	43,937	3,075,732	185,317	7,460,804

Liabilities:
Payable for shares of the Portfolios purchased	368	—	—	—	—	12,619

Total liabilities	368	—	—	—	—	12,619

Net Assets	$8,536,737	$3,810,818	$43,937	$3,075,732	$185,317	$7,448,185

Net Assets:
Accumulation unit values	$8,536,737	$3,810,435	$16,473	$3,074,108	$185,315	$7,448,185
Retained by Equitable America in Equitable America Variable Account K	—	383	27,464	1,624	2	—

Total Net Assets	$8,536,737	$3,810,818	$43,937	$3,075,732	$185,317	$7,448,185

Investments in shares of the Portfolios, at cost	$7,331,787	$3,598,267	$28,772	$3,004,378	$153,840	$7,452,919

The accompanying notes are an integral part of these financial statements.

FSA-20

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	MORGAN STANLEY VARIABLE INSURANCE FUND INC. EMERGING MARKETS DEBT PORTFOLIO	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER TECHNOLOGY*	NOMURA VIP HIGH INCOME SERIES
Assets:
Investments in shares of the Portfolios, at fair value	$4,597,375	$92,972	$20,637,194	$17,838,432	$76,452,251	$29,738,921
Receivable for shares of the Portfolios sold	—	—	—	—	—	188,353
Receivable for policy-related transactions	—	—	11,397	224	105,747	—

Total assets	4,597,375	92,972	20,648,591	17,838,656	76,557,998	29,927,274

Liabilities:
Payable for shares of the Portfolios purchased	—	—	8,955	225	100,406	—
Payable for policy-related transactions	—	—	—	—	—	186,551

Total liabilities	—	—	8,955	225	100,406	186,551

Net Assets	$4,597,375	$92,972	$20,639,636	$17,838,431	$76,457,592	$29,740,723

Net Assets:
Accumulation unit values	$4,597,331	$92,939	$20,639,636	$17,836,015	$76,457,592	$29,740,723
Retained by Equitable America in Equitable America Variable Account K	44	33	—	2,416	—	—

Total Net Assets	$4,597,375	$92,972	$20,639,636	$17,838,431	$76,457,592	$29,740,723

Investments in shares of the Portfolios, at cost	$4,631,124	$106,910	$20,248,156	$18,035,743	$64,716,252	$30,478,125

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-21

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO	T. ROWE PRICE EQUITY INCOME PORTFOLIO	T. ROWE PRICE MID-CAP GROWTH PORTFOLIO	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$6,828,296	$4,233,413	$7,887,073	$794,341	$902,934	$3,342,129
Receivable for policy-related transactions	332	4,748	1,893	251	—	—

Total assets	6,828,628	4,238,161	7,888,966	794,592	902,934	3,342,129

Liabilities:
Payable for shares of the Portfolios purchased	4	4,019	—	53	—	—

Total liabilities	4	4,019	—	53	—	—

Net Assets	$6,828,624	$4,234,142	$7,888,966	$794,539	$902,934	$3,342,129

Net Assets:
Accumulation unit values	$6,828,624	$4,234,142	$7,887,620	$794,539	$902,934	$3,342,129
Retained by Equitable America in Equitable America Variable Account K	—	—	1,346	—	—	—

Total Net Assets	$6,828,624	$4,234,142	$7,888,966	$794,539	$902,934	$3,342,129

Investments in shares of the Portfolios, at cost	$7,033,218	$3,779,263	$7,809,189	$905,101	$949,954	$2,864,158

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-22

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*	TEMPLETON DEVELOPING MARKETS VIP FUND	TEMPLETON GLOBAL BOND VIP FUND	VANECK VIP EMERGING MARKETS BOND FUND	VANECK VIP EMERGING MARKETS FUND
Assets:
Investments in shares of the Portfolios, at fair value	$3,810,032	$6,743,546	$9,517,432	$16,358,533	$40,337	$3,601
Receivable for policy-related transactions	—	—	4,819	6,531	—	—

Total assets	3,810,032	6,743,546	9,522,251	16,365,064	40,337	3,601

Liabilities:
Payable for shares of the Portfolios purchased	—	—	4,321	5,313	—	—

Total liabilities	—	—	4,321	5,313	—	—

Net Assets	$3,810,032	$6,743,546	$9,517,930	$16,359,751	$40,337	$3,601

Net Assets:
Accumulation unit values	$3,810,032	$6,743,518	$9,517,930	$16,359,751	$40,314	$3,308
Retained by Equitable America in Equitable America Variable Account K	—	28	—	—	23	293

Total Net Assets	$3,810,032	$6,743,546	$9,517,930	$16,359,751	$40,337	$3,601

Investments in shares of the Portfolios, at cost	$3,168,862	$5,207,869	$7,159,505	$16,886,519	$37,891	$2,883

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-23

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

VANECK VIP GLOBAL RESOURCES FUND
Assets:
Investments in shares of the Portfolios, at fair value	$5,681,547
Receivable for policy-related transactions	2,334

Total assets	5,683,881

Liabilities:
Payable for shares of the Portfolios purchased	2,142

Total liabilities	2,142

Net Assets	$5,681,739

Net Assets:
Accumulation unit values	$5,681,739

Total Net Assets	$5,681,739

Investments in shares of the Portfolios, at cost	$4,156,181

The	accompanying notes are an integral part of these financial statements.

FSA-24

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

The following table provides the Portfolio shares held by the Variable Investment Options of the Variable Account:

	Share Class**	Portfolio Shares Held (000’s)***
1290 VT CONVERTIBLE SECURITIES	CLASS IB	353

1290 VT DOUBLELINE OPPORTUNISTIC BOND	CLASS IB	535

1290 VT EQUITY INCOME	CLASS IB	1,270

1290 VT GAMCO MERGERS & ACQUISITIONS	CLASS IB	327

1290 VT GAMCO SMALL COMPANY VALUE	CLASS IB	1,223

1290 VT MULTI-ALTERNATIVE STRATEGIES	CLASS IB	24

1290 VT NATURAL RESOURCES	CLASS IB	282

1290 VT REAL ESTATE	CLASS IB	304

1290 VT SMALL CAP VALUE	CLASS IB	638

1290 VT SMARTBETA EQUITY ESG	CLASS IB	489

1290 VT SOCIALLY RESPONSIBLE	CLASS IB	204

AB VPS DISCOVERY VALUE PORTFOLIO	CLASS B	20

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	CLASS 4	260

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	CLASS 4	717

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	529

BLACKROCK GLOBAL ALLOCATION V.I. FUND	CLASS III	238

BNY MELLON STOCK INDEX FUND, INC.	INITIAL SHARES	370

EQ/400 MANAGED VOLATILITY	CLASS IB	88

EQ/500 MANAGED VOLATILITY	CLASS IB	249

EQ/2000 MANAGED VOLATILITY	CLASS IB	115

EQ/AB SMALL CAP GROWTH	CLASS IB	2,415

EQ/AGGRESSIVE ALLOCATION	CLASS IB	6,325

EQ/ALL ASSET GROWTH ALLOCATION	CLASS IB	1,352

EQ/AMERICAN CENTURY MID CAP VALUE	CLASS IB	1,663

EQ/BALANCED STRATEGY	CLASS IB	2,975

EQ/CAPITAL GROUP RESEARCH	CLASS IB	338

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	CLASS IB	1,261

EQ/COMMON STOCK INDEX	CLASS IA	22

EQ/COMMON STOCK INDEX	CLASS IB	4,555

EQ/CONSERVATIVE ALLOCATION	CLASS IB	560

EQ/CONSERVATIVE GROWTH STRATEGY	CLASS IB	871

EQ/CONSERVATIVE STRATEGY	CLASS IB	237

EQ/CONSERVATIVE-PLUS ALLOCATION	CLASS IB	1,255

EQ/CORE BOND INDEX	CLASS IB	3,429

EQ/CORE PLUS BOND	CLASS IB	7,197

EQ/EMERGING MARKETS EQUITY PLUS	CLASS IB	320

EQ/EQUITY 500 INDEX	CLASS IB	4,936

The accompanying notes are an integral part of these financial statements.

FSA-25

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Share Class**	Portfolio Shares Held (000’s)***
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	CLASS IB	354

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	CLASS K	49

EQ/FRANKLIN RISING DIVIDENDS	CLASS IB	697

EQ/GLOBAL EQUITY MANAGED VOLATILITY	CLASS IB	746

EQ/GOLDMAN SACHS MID CAP VALUE	CLASS IB	549

EQ/GROWTH STRATEGY	CLASS IB	4,845

EQ/INTERMEDIATE CORPORATE BOND	CLASS IB	26

EQ/INTERMEDIATE GOVERNMENT BOND	CLASS IA	873

EQ/INTERMEDIATE GOVERNMENT BOND	CLASS IB	533

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	CLASS IB	684

EQ/INTERNATIONAL EQUITY INDEX	CLASS IA	488

EQ/INTERNATIONAL EQUITY INDEX	CLASS IB	3,883

EQ/INTERNATIONAL MANAGED VOLATILITY	CLASS IB	131

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	CLASS IB	515

EQ/INVESCO COMSTOCK	CLASS IB	549

EQ/INVESCO GLOBAL	CLASS IB	146

EQ/INVESCO GLOBAL REAL ASSETS	CLASS IB	899

EQ/JANUS ENTERPRISE	CLASS IB	1,178

EQ/JPMORGAN GROWTH STOCK	CLASS IB	1,270

EQ/JPMORGAN VALUE OPPORTUNITIES	CLASS IB	2,940

EQ/LARGE CAP CORE MANAGED VOLATILITY	CLASS IB	812

EQ/LARGE CAP GROWTH INDEX	CLASS IB	2,442

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	CLASS IB	753

EQ/LARGE CAP VALUE INDEX	CLASS IB	2,751

EQ/LARGE CAP VALUE MANAGED VOLATILITY	CLASS IB	679

EQ/LAZARD EMERGING MARKETS EQUITY	CLASS IB	869

EQ/LONG-TERM BOND	CLASS IB	73

EQ/LOOMIS SAYLES GROWTH	CLASS IB	2,819

EQ/MFS INTERNATIONAL GROWTH	CLASS IB	6,688

EQ/MFS INTERNATIONAL INTRINSIC VALUE	CLASS IB	1,550

EQ/MFS MID CAP FOCUSED GROWTH	CLASS IB	1,841

EQ/MFS TECHNOLOGY	CLASS IB	1,148

EQ/MFS UTILITIES SERIES	CLASS IB	38

EQ/MFS UTILITIES SERIES	CLASS K	2

EQ/MID CAP INDEX	CLASS IB	3,095

EQ/MID CAP VALUE MANAGED VOLATILITY	CLASS IB	671

EQ/MODERATE ALLOCATION	CLASS IB	6,482

EQ/MODERATE GROWTH STRATEGY	CLASS IB	9,658

EQ/MODERATE-PLUS ALLOCATION	CLASS IB	18,780

The accompanying notes are an integral part of these financial statements.

FSA-26

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Share Class**	Portfolio Shares Held (000’s)***
EQ/MONEY MARKET	CLASS IA	25

EQ/MONEY MARKET	CLASS IB	32,766

EQ/MORGAN STANLEY SMALL CAP GROWTH	CLASS IB	2,011

EQ/PIMCO GLOBAL REAL RETURN	CLASS IB	184

EQ/PIMCO REAL RETURN	CLASS IB	1,531

EQ/PIMCO TOTAL RETURN ESG	CLASS IB	2,946

EQ/PIMCO ULTRA SHORT BOND	CLASS IB	1,179

EQ/QUALITY BOND PLUS	CLASS IA	1

EQ/QUALITY BOND PLUS	CLASS IB	500

EQ/SMALL COMPANY INDEX	CLASS IB	3,478

EQ/T. ROWE PRICE HEALTH SCIENCES	CLASS IB	149

EQ/VALUE EQUITY	CLASS IB	1,277

EQ/WELLINGTON ENERGY	CLASS IB	1,180

EQUITABLE CONSERVATIVE GROWTH MF/ETF	CLASS IB	933

EQUITABLE GROWTH MF/ETF	CLASS IB	55

EQUITABLE MODERATE GROWTH MF/ETF	CLASS IB	82

FIDELITY® VIP ASSET MANAGER 50%	INITIAL CLASS	—

FIDELITY® VIP ASSET MANAGER 70%	SERVICE CLASS 2	84

FIDELITY® VIP GROWTH & INCOME PORTFOLIO	INITIAL CLASS	8

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	593

FIDELITY® VIP VALUE PORTFOLIO	SERVICE CLASS 2	162

FRANKLIN INCOME VIP FUND	CLASS 2	21

FRANKLIN SMALL CAP VALUE VIP FUND	CLASS 2	799

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES I	—

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	42

INVESCO V.I. GLOBAL CORE EQUITY FUND	SERIES I	—

INVESCO V.I. HEALTH CARE FUND	SERIES I	2

INVESCO V.I. TECHNOLOGY FUND	SERIES I	4

JANUS HENDERSON BALANCED PORTFOLIO	SERVICE SHARES	144

JANUS HENDERSON ENTERPRISE PORTFOLIO	INSTITUTIONAL SHARES	46

JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO	INSTITUTIONAL SHARES	1

JANUS HENDERSON MID CAP VALUE PORTFOLIO	SERVICE SHARES	183

JANUS HENDERSON OVERSEAS PORTFOLIO	INSTITUTIONAL SHARES	3

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	VC SHARES	702

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	210

MORGAN STANLEY VARIABLE INSURANCE FUND INC. EMERGING MARKETS DEBT PORTFOLIO	CLASS I	17

MULTIMANAGER AGGRESSIVE EQUITY	CLASS IB	289

MULTIMANAGER CORE BOND	CLASS IB	2,032

The accompanying notes are an integral part of these financial statements.

FSA-27

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Share Class**	Portfolio Shares Held (000’s)***
MULTIMANAGER TECHNOLOGY	CLASS IB	1,864

NOMURA VIP HIGH INCOME SERIES	SERVICE CLASS	10,150

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	1,064

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO	CLASS II	70

T. ROWE PRICE EQUITY INCOME PORTFOLIO	CLASS II	275

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO	CLASS II	34

TARGET 2025 ALLOCATION	CLASS IB	86

TARGET 2035 ALLOCATION	CLASS IB	214

TARGET 2045 ALLOCATION	CLASS IB	221

TARGET 2055 ALLOCATION	CLASS IB	358

TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	788

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	1,242

VANECK VIP EMERGING MARKETS BOND FUND	INITIAL CLASS	5

VANECK VIP EMERGING MARKETS FUND	INITIAL CLASS	—

VANECK VIP GLOBAL RESOURCES FUND	CLASS S	157

VANECK VIP GLOBAL RESOURCES FUND	INITIAL CLASS	20

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.
***	Variable Investment Options where Shares Outstanding are less than 500 are denoted by a —.

FSA-28

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT CONVERTIBLE SECURITIES+	0.00%	CLASS IB	$178.54	10
1290 VT CONVERTIBLE SECURITIES	0.00%	CLASS IB	$242.41	9

1290 VT DOUBLELINE OPPORTUNISTIC BOND+	0.00%	CLASS IB	$109.60	26
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.00%	CLASS IB	$115.58	15

1290 VT EQUITY INCOME	0.00%	CLASS IB	$65.37	2
1290 VT EQUITY INCOME+	0.00%	CLASS IB	$183.86	6
1290 VT EQUITY INCOME	0.00%	CLASS IB	$460.94	11

1290 VT GAMCO MERGERS & ACQUISITIONS+	0.00%	CLASS IB	$149.01	8
1290 VT GAMCO MERGERS & ACQUISITIONS	0.00%	CLASS IB	$282.71	11

1290 VT GAMCO SMALL COMPANY VALUE	0.00%	CLASS IB	$187.81	1
1290 VT GAMCO SMALL COMPANY VALUE+	0.00%	CLASS IB	$207.21	101
1290 VT GAMCO SMALL COMPANY VALUE	0.00%	CLASS IB	$855.75	84

1290 VT MULTI-ALTERNATIVE STRATEGIES+	0.00%	CLASS IB	$113.21	2

1290 VT NATURAL RESOURCES+	0.00%	CLASS IB	$183.89	17

1290 VT REAL ESTATE+	0.00%	CLASS IB	$98.60	19

1290 VT SMALL CAP VALUE+	0.00%	CLASS IB	$205.40	20
1290 VT SMALL CAP VALUE	0.00%	CLASS IB	$256.24	12

1290 VT SMARTBETA EQUITY ESG+	0.00%	CLASS IB	$200.84	24
1290 VT SMARTBETA EQUITY ESG	0.00%	CLASS IB	$271.14	17

1290 VT SOCIALLY RESPONSIBLE	0.00%	CLASS IB	$53.33	—
1290 VT SOCIALLY RESPONSIBLE+	0.00%	CLASS IB	$252.36	13
1290 VT SOCIALLY RESPONSIBLE	0.00%	CLASS IB	$592.29	3

AB VPS DISCOVERY VALUE PORTFOLIO+	0.00%	CLASS B	$128.07	3

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND+	0.00%	CLASS 4	$140.07	50

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND+	0.00%	CLASS 4	$149.71	45
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	0.00%	CLASS 4	$224.83	31

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®+	0.00%	CLASS 4	$181.22	52
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.00%	CLASS 4	$224.26	33

BLACKROCK GLOBAL ALLOCATION V.I. FUND+	0.00%	CLASS III	$124.13	26

BNY MELLON STOCK INDEX FUND, INC.	0.00%	INITIAL SHARES	$113.95	280

EQ/400 MANAGED VOLATILITY	0.00%	CLASS IB	$382.67	5

EQ/500 MANAGED VOLATILITY	0.00%	CLASS IB	$584.70	13

EQ/2000 MANAGED VOLATILITY	0.00%	CLASS IB	$329.77	7

EQ/AB SMALL CAP GROWTH	0.00%	CLASS IB	$63.54	—
EQ/AB SMALL CAP GROWTH+	0.00%	CLASS IB	$175.57	75
EQ/AB SMALL CAP GROWTH	0.00%	CLASS IB	$859.66	26

The accompanying notes are an integral part of these financial statements.

FSA-29

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/AGGRESSIVE ALLOCATION+	0.00%	CLASS IB	$187.82	121
EQ/AGGRESSIVE ALLOCATION	0.00%	CLASS IB	$492.31	90

EQ/ALL ASSET GROWTH ALLOCATION	0.00%	CLASS IB	$37.70	—
EQ/ALL ASSET GROWTH ALLOCATION+	0.00%	CLASS IB	$ 172.65	49
EQ/ALL ASSET GROWTH ALLOCATION	0.00%	CLASS IB	$ 290.34	66

EQ/AMERICAN CENTURY MID CAP VALUE+	0.00%	CLASS IB	$ 173.58	61
EQ/AMERICAN CENTURY MID CAP VALUE	0.00%	CLASS IB	$ 429.48	59

EQ/BALANCED STRATEGY	0.00%	CLASS IB	$ 252.39	188

EQ/CAPITAL GROUP RESEARCH	0.00%	CLASS IB	$ 70.68	2
EQ/CAPITAL GROUP RESEARCH	0.00%	CLASS IB	$1,001.87	12

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG+	0.00%	CLASS IB	$ 244.85	21
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.00%	CLASS IB	$ 765.67	21

EQ/COMMON STOCK INDEX	0.00%	CLASS IA	$ 93.07	13
EQ/COMMON STOCK INDEX+	0.00%	CLASS IB	$ 247.72	465
EQ/COMMON STOCK INDEX	0.00%	CLASS IB	$ 594.63	210

EQ/CONSERVATIVE ALLOCATION+	0.00%	CLASS IB	$ 122.86	12
EQ/CONSERVATIVE ALLOCATION	0.00%	CLASS IB	$ 203.11	16

EQ/CONSERVATIVE GROWTH STRATEGY	0.00%	CLASS IB	$219.80	55

EQ/CONSERVATIVE STRATEGY	0.00%	CLASS IB	$ 165.45	17

EQ/CONSERVATIVE-PLUS ALLOCATION+	0.00%	CLASS IB	$ 139.34	23
EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	CLASS IB	$ 261.39	28

EQ/CORE BOND INDEX	0.00%	CLASS IB	$ 18.35	100
EQ/CORE BOND INDEX+	0.00%	CLASS IB	$ 112.08	165
EQ/CORE BOND INDEX	0.00%	CLASS IB	$ 164.13	75

EQ/CORE PLUS BOND+	0.00%	CLASS IB	$ 119.65	55
EQ/CORE PLUS BOND	0.00%	CLASS IB	$ 171.06	104

EQ/EMERGING MARKETS EQUITY PLUS+	0.00%	CLASS IB	$ 161.78	23

EQ/EQUITY 500 INDEX+	0.00%	CLASS IB	$ 257.17	1,000
EQ/EQUITY 500 INDEX	0.00%	CLASS IB	$ 691.27	311

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.00%	CLASS IB	$ 671.42	35
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.00%	CLASS K	$ 107.24	32

EQ/FRANKLIN RISING DIVIDENDS+	0.00%	CLASS IB	$ 203.21	72
EQ/FRANKLIN RISING DIVIDENDS	0.00%	CLASS IB	$ 551.74	38

EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.00%	CLASS IB	$ 661.06	19

EQ/GOLDMAN SACHS MID CAP VALUE+	0.00%	CLASS IB	$ 195.45	34
EQ/GOLDMAN SACHS MID CAP VALUE	0.00%	CLASS IB	$ 410.52	13

EQ/GROWTH STRATEGY	0.00%	CLASS IB	$ 332.10	283

EQ/INTERMEDIATE CORPORATE BOND+	0.00%	CLASS IB	$ 115.77	2

EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	CLASS IA	$ 20.29	418
EQ/INTERMEDIATE GOVERNMENT BOND+	0.00%	CLASS IB	$ 103.95	27
EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	CLASS IB	$ 138.18	10
EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	CLASS IB	$ 188.27	4

EQ/INTERNATIONAL CORE MANAGED VOLATILITY+	0.00%	CLASS IB	$ 174.25	10
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.00%	CLASS IB	$ 292.93	22

The accompanying notes are an integral part of these financial statements.

FSA-30

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/INTERNATIONAL EQUITY INDEX	0.00%	CLASS IA	$27.39	247
EQ/INTERNATIONAL EQUITY INDEX+	0.00%	CLASS IB	$187.09	165
EQ/INTERNATIONAL EQUITY INDEX	0.00%	CLASS IB	$277.12	79

EQ/INTERNATIONAL MANAGED VOLATILITY	0.00%	CLASS IB	$222.13	10

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	CLASS IB	$31.99	3
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY+	0.00%	CLASS IB	$170.84	10
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	CLASS IB	$302.67	19

EQ/INVESCO COMSTOCK+	0.00%	CLASS IB	$226.92	18
EQ/INVESCO COMSTOCK	0.00%	CLASS IB	$537.35	15

EQ/INVESCO GLOBAL+	0.00%	CLASS IB	$205.08	21

EQ/INVESCO GLOBAL REAL ASSETS+	0.00%	CLASS IB	$133.17	23
EQ/INVESCO GLOBAL REAL ASSETS	0.00%	CLASS IB	$249.68	45

EQ/JANUS ENTERPRISE	0.00%	CLASS IB	$80.17	—
EQ/JANUS ENTERPRISE+	0.00%	CLASS IB	$187.26	28
EQ/JANUS ENTERPRISE	0.00%	CLASS IB	$653.75	30

EQ/JPMORGAN GROWTH STOCK	0.00%	CLASS IB	$95.90	—
EQ/JPMORGAN GROWTH STOCK+	0.00%	CLASS IB	$243.63	148
EQ/JPMORGAN GROWTH STOCK	0.00%	CLASS IB	$824.08	64

EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	CLASS IB	$43.05	—
EQ/JPMORGAN VALUE OPPORTUNITIES+	0.00%	CLASS IB	$232.71	123
EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	CLASS IB	$845.82	37

EQ/LARGE CAP CORE MANAGED VOLATILITY+	0.00%	CLASS IB	$233.82	11
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.00%	CLASS IB	$572.28	10

EQ/LARGE CAP GROWTH INDEX	0.00%	CLASS IB	$22.57	5
EQ/LARGE CAP GROWTH INDEX+	0.00%	CLASS IB	$316.09	116
EQ/LARGE CAP GROWTH INDEX	0.00%	CLASS IB	$804.95	41

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	CLASS IB	$83.62	1
EQ/LARGE CAP GROWTH MANAGED VOLATILITY+	0.00%	CLASS IB	$262.64	16
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	CLASS IB	$1,316.64	15

EQ/LARGE CAP VALUE INDEX+	0.00%	CLASS IB	$191.68	92
EQ/LARGE CAP VALUE INDEX	0.00%	CLASS IB	$265.12	51

EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	CLASS IB	$55.85	1
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	CLASS IB	$451.26	27

EQ/LAZARD EMERGING MARKETS EQUITY	0.00%	CLASS IB	$211.84	104

EQ/LONG-TERM BOND+	0.00%	CLASS IB	$110.16	4

EQ/LOOMIS SAYLES GROWTH	0.00%	CLASS IB	$77.76	3
EQ/LOOMIS SAYLES GROWTH+	0.00%	CLASS IB	$267.66	36
EQ/LOOMIS SAYLES GROWTH	0.00%	CLASS IB	$1,051.40	23

EQ/MFS INTERNATIONAL GROWTH	0.00%	CLASS IB	$44.23	152
EQ/MFS INTERNATIONAL GROWTH+	0.00%	CLASS IB	$182.62	98
EQ/MFS INTERNATIONAL GROWTH	0.00%	CLASS IB	$461.56	65

EQ/MFS INTERNATIONAL INTRINSIC VALUE+	0.00%	CLASS IB	$188.18	98
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.00%	CLASS IB	$420.22	103

EQ/MFS MID CAP FOCUSED GROWTH+	0.00%	CLASS IB	$188.68	60
EQ/MFS MID CAP FOCUSED GROWTH	0.00%	CLASS IB	$526.49	39

The accompanying notes are an integral part of these financial statements.

FSA-31

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MFS TECHNOLOGY+	0.00%	CLASS IB	$174.05	102
EQ/MFS TECHNOLOGY	0.00%	CLASS IB	$236.03	126

EQ/MFS UTILITIES SERIES+	0.00%	CLASS IB	$138.37	11
EQ/MFS UTILITIES SERIES	0.00%	CLASS K	$103.91	1

EQ/MID CAP INDEX+	0.00%	CLASS IB	$189.05	126
EQ/MID CAP INDEX	0.00%	CLASS IB	$546.97	47

EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	CLASS IB	$46.66	9
EQ/MID CAP VALUE MANAGED VOLATILITY+	0.00%	CLASS IB	$169.81	15
EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	CLASS IB	$665.79	11

EQ/MODERATE ALLOCATION+	0.00%	CLASS IB	$147.79	214
EQ/MODERATE ALLOCATION	0.00%	CLASS IB	$305.06	154

EQ/MODERATE GROWTH STRATEGY	0.00%	CLASS IB	$290.04	552

EQ/MODERATE-PLUS ALLOCATION	0.00%	CLASS IB	$26.08	2
EQ/MODERATE-PLUS ALLOCATION+	0.00%	CLASS IB	$168.03	360
EQ/MODERATE-PLUS ALLOCATION	0.00%	CLASS IB	$397.15	304

EQ/MONEY MARKET	0.00%	CLASS IA	$13.56	2
EQ/MONEY MARKET+	0.00%	CLASS IB	$118.19	130
EQ/MONEY MARKET	0.00%	CLASS IB	$156.11	75

EQ/MORGAN STANLEY SMALL CAP GROWTH	0.00%	CLASS IB	$16.85	3
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.00%	CLASS IB	$179.34	51
EQ/MORGAN STANLEY SMALL CAP GROWTH+	0.00%	CLASS IB	$210.07	46

EQ/PIMCO GLOBAL REAL RETURN+	0.00%	CLASS IB	$107.49	13

EQ/PIMCO REAL RETURN+	0.00%	CLASS IB	$122.75	48
EQ/PIMCO REAL RETURN	0.00%	CLASS IB	$158.12	66

EQ/PIMCO TOTAL RETURN ESG+	0.00%	CLASS IB	$113.09	78
EQ/PIMCO TOTAL RETURN ESG	0.00%	CLASS IB	$152.18	126

EQ/PIMCO ULTRA SHORT BOND	0.00%	CLASS IB	$17.52	30
EQ/PIMCO ULTRA SHORT BOND+	0.00%	CLASS IB	$119.78	31
EQ/PIMCO ULTRA SHORT BOND	0.00%	CLASS IB	$148.90	50

EQ/QUALITY BOND PLUS	0.00%	CLASS IA	$12.89	1
EQ/QUALITY BOND PLUS	0.00%	CLASS IB	$192.57	20

EQ/SMALL COMPANY INDEX	0.00%	CLASS IB	$37.22	41
EQ/SMALL COMPANY INDEX+	0.00%	CLASS IB	$182.01	116
EQ/SMALL COMPANY INDEX	0.00%	CLASS IB	$671.95	30

EQ/T. ROWE PRICE HEALTH SCIENCES+	0.00%	CLASS IB	$176.24	57

EQ/VALUE EQUITY+	0.00%	CLASS IB	$172.96	29
EQ/VALUE EQUITY	0.00%	CLASS IB	$911.47	28

EQ/WELLINGTON ENERGY	0.00%	CLASS IB	$104.72	51

EQUITABLE CONSERVATIVE GROWTH MF/ETF+	0.00%	CLASS IB	$156.30	9
EQUITABLE CONSERVATIVE GROWTH MF/ETF	0.00%	CLASS IB	$200.86	51

EQUITABLE GROWTH MF/ETF+	0.00%	CLASS IB	$128.56	5

EQUITABLE MODERATE GROWTH MF/ETF+	0.00%	CLASS IB	$125.35	7

FIDELITY® VIP ASSET MANAGER 50%	0.00%	INITIAL CLASS	$38.68	—
FIDELITY® VIP ASSET MANAGER 70%+	0.00%	SERVICE CLASS 2	$133.43	16

FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.00%	INITIAL CLASS	$71.13	4

The accompanying notes are an integral part of these financial statements.

FSA-32

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
FIDELITY® VIP MID CAP PORTFOLIO+	0.00%	SERVICE CLASS 2	$ 205.98	38
FIDELITY® VIP MID CAP PORTFOLIO	0.00%	SERVICE CLASS 2	$ 437.58	30

FIDELITY® VIP VALUE PORTFOLIO+	0.00%	SERVICE CLASS 2	$ 146.91	21

FRANKLIN INCOME VIP FUND	0.00%	CLASS 2	$ 27.77	12

FRANKLIN SMALL CAP VALUE VIP FUND+	0.00%	CLASS 2	$ 188.16	30
FRANKLIN SMALL CAP VALUE VIP FUND	0.00%	CLASS 2	$ 393.76	14

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.00%	SERIES I	$ 28.10	—
INVESCO V.I. DIVERSIFIED DIVIDEND FUND+	0.00%	SERIES II	$ 143.61	8

INVESCO V.I. GLOBAL CORE EQUITY FUND	0.00%	SERIES I	$ 35.30	—

INVESCO V.I. HEALTH CARE FUND	0.00%	SERIES I	$ 58.94	1

INVESCO V.I. TECHNOLOGY FUND	0.00%	SERIES I	$ 100.15	1

JANUS HENDERSON BALANCED PORTFOLIO+	0.00%	SERVICE SHARES	$ 141.64	60

JANUS HENDERSON ENTERPRISE PORTFOLIO	0.00%	INSTITUTIONAL SHARES	$ 52.16	73

JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO	0.00%	INSTITUTIONAL SHARES	$ 41.60	—

JANUS HENDERSON MID CAP VALUE PORTFOLIO	0.00%	SERVICE SHARES	$ 55.98	55

JANUS HENDERSON OVERSEAS PORTFOLIO	0.00%	INSTITUTIONAL SHARES	$ 43.31	4

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO+	0.00%	VC SHARES	$ 125.12	60

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.00%	SERVICE CLASS	$ 660.31	7

MORGAN STANLEY VARIABLE INSURANCE FUND INC. EMERGING MARKETS DEBT PORTFOLIO	0.00%	CLASS I	$ 42.64	2

MULTIMANAGER AGGRESSIVE EQUITY+	0.00%	CLASS IB	$ 272.53	23
MULTIMANAGER AGGRESSIVE EQUITY	0.00%	CLASS IB	$ 632.59	23

MULTIMANAGER CORE BOND	0.00%	CLASS IB	$ 16.39	717
MULTIMANAGER CORE BOND	0.00%	CLASS IB	$ 207.02	29

MULTIMANAGER TECHNOLOGY+	0.00%	CLASS IB	$ 312.45	101
MULTIMANAGER TECHNOLOGY	0.00%	CLASS IB	$2,235.00	20

NOMURA VIP HIGH INCOME SERIES+	0.00%	SERVICE CLASS	$ 132.66	87
NOMURA VIP HIGH INCOME SERIES	0.00%	SERVICE CLASS	$ 169.43	107

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.00%	ADVISOR CLASS	$ 115.83	38
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO+	0.00%	ADVISOR CLASS	$ 179.07	14

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO+	0.00%	CLASS II	$ 247.12	17

T. ROWE PRICE EQUITY INCOME PORTFOLIO+	0.00%	CLASS II	$ 191.48	18
T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.00%	CLASS II	$ 405.19	11

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO+	0.00%	CLASS II	$ 143.18	6

TARGET 2025 ALLOCATION	0.00%	CLASS IB	$ 192.52	5

TARGET 2035 ALLOCATION	0.00%	CLASS IB	$ 221.23	15

TARGET 2045 ALLOCATION	0.00%	CLASS IB	$ 239.06	16

TARGET 2055 ALLOCATION	0.00%	CLASS IB	$ 261.75	26

The accompanying notes are an integral part of these financial statements.

FSA-33

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

TEMPLETON DEVELOPING MARKETS VIP FUND+	0.00%	CLASS 2	$ 179.97	20
TEMPLETON DEVELOPING MARKETS VIP FUND	0.00%	CLASS 2	$ 212.30	28
TEMPLETON GLOBAL BOND VIP FUND+	0.00%	CLASS 2	$ 92.58	42
TEMPLETON GLOBAL BOND VIP FUND	0.00%	CLASS 2	$ 117.00	107

VANECK VIP EMERGING MARKETS BOND FUND	0.00%	INITIAL CLASS	$ 31.49	1

VANECK VIP EMERGING MARKETS FUND	0.00%	INITIAL CLASS	$ 38.01	—

VANECK VIP GLOBAL RESOURCES FUND	0.00%	CLASS S	$ 129.05	34
VANECK VIP GLOBAL RESOURCES FUND+	0.00%	CLASS S	$ 135.37	5
VANECK VIP GLOBAL RESOURCES FUND	0.00%	INITIAL CLASS	$ 60.02	11

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual mortality and expense risk related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.
***	Variable Investment Options where Units Outstanding are less than 500 are denoted by a —.
+	This Variable Investment Option is subject to an Investment Expense Reduction (See Note 7).

FSA-34

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2025

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT MULTI- ALTERNATIVE STRATEGIES*
Income:
Investment Income:
Dividends from the Portfolios	$55,651	$203,432	$129,401	$122,933	$561,600	$4,315

Net Investment Income (Loss)	55,651	203,432	129,401	122,933	561,600	4,315

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(143,322)	(26,906)	257,422	24,122	1,418,702	786
Net realized gain distribution from the Portfolios	—	—	511,537	132,012	5,556,876	—

Net realized gain (loss)	(143,322)	(26,906)	768,959	156,134	6,975,578	786

Net change in unrealized appreciation (depreciation) of investments	613,829	120,439	(56,924)	327,384	2,900,603	21,347

Net Realized and Unrealized Gain (Loss) on Investments	470,507	93,533	712,035	483,518	9,876,181	22,133

Net Increase (Decrease) in Net Assets Resulting from Operations	$526,158	$296,965	$841,436	$606,451	$10,437,781	$26,448

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-35

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	1290 VT NATURAL RESOURCES*	1290 VT REAL ESTATE*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY ESG*	1290 VT SOCIALLY RESPONSIBLE*	AB VPS DISCOVERY VALUE PORTFOLIO**
Income:
Investment Income:
Dividends from the Portfolios	$79,947	$50,818	$85,327	$67,709	$17,398	$1,782

Net Investment Income (Loss)	79,947	50,818	85,327	67,709	17,398	1,782

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(13,319)	4,296	21,683	110,272	86,672	(1,176)
Net realized gain distribution from the Portfolios	—	—	726,453	720,818	360,461	33,619

Net realized gain (loss)	(13,319)	4,296	748,136	831,090	447,133	32,443

Net change in unrealized appreciation (depreciation) of investments	613,967	91,289	(435,072)	135,251	267,955	(20,973)

Net Realized and Unrealized Gain (Loss) on Investments	600,648	95,585	313,064	966,341	715,088	11,470

Net Increase (Decrease) in Net Assets Resulting from Operations	$680,595	$146,403	$398,391	$1,034,050	$732,486	$13,252

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable America.

FSA-36

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	BLACKROCK GLOBAL ALLOCATION V.I. FUND	BNY MELLON STOCK INDEX FUND, INC.	EQ/400 MANAGED VOLATILITY*
Income:
Investment Income:
Dividends from the Portfolios	$111,639	$25,404	$139,762	$124,618	$303,784	$17,492

Net Investment Income (Loss)	111,639	25,404	139,762	124,618	303,784	17,492

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	85,745	(357,814)	119,742	10,805	2,073,123	23,079
Net realized gain distribution from the Portfolios	352,568	255,713	563,618	299,072	1,588,351	152,319

Net realized gain (loss)	438,313	(102,101)	683,360	309,877	3,661,474	175,398

Net change in unrealized appreciation (depreciation) of investments	235,741	1,696,507	2,654,835	(11,599)	837,252	(128,747)

Net Realized and Unrealized Gain (Loss) on Investments	674,054	1,594,406	3,338,195	298,278	4,498,726	46,651

Net Increase (Decrease) in Net Assets Resulting from Operations	$785,693	$1,619,810	$3,477,957	$422,896	$4,802,510	$64,143

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-37

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*
Income:
Investment Income:
Dividends from the Portfolios	$54,901	$21,548	$50,871	$916,839	$579,269	$525,430

Net Investment Income (Loss)	54,901	21,548	50,871	916,839	579,269	525,430

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	546,335	(29,348)	(461,168)	(523,190)	101,956	75,815
Net realized gain distribution from the Portfolios	987,174	78,365	3,377,239	5,871,553	1,372,781	2,478,364

Net realized gain (loss)	1,533,509	49,017	2,916,071	5,348,363	1,474,737	2,554,179

Net change in unrealized appreciation (depreciation) of investments	(616,380)	144,648	117,788	1,378,007	1,928,248	(286,398)

Net Realized and Unrealized Gain (Loss) on Investments	917,129	193,665	3,033,859	6,726,370	3,402,985	2,267,781

Net Increase (Decrease) in Net Assets Resulting from Operations	$972,030	$215,213	$3,084,730	$7,643,209	$3,982,254	$2,793,211

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-38

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/BALANCED STRATEGY*	EQ/CAPITAL GROUP RESEARCH*	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*
Income:
Investment Income:
Dividends from the Portfolios	$1,061,388	$52,610	$—	$1,404,526	$140,519	$295,865

Net Investment Income (Loss)	1,061,388	52,610	—	1,404,526	140,519	295,865

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	432,393	386,239	467,909	2,809,656	(47,270)	56,596
Net realized gain distribution from the Portfolios	2,908,758	990,026	2,256,882	16,588,884	104,713	631,072

Net realized gain (loss)	3,341,151	1,376,265	2,724,791	19,398,540	57,443	687,668

Net change in unrealized appreciation (depreciation) of investments	(1,256)	712,711	(1,222,315)	12,304,335	122,683	75,222

Net Realized and Unrealized Gain (Loss) on Investments	3,339,895	2,088,976	1,502,476	31,702,875	180,126	762,890

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,401,283	$2,141,586	$1,502,476	$33,107,401	$320,645	$1,058,755

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-39

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE BOND INDEX*	EQ/CORE PLUS BOND*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*
Income:
Investment Income:
Dividends from the Portfolios	$79,561	$260,071	$954,684	$1,233,411	$71,563	$3,192,977

Net Investment Income (Loss)	79,561	260,071	954,684	1,233,411	71,563	3,192,977

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(16,964)	(81,031)	(84,963)	(128,624)	(18,737)	8,609,509
Net realized gain distribution from the Portfolios	74,585	513,568	—	—	—	11,780,996

Net realized gain (loss)	57,621	432,537	(84,963)	(128,624)	(18,737)	20,390,505

Net change in unrealized appreciation (depreciation) of investments	70,571	183,440	930,673	778,588	799,705	41,668,266

Net Realized and Unrealized Gain (Loss) on Investments	128,192	615,977	845,710	649,964	780,968	62,058,771

Net Increase (Decrease) in Net Assets Resulting from Operations	$207,753	$876,048	$1,800,394	$1,883,375	$852,531	$65,251,748

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-40

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN RISING DIVIDENDS*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE CORPORATE BOND*
Income:
Investment Income:
Dividends from the Portfolios	$89,932	$259,192	$99,207	$117,490	$1,677,346	$12,619

Net Investment Income (Loss)	89,932	259,192	99,207	117,490	1,677,346	12,619

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,436,193	705,261	324,162	68,543	888,600	(748)
Net realized gain distribution from the Portfolios	1,627,731	1,331,070	1,249,648	911,097	7,676,597	4,504

Net realized gain (loss)	3,063,924	2,036,331	1,573,810	979,640	8,565,197	3,756

Net change in unrealized appreciation (depreciation) of investments	1,088,546	1,315,293	447,880	(99,863)	(474,933)	(5,707)

Net Realized and Unrealized Gain (Loss) on Investments	4,152,470	3,351,624	2,021,690	879,777	8,090,264	(1,951)

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,242,402	$3,610,816	$2,120,897	$997,267	$9,767,610	$10,668

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-41

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*
Income:
Investment Income:
Dividends from the Portfolios	$404,505	$105,793	$1,991,624	$43,953	$160,565	$145,800

Net Investment Income (Loss)	404,505	105,793	1,991,624	43,953	160,565	145,800

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	9,292	201,095	1,441,903	117,157	220,032	140,145
Net realized gain distribution from the Portfolios	—	587,091	—	75,889	398,950	938,667

Net realized gain (loss)	9,292	788,186	1,441,903	193,046	618,982	1,078,812

Net change in unrealized appreciation (depreciation) of investments	251,493	815,184	10,246,891	265,189	910,065	416,477

Net Realized and Unrealized Gain (Loss) on Investments	260,785	1,603,370	11,688,794	458,235	1,529,047	1,495,289

Net Increase (Decrease) in Net Assets Resulting from Operations	$665,290	$1,709,163	$13,680,418	$502,188	$1,689,612	$1,641,089

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-42

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/INVESCO GLOBAL*	EQ/INVESCO GLOBAL REAL ASSETS*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN GROWTH STOCK*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*
Income:
Investment Income:
Dividends from the Portfolios	$—	$350,464	$—	$—	$593,985	$63,310

Net Investment Income (Loss)	—	350,464	—	—	593,985	63,310

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	53,413	30,497	122,808	1,684,129	149,117	74,458
Net realized gain distribution from the Portfolios	542,248	537,499	2,138,046	13,248,542	4,753,614	1,104,017

Net realized gain (loss)	595,661	567,996	2,260,854	14,932,671	4,902,731	1,178,475

Net change in unrealized appreciation (depreciation) of investments	(34,164)	1,006,954	(470,507)	(3,516,330)	2,210,146	(405,930)

Net Realized and Unrealized Gain (Loss) on Investments	561,497	1,574,950	1,790,347	11,416,341	7,112,877	772,545

Net Increase (Decrease) in Net Assets Resulting from Operations	$561,497	$1,925,414	$1,790,347	$11,416,341	$7,706,862	$835,855

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-43

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LONG-TERM BOND*
Income:
Investment Income:
Dividends from the Portfolios	$—	$22,927	$359,300	$161,387	$770,229	$20,081

Net Investment Income (Loss)	—	22,927	359,300	161,387	770,229	20,081

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,508,635	338,842	268,908	303,861	243,892	(3,565)
Net realized gain distribution from the Portfolios	5,534,330	3,379,606	1,704,572	988,570	807,607	—

Net realized gain (loss)	7,042,965	3,718,448	1,973,480	1,292,431	1,051,499	(3,565)

Net change in unrealized appreciation (depreciation) of investments	3,129,923	(1,259,193)	1,487,926	(259,374)	4,825,746	3,888

Net Realized and Unrealized Gain (Loss) on Investments	10,172,888	2,459,255	3,461,406	1,033,057	5,877,245	323

Net Increase (Decrease) in Net Assets Resulting from Operations	$10,172,888	$2,482,182	$3,820,706	$1,194,444	$6,647,474	$20,404

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-44

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL INTRINSIC VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*
Income:
Investment Income:
Dividends from the Portfolios	$—	$493,849	$740,060	$—	$—	$38,416

Net Investment Income (Loss)	—	493,849	740,060	—	—	38,416

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	651,117	136,980	1,014,646	583,739	1,410,432	1,946
Net realized gain distribution from the Portfolios	2,567,538	4,411,326	3,034,637	3,961,314	4,182,521	18,042

Net realized gain (loss)	3,218,655	4,548,306	4,049,283	4,545,053	5,592,953	19,988

Net change in unrealized appreciation (depreciation) of investments	693,968	4,018,940	10,398,566	(3,001,222)	984,059	113,883

Net Realized and Unrealized Gain (Loss) on Investments	3,912,623	8,567,246	14,447,849	1,543,831	6,577,012	133,871

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,912,623	$9,061,095	$15,187,909	$1,543,831	$6,577,012	$172,287

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-45

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE-PLUS ALLOCATION*	EQ/MONEY MARKET*
Income:
Investment Income:
Dividends from the Portfolios	$400,841	$118,522	$1,833,559	$3,210,149	$3,382,731	$1,059,221

Net Investment Income (Loss)	400,841	118,522	1,833,559	3,210,149	3,382,731	1,059,221

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	195,734	142,721	(626,802)	1,092,284	(534,065)	(5,099)
Net realized gain distribution from the Portfolios	2,819,906	703,768	4,418,177	12,260,737	13,533,357	171

Net realized gain (loss)	3,015,640	846,489	3,791,375	13,353,021	12,999,292	(4,928)

Net change in unrealized appreciation (depreciation) of investments	(418,927)	(486,619)	1,764,086	(862,058)	2,169,619	2,072

Net Realized and Unrealized Gain (Loss) on Investments	2,596,713	359,870	5,555,461	12,490,963	15,168,911	(2,856)

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,997,554	$478,392	$7,389,020	$15,701,112	$18,551,642	$1,056,365

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-46

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/MORGAN STANLEY SMALL CAP GROWTH*	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO REAL RETURN*	EQ/PIMCO TOTAL RETURN ESG*	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*
Income:
Investment Income:
Dividends from the Portfolios	$51,493	$18,453	$492,062	$1,168,231	$471,109	$134,057

Net Investment Income (Loss)	51,493	18,453	492,062	1,168,231	471,109	134,057

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(780,236)	(28,651)	(157,165)	(395,337)	281,777	(51,161)

Net realized gain (loss)	(780,236)	(28,651)	(157,165)	(395,337)	281,777	(51,161)

Net change in unrealized appreciation (depreciation) of investments	2,017,868	76,570	751,510	1,428,685	(51,621)	148,265

Net Realized and Unrealized Gain (Loss) on Investments	1,237,632	47,919	594,345	1,033,348	230,156	97,104

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,289,125	$66,372	$1,086,407	$2,201,579	$701,265	$231,161

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-47

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE HEALTH SCIENCES*	EQ/VALUE EQUITY*	EQ/WELLINGTON ENERGY*	EQUITABLE CONSERVATIVE GROWTH MF/ETF*	EQUITABLE GROWTH MF/ETF*
Income:
Investment Income:
Dividends from the Portfolios	$343,818	$—	$437,666	$134,292	$411,687	$8,603

Net Investment Income (Loss)	343,818	—	437,666	134,292	411,687	8,603

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(157,723)	(58,474)	186,452	268,037	161,671	3,225
Net realized gain distribution from the Portfolios	1,392,822	160,363	741,142	—	493,580	17,203

Net realized gain (loss)	1,235,099	101,889	927,594	268,037	655,251	20,428

Net change in unrealized appreciation (depreciation) of investments	3,269,472	1,510,367	1,715,260	196,713	240,874	33,708

Net Realized and Unrealized Gain (Loss) on Investments	4,504,571	1,612,256	2,642,854	464,750	896,125	54,136

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,848,389	$1,612,256	$3,080,520	$599,042	$1,307,812	$62,739

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-48

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQUITABLE MODERATE GROWTH MF/ETF*	FIDELITY® VIP ASSET MANAGER 50%	FIDELITY® VIP ASSET MANAGER 70%	FIDELITY® VIP GROWTH & INCOME PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO	FIDELITY® VIP VALUE PORTFOLIO
Income:
Investment Income:
Dividends from the Portfolios	$25,777	$127	$35,306	$4,626	$48,638	$35,780

Net Investment Income (Loss)	25,777	127	35,306	4,626	48,638	35,780

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	19,661	18	11,133	3,792,189	(16,674)	24,201
Net realized gain distribution from the Portfolios	24,651	213	46,997	143,232	2,228,008	192,900

Net realized gain (loss)	44,312	231	58,130	3,935,421	2,211,334	217,101

Net change in unrealized appreciation (depreciation) of investments	9,382	326	168,770	(1,558,418)	(86,559)	18,187

Net Realized and Unrealized Gain (Loss) on Investments	53,694	557	226,900	2,377,003	2,124,775	235,288

Net Increase (Decrease) in Net Assets Resulting from Operations	$79,471	$684	$262,206	$2,381,629	$2,173,413	$271,068

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-49

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	FRANKLIN INCOME VIP FUND	FRANKLIN SMALL CAP VALUE VIP FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. GLOBAL CORE EQUITY FUND	INVESCO V.I. HEALTH CARE FUND	INVESCO V.I. TECHNOLOGY FUND
Income:
Investment Income:
Dividends from the Portfolios	$15,204	$103,155	$14,568	$8	$—	$—

Net Investment Income (Loss)	15,204	103,155	14,568	8	—	—

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(4,124)	(22,324)	880	15	170	181
Net realized gain distribution from the Portfolios	3,196	804,515	81,810	39	2,360	10,625

Net realized gain (loss)	(928)	782,191	82,690	54	2,530	10,806

Net change in unrealized appreciation (depreciation) of investments	23,055	(58,066)	32,480	19	5,660	6,502

Net Realized and Unrealized Gain (Loss) on Investments	22,127	724,125	115,170	73	8,190	17,308

Net Increase (Decrease) in Net Assets Resulting from Operations	$37,331	$827,280	$129,738	$81	$8,190	$17,308

The accompanying notes are an integral part of these financial statements.

FSA-50

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	JANUS HENDERSON BALANCED PORTFOLIO	JANUS HENDERSON ENTERPRISE PORTFOLIO	JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO	JANUS HENDERSON MID CAP VALUE PORTFOLIO	JANUS HENDERSON OVERSEAS PORTFOLIO	LORD ABBETT SERIES FUND-BOND DEBENTURE PORTFOLIO
Income:
Investment Income:
Dividends from the Portfolios	$126,087	$7,167	$233	$19,408	$2,446	$430,775

Net Investment Income (Loss)	126,087	7,167	233	19,408	2,446	430,775

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	93,669	140,887	101	(10,998)	1,046	(79,530)
Net realized gain distribution from the Portfolios	209,137	265,459	3,466	281,235	—	—

Net realized gain (loss)	302,806	406,346	3,567	270,237	1,046	(79,530)

Net change in unrealized appreciation (depreciation) of investments	557,952	(162,127)	3,818	(128,462)	38,785	181,836

Net Realized and Unrealized Gain (Loss) on Investments	860,758	244,219	7,385	141,775	39,831	102,306

Net Increase (Decrease) in Net Assets Resulting from Operations	$986,845	$251,386	$7,618	$161,183	$42,277	$533,081

The accompanying notes are an integral part of these financial statements.

FSA-51

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	MORGAN STANLEY VARIABLE INSURANCE FUND INC. EMERGING MARKETS DEBT PORTFOLIO	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER TECHNOLOGY*	NOMURA VIP HIGH INCOME SERIES
Income:
Investment Income:
Dividends from the Portfolios	$738	$12,412	$45,631	$567,240	$—	$1,771,190

Net Investment Income (Loss)	738	12,412	45,631	567,240	—	1,771,190

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(82,579)	(528)	313,714	(332,796)	932,339	(414,137)
Net realized gain distribution from the Portfolios	639,702	—	3,371,322	—	8,181,655	11,679

Net realized gain (loss)	557,123	(528)	3,685,036	(332,796)	9,113,994	(402,458)

Net change in unrealized appreciation (depreciation) of investments	(156,366)	523	(794,748)	862,643	6,261,492	570,350

Net Realized and Unrealized Gain (Loss) on Investments	400,757	(5)	2,890,288	529,847	15,375,486	167,892

Net Increase (Decrease) in Net Assets Resulting from Operations	$401,495	$12,407	$2,935,919	$1,097,087	$15,375,486	$1,939,082

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-52

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO	T. ROWE PRICE EQUITY INCOME PORTFOLIO	T. ROWE PRICE MID-CAP GROWTH PORTFOLIO	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*
Income:
Investment Income:
Dividends from the Portfolios	$170,124	$—	$106,083	$—	$24,251	$68,364

Net Investment Income (Loss)	170,124	—	106,083	—	24,251	68,364

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(148,489)	155,939	36,578	(185)	(13,195)	34,374
Net realized gain distribution from the Portfolios	—	372,337	755,014	109,361	62,112	90,621

Net realized gain (loss)	(148,489)	528,276	791,592	109,176	48,917	124,995

Net change in unrealized appreciation (depreciation) of investments	1,037,495	107,134	45,134	(84,460)	32,791	260,745

Net Realized and Unrealized Gain (Loss) on Investments	889,006	635,410	836,726	24,716	81,708	385,740

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,059,130	$635,410	$942,809	$24,716	$105,959	$454,104

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-53

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*	TEMPLETON DEVELOPING MARKETS VIP FUND	TEMPLETON GLOBAL BOND VIP FUND	VANECK VIP EMERGING MARKETS BOND FUND	VANECK VIP EMERGING MARKETS FUND
Income:
Investment Income:
Dividends from the Portfolios	$65,929	$99,203	$38,518	$—	$1,947	$23

Net Investment Income (Loss)	65,929	99,203	38,518	—	1,947	23

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	51,769	135,160	51,865	(321,595)	(6)	6
Net realized gain distribution from the Portfolios	92,849	163,053	120,210	—	—	—

Net realized gain (loss)	144,618	298,213	172,075	(321,595)	(6)	6

Net change in unrealized appreciation (depreciation) of investments	287,298	599,000	2,565,373	2,454,799	4,274	794

Net Realized and Unrealized Gain (Loss) on Investments	431,916	897,213	2,737,448	2,133,204	4,268	800

Net Increase (Decrease) in Net Assets Resulting from Operations	$497,845	$996,416	$2,775,966	$2,133,204	$6,215	$823

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-54

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2025

VANECK VIP GLOBAL RESOURCES FUND
Income:
Investment Income:
Dividends from the Portfolios	$116,547

Net Investment Income (Loss)	116,547

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	91,353

Net realized gain (loss)	91,353

Net change in unrealized appreciation (depreciation) of investments	1,318,789

Net Realized and Unrealized Gain (Loss) on Investments	1,410,142

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,526,689

The accompanying notes are an integral part of these financial statements.

FSA-55

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	1290 VT CONVERTIBLE SECURITIES*		1290 VT DOUBLELINE OPPORTUNISTIC BOND*		1290 VT EQUITY INCOME*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$55,651	$54,684	$203,432	$174,141	$129,401	$136,104
Net realized gain (loss)	(143,322)	(120,104)	(26,906)	(84,710)	768,959	473,124
Net change in unrealized appreciation (depreciation) of investments	613,829	336,446	120,439	14,242	(56,924)	(9,478)

Net increase (decrease) in net assets resulting from operations	526,158	271,026	296,965	103,673	841,436	599,750

From Contractowners Transactions:
Payments received from contractowners	524,311	575,587	720,187	862,129	721,324	586,421
Transfers between Variable Investment Options including guaranteed interest account, net	27,445	(4,014)	77,916	(61,302)	4,231	(130,626)
Redemptions for contract benefits and terminations	(30,191)	(31,910)	(42,103)	(8,399)	(1,649,488)	(129,323)
Contract maintenance charges	(308,711)	(251,905)	(260,561)	(230,811)	(391,631)	(383,405)

Net increase (decrease) in net assets resulting from contractowners transactions	212,854	287,758	495,439	561,617	(1,315,564)	(56,933)

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	2,399	1,745	3,993	(2,836)	1,542	—

Net Increase (Decrease) in Net Assets	741,411	560,529	796,397	662,454	(472,586)	542,817
Net Assets — Beginning of Year	3,210,274	2,649,745	3,828,967	3,166,513	6,693,261	6,150,444

Net Assets — End of Year	$3,951,685	$3,210,274	$4,625,364	$3,828,967	$6,220,675	$6,693,261

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-56

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	1290 VT GAMCO MERGERS & ACQUISITIONS*		1290 VT GAMCO SMALL COMPANY VALUE*		1290 VT MULTI- ALTERNATIVE STRATEGIES*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$122,933	$69,582	$561,600	$468,398	$4,315	$3,893
Net realized gain (loss)	156,134	170,752	6,975,578	6,961,862	786	(613)
Net change in unrealized appreciation (depreciation) of investments	327,384	80,539	2,900,603	788,327	21,347	8,539

Net increase (decrease) in net assets resulting from operations	606,451	320,873	10,437,781	8,218,587	26,448	11,819

From Contractowners Transactions:
Payments received from contractowners	530,359	484,981	9,455,327	8,831,821	46,532	40,495
Transfers between Variable Investment Options including guaranteed interest account, net	(205,506)	(93,537)	456,402	(1,838,121)	8,548	15,465
Redemptions for contract benefits and terminations	(113,214)	(71,719)	(3,376,988)	(1,583,310)	(689)	(706)
Contract maintenance charges	(249,781)	(249,782)	(3,838,813)	(3,655,171)	(14,621)	(10,809)

Net increase (decrease) in net assets resulting from contractowners transactions	(38,142)	69,943	2,695,928	1,755,219	39,770	44,445

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	1,498	936	4,226	—	331	226

Net Increase (Decrease) in Net Assets	569,807	391,752	13,137,935	9,973,806	66,549	56,490
Net Assets — Beginning of Year	3,865,261	3,473,509	80,120,217	70,146,411	174,545	118,055

Net Assets — End of Year	$4,435,068	$3,865,261	$93,258,152	$80,120,217	$241,094	$174,545

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-57

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	1290 VT NATURAL RESOURCES*		1290 VT REAL ESTATE*		1290 VT SMALL CAP VALUE*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$79,947	$73,312	$50,818	$37,760	$85,327	$78,489
Net realized gain (loss)	(13,319)	20,844	4,296	(7,511)	748,136	395,189
Net change in unrealized appreciation (depreciation) of investments	613,967	(233,291)	91,289	(22,556)	(435,072)	482,069

Net increase (decrease) in net assets resulting from operations	680,595	(139,135)	146,403	7,693	398,391	955,747

From Contractowners Transactions:
Payments received from contractowners	496,982	641,033	488,447	433,989	1,192,436	1,190,532
Transfers between Variable Investment Options including guaranteed interest account, net	(74,024)	(74,863)	112,137	62,863	189,874	(103,180)
Redemptions for contract benefits and terminations	(79,196)	(30,457)	(28,092)	(3,631)	(72,483)	(73,533)
Contract maintenance charges	(279,357)	(262,419)	(132,024)	(89,413)	(400,747)	(333,953)

Net increase (decrease) in net assets resulting from contractowners transactions	64,405	273,294	440,468	403,808	909,080	679,866

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	4,108	3,733	2,515	1,589	5,126	5,058

Net Increase (Decrease) in Net Assets	749,108	137,892	589,386	413,090	1,312,597	1,640,671
Net Assets — Beginning of Year	2,393,964	2,256,072	1,240,223	827,133	5,804,325	4,163,654

Net Assets — End of Year	$3,143,072	$2,393,964	$1,829,609	$1,240,223	$7,116,922	$5,804,325

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-58

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	1290 VT SMARTBETA EQUITY ESG*		1290 VT SOCIALLY RESPONSIBLE*		AB VPS DISCOVERY VALUE PORTFOLIO**
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$67,709	$63,177	$17,398	$17,907	$1,782	$1,049
Net realized gain (loss)	831,090	496,874	447,133	309,657	32,443	10,607
Net change in unrealized appreciation (depreciation) of investments	135,251	381,200	267,955	369,376	(20,973)	5,157

Net increase (decrease) in net assets resulting from operations	1,034,050	941,251	732,486	696,940	13,252	16,813

From Contractowners Transactions:
Payments received from contractowners	1,559,100	1,269,048	755,530	935,221	112,298	124,421
Transfers between Variable Investment Options including guaranteed interest account, net	310,001	(186,611)	(224,805)	(259,909)	(20,038)	(14,641)
Redemptions for contract benefits and terminations	(78,293)	(82,050)	(71,916)	(47,555)	(2,198)	(1,267)
Contract maintenance charges	(417,814)	(366,607)	(271,380)	(263,328)	(20,531)	(19,672)

Net increase (decrease) in net assets resulting from contractowners transactions	1,372,994	633,780	187,429	364,429	69,531	88,841

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	11,752	8,132	4,043	2,459	770	482

Net Increase (Decrease) in Net Assets	2,418,796	1,583,163	923,958	1,063,828	83,553	106,136
Net Assets — Beginning of Year	7,094,908	5,511,745	4,114,520	3,050,692	238,198	132,062

Net Assets — End of Year	$9,513,704	$7,094,908	$5,038,478	$4,114,520	$321,751	$238,198

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable America.

FSA-59

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND		AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND		AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$111,639	$69,446	$25,404	$78,131	$139,762	$132,565
Net realized gain (loss)	438,313	135,401	(102,101)	52,993	683,360	103,371
Net change in unrealized appreciation (depreciation) of investments	235,741	208,637	1,696,507	55,892	2,654,835	368,765

Net increase (decrease) in net assets resulting from operations	785,693	413,484	1,619,810	187,016	3,477,957	604,701

From Contractowners Transactions:
Payments received from contractowners	3,160,679	1,929,023	2,390,983	1,991,638	3,926,157	2,333,422
Transfers between Variable Investment Options including guaranteed interest account, net	155,917	130,892	(33,911)	304,149	(1,087,528)	(98,302)
Redemptions for contract benefits and terminations	(58,359)	(76,737)	(187,440)	(88,147)	(270,306)	(244,956)
Contract maintenance charges	(1,032,185)	(547,444)	(596,423)	(523,529)	(851,981)	(738,732)

Net increase (decrease) in net assets resulting from contractowners transactions	2,226,052	1,435,734	1,573,209	1,684,111	1,716,342	1,251,432

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	17,512	4,545	14,721	11,151	19,720	13,961

Net Increase (Decrease) in Net Assets	3,029,257	1,853,763	3,207,740	1,882,278	5,214,019	1,870,094
Net Assets — Beginning of Year	3,928,589	2,074,826	10,394,256	8,511,978	11,555,883	9,685,789

Net Assets — End of Year	$6,957,846	$3,928,589	$13,601,996	$10,394,256	$16,769,902	$11,555,883

The accompanying notes are an integral part of these financial statements.

FSA-60

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	BLACKROCK GLOBAL ALLOCATION V.I. FUND		BNY MELLON STOCK INDEX FUND, INC.		EQ/400 MANAGED VOLATILITY*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$124,618	$27,114	$303,784	$355,706	$17,492	$20,338
Net realized gain (loss)	309,877	148,421	3,661,474	7,389,123	175,398	186,773
Net change in unrealized appreciation (depreciation) of investments	(11,599)	(55,675)	837,252	(722,975)	(128,747)	7,583

Net increase (decrease) in net assets resulting from operations	422,896	119,860	4,802,510	7,021,854	64,143	214,694

From Contractowners Transactions:
Payments received from contractowners	1,114,239	767,585	2,049,543	9,946,131	189,013	156,930
Transfers between Variable Investment Options including guaranteed interest account, net	86,562	21,245	(974,720)	(1,976,492)	(102,700)	78,549
Redemptions for contract benefits and terminations	(38,944)	(13,286)	(1,810,416)	(14,585,500)	(48,040)	(17,855)
Contract maintenance charges	(310,065)	(248,828)	(876,259)	(1,040,207)	(109,610)	(110,888)

Net increase (decrease) in net assets resulting from contractowners transactions	851,792	526,716	(1,611,852)	(7,656,068)	(71,337)	106,736

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	5,351	2,174	25,103	(150,289)	—	—

Net Increase (Decrease) in Net Assets	1,280,039	648,750	3,215,761	(784,503)	(7,194)	321,430
Net Assets — Beginning of Year	1,888,819	1,240,069	28,782,773	29,567,276	1,939,976	1,618,546

Net Assets — End of Year	$3,168,858	$1,888,819	$31,998,534	$28,782,773	$1,932,782	$1,939,976

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-61

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/500 MANAGED VOLATILITY*		EQ/2000 MANAGED VOLATILITY*		EQ/AB SMALL CAP GROWTH*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$54,901	$84,321	$21,548	$33,829	$50,871	$88,352
Net realized gain (loss)	1,533,509	1,390,954	49,017	158,261	2,916,071	2,765,598
Net change in unrealized appreciation (depreciation) of investments	(616,380)	128,326	144,648	51,417	117,788	850,087

Net increase (decrease) in net assets resulting from operations	972,030	1,603,601	215,213	243,507	3,084,730	3,704,037

From Contractowners Transactions:
Payments received from contractowners	386,749	474,526	137,941	170,666	4,523,513	4,710,683
Transfers between Variable Investment Options including guaranteed interest account, net	(1,627,859)	(221,714)	(341,670)	(123,810)	(1,144,919)	(792,202)
Redemptions for contract benefits and terminations	(119,974)	(17,997)	(14,055)	(25,480)	(597,199)	(471,586)
Contract maintenance charges	(366,333)	(391,173)	(116,520)	(125,505)	(1,697,591)	(1,604,447)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,727,417)	(156,358)	(334,304)	(104,129)	1,083,804	1,842,448

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	9	14	—	—	16,775	13,458

Net Increase (Decrease) in Net Assets	(755,378)	1,447,257	(119,091)	139,378	4,185,309	5,559,943
Net Assets — Beginning of Year	8,185,106	6,737,849	2,479,794	2,340,416	31,559,135	25,999,192

Net Assets — End of Year	$7,429,728	$8,185,106	$2,360,703	$2,479,794	$35,744,444	$31,559,135

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-62

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/AGGRESSIVE ALLOCATION*		EQ/ALL ASSET GROWTH ALLOCATION*		EQ/AMERICAN CENTURY MID CAP VALUE*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$916,839	$1,213,687	$579,269	$506,002	$525,430	$560,433
Net realized gain (loss)	5,348,363	2,995,982	1,474,737	420,559	2,554,179	1,862,518
Net change in unrealized appreciation (depreciation) of investments	1,378,007	2,549,669	1,928,248	1,238,271	(286,398)	(150,165)

Net increase (decrease) in net assets resulting from operations	7,643,209	6,759,338	3,982,254	2,164,832	2,793,211	2,272,786

From Contractowners Transactions:
Payments received from contractowners	8,338,459	8,122,685	3,968,800	3,420,859	4,570,801	4,180,954
Transfers between Variable Investment Options including guaranteed interest account, net	(664,885)	(1,038,751)	(35,375)	(626,973)	(410,047)	(276,856)
Redemptions for contract benefits and terminations	(2,251,518)	(2,068,329)	(702,144)	(266,925)	(608,396)	(462,734)
Contract maintenance charges	(3,572,000)	(3,209,559)	(1,803,509)	(1,627,103)	(1,517,158)	(1,458,276)

Net increase (decrease) in net assets resulting from contractowners transactions	1,850,056	1,806,046	1,427,772	899,858	2,035,200	1,983,088

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	29,572	29,807	10,752	7,513	17,728	10,705

Net Increase (Decrease) in Net Assets	9,522,837	8,595,191	5,420,778	3,072,203	4,846,139	4,266,579
Net Assets — Beginning of Year	57,400,519	48,805,328	22,214,920	19,142,717	31,187,759	26,921,180

Net Assets — End of Year	$66,923,356	$57,400,519	$27,635,698	$22,214,920	$36,033,898	$31,187,759

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-63

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/BALANCED STRATEGY*		EQ/CAPITAL GROUP RESEARCH*		EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,061,388	$1,180,083	$52,610	$169,328	$—	$—
Net realized gain (loss)	3,341,151	2,153,347	1,376,265	1,389,953	2,724,791	1,809,774
Net change in unrealized appreciation (depreciation) of investments	(1,256)	497,961	712,711	1,032,587	(1,222,315)	2,419,939

Net increase (decrease) in net assets resulting from operations	4,401,283	3,831,391	2,141,586	2,591,868	1,502,476	4,229,713

From Contractowners Transactions:
Payments received from contractowners	3,611,552	3,853,168	581,241	631,545	1,774,992	1,806,714
Transfers between Variable Investment Options including guaranteed interest account, net	(566,929)	(2,289,696)	(518,740)	(387,835)	(526,295)	(1,054,707)
Redemptions for contract benefits and terminations	(1,845,171)	(771,512)	(257,385)	(96,638)	(457,178)	(466,439)
Contract maintenance charges	(2,985,171)	(3,124,401)	(429,560)	(423,212)	(862,639)	(824,467)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,785,719)	(2,332,441)	(624,444)	(276,140)	(71,120)	(538,899)

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	—	(92)	—	—	9,256	7,130

Net Increase (Decrease) in Net Assets	2,615,564	1,498,858	1,517,142	2,315,728	1,440,612	3,697,944
Net Assets — Beginning of Year	44,863,619	43,364,761	11,072,064	8,756,336	19,707,601	16,009,657

Net Assets — End of Year	$47,479,183	$44,863,619	$12,589,206	$11,072,064	$21,148,213	$19,707,601

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-64

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/COMMON STOCK INDEX*		EQ/CONSERVATIVE ALLOCATION*		EQ/CONSERVATIVE GROWTH STRATEGY*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,404,526	$1,401,110	$140,519	$130,288	$295,865	$318,563
Net realized gain (loss)	19,398,540	14,729,565	57,443	23,863	687,668	411,471
Net change in unrealized appreciation (depreciation) of investments	12,304,335	18,697,812	122,683	33,781	75,222	99,102

Net increase (decrease) in net assets resulting from operations	33,107,401	34,828,487	320,645	187,932	1,058,755	829,136

From Contractowners Transactions:
Payments received from contractowners	37,490,600	33,397,173	754,636	700,458	913,174	933,330
Transfers between Variable Investment Options including guaranteed interest account, net	(4,665,250)	(3,750,341)	(134,662)	(14,398)	(273,280)	(87,705)
Redemptions for contract benefits and terminations	(3,451,458)	(2,839,130)	(53,160)	(229,997)	(177,222)	(191,947)
Contract maintenance charges	(15,391,485)	(12,896,345)	(512,539)	(452,555)	(1,023,685)	(1,006,403)

Net increase (decrease) in net assets resulting from contractowners transactions	13,982,407	13,911,357	54,275	3,508	(561,013)	(352,725)

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	269,981	195,584	7,600	2,144	1	(292)

Net Increase (Decrease) in Net Assets	47,359,789	48,935,428	382,520	193,584	497,743	476,119
Net Assets — Beginning of Year	194,010,425	145,074,997	4,259,692	4,066,108	11,604,734	11,128,615

Net Assets — End of Year	$241,370,214	$194,010,425	$4,642,212	$4,259,692	$12,102,477	$11,604,734

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-65

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/CONSERVATIVE STRATEGY*		EQ/CONSERVATIVE-PLUS ALLOCATION*		EQ/CORE BOND INDEX*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$79,561	$83,369	$260,071	$260,647	$954,684	$647,748
Net realized gain (loss)	57,621	24,034	432,537	218,201	(84,963)	(23,940)
Net change in unrealized appreciation (depreciation) of investments	70,571	17,764	183,440	134,822	930,673	(20,540)

Net increase (decrease) in net assets resulting from operations	207,753	125,167	876,048	613,670	1,800,394	603,268

From Contractowners Transactions:
Payments received from contractowners	292,761	317,538	1,529,827	1,686,394	6,701,381	8,108,129
Transfers between Variable Investment Options including guaranteed interest account, net	(218,626)	2,213	(170,966)	(294,569)	606,528	448,442
Redemptions for contract benefits and terminations	(63,877)	(25,190)	(380,226)	(201,661)	(667,744)	(3,140,999)
Contract maintenance charges	(239,930)	(246,764)	(1,026,908)	(986,965)	(2,357,770)	(2,083,162)

Net increase (decrease) in net assets resulting from contractowners transactions	(229,672)	47,797	(48,273)	203,199	4,282,395	3,332,410

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	—	—	14,678	4,467	—	—

Net Increase (Decrease) in Net Assets	(21,919)	172,964	842,453	821,336	6,082,789	3,935,678
Net Assets — Beginning of Year	2,789,327	2,616,363	9,577,155	8,755,819	26,515,365	22,579,687

Net Assets — End of Year	$2,767,408	$2,789,327	$10,419,608	$9,577,155	$32,598,154	$26,515,365

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-66

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/CORE PLUS BOND*		EQ/EMERGING MARKETS EQUITY PLUS*		EQ/EQUITY 500 INDEX*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,233,411	$1,114,209	$71,563	$49,734	$3,192,977	$2,861,065
Net realized gain (loss)	(128,624)	(175,344)	(18,737)	(56,204)	20,390,505	11,323,203
Net change in unrealized appreciation (depreciation) of investments	778,588	(1,055,463)	799,705	76,185	41,668,266	48,071,657

Net increase (decrease) in net assets resulting from operations	1,883,375	(116,598)	852,531	69,715	65,251,748	62,255,925

From Contractowners Transactions:
Payments received from contractowners	3,599,114	3,870,271	910,683	885,380	77,910,540	70,731,993
Transfers between Variable Investment Options including guaranteed interest account, net	(431,309)	333,182	(57,348)	4,177	10,524,191	2,846,691
Redemptions for contract benefits and terminations	(692,860)	(388,662)	(47,081)	(6,122)	(8,844,740)	(4,761,869)
Contract maintenance charges	(1,648,301)	(1,580,511)	(277,346)	(213,625)	(24,060,390)	(19,272,382)

Net increase (decrease) in net assets resulting from contractowners transactions	826,644	2,234,280	528,908	669,810	55,529,601	49,544,433

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	8,626	4,477	4,569	884	312,210	207,147

Net Increase (Decrease) in Net Assets	2,718,645	2,122,159	1,386,008	740,409	121,093,559	112,007,505
Net Assets — Beginning of Year	21,680,909	19,558,750	2,354,438	1,614,029	351,006,180	238,998,675

Net Assets — End of Year	$24,399,554	$21,680,909	$3,740,446	$2,354,438	$472,099,739	$351,006,180

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-67

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*		EQ/FRANKLIN RISING DIVIDENDS*		EQ/GLOBAL EQUITY MANAGED VOLATILITY*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$89,932	$94,653	$259,192	$251,947	$99,207	$145,227
Net realized gain (loss)	3,063,924	2,161,427	2,036,331	1,350,469	1,573,810	1,496,137
Net change in unrealized appreciation (depreciation) of investments	1,088,546	2,312,701	1,315,293	1,055,507	447,880	(297,744)

Net increase (decrease) in net assets resulting from operations	4,242,402	4,568,781	3,610,816	2,657,923	2,120,897	1,343,620

From Contractowners Transactions:
Payments received from contractowners	1,161,922	1,260,672	4,600,430	4,294,646	577,338	656,443
Transfers between Variable Investment Options including guaranteed interest account, net	389,318	556,506	446,597	485,418	(442,427)	(410,233)
Redemptions for contract benefits and terminations	(2,253,060)	(229,238)	(413,697)	(265,493)	(624,054)	(331,373)
Contract maintenance charges	(845,729)	(850,338)	(1,799,575)	(1,582,168)	(466,948)	(483,101)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,547,549)	737,602	2,833,755	2,932,403	(956,091)	(568,264)

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	—	—	18,934	13,272	—	—

Net Increase (Decrease) in Net Assets	2,694,853	5,306,383	6,463,505	5,603,598	1,164,806	775,356
Net Assets — Beginning of Year	24,024,258	18,717,875	29,239,714	23,636,116	11,603,851	10,828,495

Net Assets — End of Year	$26,719,111	$24,024,258	$35,703,219	$29,239,714	$12,768,657	$11,603,851

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-68

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/GOLDMAN SACHS MID CAP VALUE*		EQ/GROWTH STRATEGY*		EQ/INTERMEDIATE CORPORATE BOND*(a)
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$117,490	$79,314	$1,677,346	$2,033,200	$12,619	$1,049
Net realized gain (loss)	979,640	510,408	8,565,197	5,528,226	3,756	249
Net change in unrealized appreciation (depreciation) of investments	(99,863)	421,406	(474,933)	2,098,474	(5,707)	(1,759)

Net increase (decrease) in net assets resulting from operations	997,267	1,011,128	9,767,610	9,659,900	10,668	(461)

From Contractowners Transactions:
Payments received from contractowners	1,700,508	1,743,259	7,029,907	6,985,104	226,659	33,752
Transfers between Variable Investment Options including guaranteed interest account, net	57,502	97,261	(1,063,920)	(2,352,164)	12,271	136
Redemptions for contract benefits and terminations	(447,002)	(107,084)	(3,322,586)	(1,991,063)	—	—
Contract maintenance charges	(704,290)	(637,196)	(4,437,059)	(4,664,998)	(19,323)	(1,610)

Net increase (decrease) in net assets resulting from contractowners transactions	606,718	1,096,240	(1,793,658)	(2,023,121)	219,607	32,278

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	17,727	14,712	6	(197)	324	12

Net Increase (Decrease) in Net Assets	1,621,712	2,122,080	7,973,958	7,636,582	230,599	31,829
Net Assets — Beginning of Year or Period	10,304,248	8,182,168	86,164,232	78,527,650	31,829	—

Net Assets — End of Year or Period	$11,925,960	$10,304,248	$94,138,190	$86,164,232	$262,428	$31,829

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on May 13, 2024.

FSA-69

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/INTERMEDIATE GOVERNMENT BOND*		EQ/INTERNATIONAL CORE MANAGED VOLATILITY*		EQ/INTERNATIONAL EQUITY INDEX*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$404,505	$285,855	$105,793	$142,184	$1,991,624	$1,264,581
Net realized gain (loss)	9,292	(173,019)	788,186	417,913	1,441,903	684,935
Net change in unrealized appreciation (depreciation) of investments	251,493	114,230	815,184	(361,450)	10,246,891	(272,336)

Net increase (decrease) in net assets resulting from operations	665,290	227,066	1,709,163	198,647	13,680,418	1,677,180

From Contractowners Transactions:
Payments received from contractowners	1,512,890	1,820,471	1,089,829	616,278	9,416,262	7,811,621
Transfers between Variable Investment Options including guaranteed interest account, net	1,313,625	5,000,565	(293,577)	9,584	(1,036,688)	(502,393)
Redemptions for contract benefits and terminations	(110,975)	(22,070)	(282,102)	(142,021)	(1,766,790)	(438,102)
Contract maintenance charges	(1,153,176)	(1,172,134)	(377,882)	(353,759)	(2,516,967)	(2,206,576)

Net increase (decrease) in net assets resulting from contractowners transactions	1,562,364	5,626,832	136,268	130,082	4,095,817	4,664,550

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	5,038	45,319	3,209	1,697	83,651	54,473

Net Increase (Decrease) in Net Assets	2,232,692	5,899,217	1,848,640	330,426	17,859,886	6,396,203
Net Assets — Beginning of Year	11,386,695	5,487,478	6,526,601	6,196,175	41,756,995	35,360,792

Net Assets — End of Year	$13,619,387	$11,386,695	$8,375,241	$6,526,601	$59,616,881	$41,756,995

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-70

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/INTERNATIONAL MANAGED VOLATILITY*		EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*		EQ/INVESCO COMSTOCK*

	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$43,953	$54,248	$160,565	$160,921	$145,800	$127,224
Net realized gain (loss)	193,046	53,001	618,982	420,080	1,078,812	972,768
Net change in unrealized appreciation (depreciation) of investments	265,189	(55,201)	910,065	(493,230)	416,477	10,314

Net increase (decrease) in net assets resulting from operations	502,188	52,048	1,689,612	87,771	1,641,089	1,110,306

From Contractowners Transactions:
Payments received from contractowners	94,168	93,487	986,540	588,813	1,813,351	1,090,066
Transfers between Variable Investment Options including guaranteed interest account, net	(326,679)	18,440	(897,838)	(162,587)	464,924	(130,504)
Redemptions for contract benefits and terminations	(59,816)	(10,828)	(198,785)	(86,901)	(196,675)	(159,031)
Contract maintenance charges	(89,621)	(92,715)	(343,864)	(350,078)	(471,741)	(402,693)

Net increase (decrease) in net assets resulting from contractowners transactions	(381,948)	8,384	(453,947)	(10,753)	1,609,859	397,838

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	—	—	3,248	2,974	6,273	3,224

Net Increase (Decrease) in Net Assets	120,240	60,432	1,238,913	79,992	3,257,221	1,511,368
Net Assets — Beginning of Year	2,024,961	1,964,529	6,452,687	6,372,695	8,891,556	7,380,188

Net Assets — End of Year	$2,145,201	$2,024,961	$7,691,600	$6,452,687	$12,148,777	$8,891,556

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-71

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/INVESCO GLOBAL*		EQ/INVESCO GLOBAL REAL ASSETS*		EQ/JANUS ENTERPRISE*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$—	$—	$350,464	$276,128	$—	$2,737
Net realized gain (loss)	595,661	134,778	567,996	35,672	2,260,854	1,844,088
Net change in unrealized appreciation (depreciation) of investments	(34,164)	228,724	1,006,954	(273,615)	(470,507)	867,757

Net increase (decrease) in net assets resulting from operations	561,497	363,502	1,925,414	38,185	1,790,347	2,714,582

From Contractowners Transactions:
Payments received from contractowners	917,287	1,039,032	1,709,037	1,630,112	2,597,041	2,011,490
Transfers between Variable Investment Options including guaranteed interest account, net	(157,710)	(6,554)	(173,019)	(73,009)	(73,397)	(510,571)
Redemptions for contract benefits and terminations	(37,314)	(59,560)	(370,562)	(220,378)	(516,437)	(534,659)
Contract maintenance charges	(300,326)	(234,898)	(646,819)	(641,419)	(1,093,015)	(1,027,739)

Net increase (decrease) in net assets resulting from contractowners transactions	421,937	738,020	518,637	695,306	914,192	(61,479)

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	11,351	8,863	3,705	6,338	11,242	6,357

Net Increase (Decrease) in Net Assets	994,785	1,110,385	2,447,756	739,829	2,715,781	2,659,460
Net Assets — Beginning of Year	3,333,250	2,222,865	11,911,907	11,172,078	21,875,826	19,216,366

Net Assets — End of Year	$4,328,035	$3,333,250	$14,359,663	$11,911,907	$24,591,607	$21,875,826

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-72

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/JPMORGAN GROWTH STOCK*		EQ/JPMORGAN VALUE OPPORTUNITIES*		EQ/LARGE CAP CORE MANAGED VOLATILITY*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$—	$—	$593,985	$499,879	$63,310	$70,045
Net realized gain (loss)	14,932,671	4,800,469	4,902,731	5,327,779	1,178,475	1,338,064
Net change in unrealized appreciation (depreciation) of investments	(3,516,330)	13,925,107	2,210,146	(282,112)	(405,930)	(25,319)

Net increase (decrease) in net assets resulting from operations	11,416,341	18,725,576	7,706,862	5,545,546	835,855	1,382,790

From Contractowners Transactions:
Payments received from contractowners	9,450,210	9,484,889	10,385,475	8,233,116	609,238	514,372
Transfers between Variable Investment Options including guaranteed interest account, net	(2,550,609)	(1,933,708)	477,287	(200,237)	50,582	147,852
Redemptions for contract benefits and terminations	(1,699,555)	(921,893)	(1,011,950)	(754,780)	(80,270)	(100,888)
Contract maintenance charges	(3,722,731)	(3,439,746)	(2,424,749)	(2,078,098)	(386,931)	(304,910)

Net increase (decrease) in net assets resulting from contractowners transactions	1,477,315	3,189,542	7,426,063	5,200,001	192,619	256,426

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	50,585	41,296	36,545	24,522	3,330	2,427

Net Increase (Decrease) in Net Assets	12,944,241	21,956,414	15,169,470	10,770,069	1,031,804	1,641,643
Net Assets — Beginning of Year	76,002,986	54,046,572	44,775,447	34,005,378	7,449,784	5,808,141

Net Assets — End of Year	$88,947,227	$76,002,986	$59,944,917	$44,775,447	$8,481,588	$7,449,784

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-73

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/LARGE CAP GROWTH INDEX*		EQ/LARGE CAP GROWTH MANAGED VOLATILITY*		EQ/LARGE CAP VALUE INDEX*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$—	$17,480	$22,927	$69,890	$359,300	$349,381
Net realized gain (loss)	7,042,965	5,190,707	3,718,448	2,899,737	1,973,480	1,453,714
Net change in unrealized appreciation (depreciation) of investments	3,129,923	7,209,140	(1,259,193)	2,280,321	1,487,926	864,743

Net increase (decrease) in net assets resulting from operations	10,172,888	12,417,327	2,482,182	5,249,948	3,820,706	2,667,838

From Contractowners Transactions:
Payments received from contractowners	12,502,063	8,954,543	1,694,254	1,451,770	4,822,692	4,471,326
Transfers between Variable Investment Options including guaranteed interest account, net	(1,952,777)	(307,913)	(665,650)	(1,017,173)	478,115	(246,821)
Redemptions for contract benefits and terminations	(1,331,439)	(755,627)	(446,776)	(420,230)	(498,341)	(333,510)
Contract maintenance charges	(3,368,002)	(2,751,190)	(874,605)	(840,996)	(1,612,415)	(1,459,728)

Net increase (decrease) in net assets resulting from contractowners transactions	5,849,845	5,139,813	(292,777)	(826,629)	3,190,051	2,431,267

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	94,872	66,314	5,320	4,270	48,636	36,310

Net Increase (Decrease) in Net Assets	16,117,605	17,623,454	2,194,725	4,427,589	7,059,393	5,135,415
Net Assets — Beginning of Year	53,573,368	35,949,914	22,153,943	17,726,354	24,147,906	19,012,491

Net Assets — End of Year	$69,690,973	$53,573,368	$24,348,668	$22,153,943	$31,207,299	$24,147,906

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-74

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/LARGE CAP VALUE MANAGED VOLATILITY*		EQ/LAZARD EMERGING MARKETS EQUITY*		EQ/LONG-TERM BOND*(a)
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$161,387	$179,033	$770,229	$653,593	$20,081	$6,047
Net realized gain (loss)	1,292,431	1,288,073	1,051,499	714,248	(3,565)	(35)
Net change in unrealized appreciation (depreciation) of investments	(259,374)	1,627	4,825,746	(251,324)	3,888	(15,058)

Net increase (decrease) in net assets resulting from operations	1,194,444	1,468,733	6,647,474	1,116,517	20,404	(9,046)

From Contractowners Transactions:
Payments received from contractowners	543,935	625,590	1,260,522	1,394,397	285,074	38,311
Transfers between Variable Investment Options including guaranteed interest account, net	(239,505)	(122,064)	(847,283)	(530,105)	57,756	139,412
Redemptions for contract benefits and terminations	(354,033)	(208,453)	(416,943)	(280,738)	—	—
Contract maintenance charges	(462,099)	(492,617)	(717,510)	(737,414)	(42,130)	(3,880)

Net increase (decrease) in net assets resulting from contractowners transactions	(511,702)	(197,544)	(721,214)	(153,860)	300,700	173,843

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	—	—	—	—	950	43

Net Increase (Decrease) in Net Assets	682,742	1,271,189	5,926,260	962,657	322,054	164,840
Net Assets — Beginning of Year or Period	11,664,280	10,393,091	16,196,488	15,233,831	164,840	—

Net Assets — End of Year or Period	$12,347,022	$11,664,280	$22,122,748	$16,196,488	$486,894	$164,840

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on May 13, 2024.

FSA-75

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/LOOMIS SAYLES GROWTH*		EQ/MFS INTERNATIONAL GROWTH*		EQ/MFS INTERNATIONAL INTRINSIC VALUE*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$—	$—	$493,849	$314,883	$740,060	$675,484
Net realized gain (loss)	3,218,655	5,448,129	4,548,306	2,615,449	4,049,283	3,382,991
Net change in unrealized appreciation (depreciation) of investments	693,968	1,928,054	4,018,940	377,962	10,398,566	(1,227,734)

Net increase (decrease) in net assets resulting from operations	3,912,623	7,376,183	9,061,095	3,308,294	15,187,909	2,830,741

From Contractowners Transactions:
Payments received from contractowners	3,768,610	3,577,560	6,659,859	5,861,956	6,678,119	6,616,780
Transfers between Variable Investment Options including guaranteed interest account, net	(924,946)	(1,796,394)	(288,428)	(1,824,136)	(2,259,615)	(606,810)
Redemptions for contract benefits and terminations	(723,228)	(507,619)	(694,491)	(678,767)	(978,131)	(763,554)
Contract maintenance charges	(1,295,789)	(1,203,744)	(2,312,208)	(2,193,840)	(2,586,254)	(2,482,246)

Net increase (decrease) in net assets resulting from contractowners transactions	824,647	69,803	3,364,732	1,165,213	854,119	2,764,170

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	24,105	—	46,825	31,556	54,500	37,066

Net Increase (Decrease) in Net Assets	4,761,375	7,445,986	12,472,652	4,505,063	16,096,528	5,631,977
Net Assets — Beginning of Year	29,352,809	21,906,823	42,233,914	37,728,851	45,883,453	40,251,476

Net Assets — End of Year	$34,114,184	$29,352,809	$54,706,566	$42,233,914	$61,979,981	$45,883,453

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-76

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/MFS MID CAP FOCUSED GROWTH*		EQ/MFS TECHNOLOGY*		EQ/MFS UTILITIES SERIES*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$—	$—	$—	$—	$38,416	$13,993
Net realized gain (loss)	4,545,053	2,832,939	5,592,953	4,909,065	19,988	6,527
Net change in unrealized appreciation (depreciation) of investments	(3,001,222)	552,130	984,059	3,858,349	113,883	61,024

Net increase (decrease) in net assets resulting from operations	1,543,831	3,385,069	6,577,012	8,767,414	172,287	81,544

From Contractowners Transactions:
Payments received from contractowners	4,287,801	3,984,234	7,296,667	5,636,388	609,631	342,210
Transfers between Variable Investment Options including guaranteed interest account, net	(346,080)	(660,347)	257,946	570,204	25,489	37,688
Redemptions for contract benefits and terminations	(425,411)	(441,999)	(649,704)	(538,563)	(12,771)	(59,662)
Contract maintenance charges	(1,325,841)	(1,214,538)	(1,858,100)	(1,445,526)	(126,191)	(103,778)

Net increase (decrease) in net assets resulting from contractowners transactions	2,190,469	1,667,350	5,046,809	4,222,503	496,158	216,458

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	30,382	22,807	43,296	23,310	3,107	1,962

Net Increase (Decrease) in Net Assets	3,764,682	5,075,226	11,667,117	13,013,227	671,552	299,964
Net Assets — Beginning of Year	27,886,694	22,811,468	35,803,409	22,790,182	954,723	654,759

Net Assets — End of Year	$31,651,376	$27,886,694	$47,470,526	$35,803,409	$1,626,275	$954,723

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-77

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/MID CAP INDEX*		EQ/MID CAP VALUE MANAGED VOLATILITY*		EQ/MODERATE ALLOCATION*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$400,841	$338,370	$118,522	$129,445	$1,833,559	$1,919,382
Net realized gain (loss)	3,015,640	2,813,039	846,489	1,218,542	3,791,375	2,366,675
Net change in unrealized appreciation (depreciation) of investments	(418,927)	1,113,843	(486,619)	(361,135)	1,764,086	788,436

Net increase (decrease) in net assets resulting from operations	2,997,554	4,265,252	478,392	986,852	7,389,020	5,074,493

From Contractowners Transactions:
Payments received from contractowners	7,798,534	7,252,048	1,035,803	909,103	11,823,905	13,837,137
Transfers between Variable Investment Options including guaranteed interest account, net	2,875,134	(753,027)	(194,447)	(179,800)	(3,289,061)	(1,527,763)
Redemptions for contract benefits and terminations	(929,959)	(584,158)	(186,125)	(131,555)	(2,577,271)	(1,642,789)
Contract maintenance charges	(2,410,262)	(2,129,388)	(480,674)	(471,211)	(6,907,197)	(6,311,506)

Net increase (decrease) in net assets resulting from contractowners transactions	7,333,447	3,785,475	174,557	126,537	(949,624)	4,355,079

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	48,353	36,987	4,395	—	83,533	67,322

Net Increase (Decrease) in Net Assets	10,379,354	8,087,714	657,344	1,113,389	6,522,929	9,496,894
Net Assets — Beginning of Year	39,146,048	31,058,334	9,595,311	8,481,922	72,043,479	62,546,585

Net Assets — End of Year	$49,525,402	$39,146,048	$10,252,655	$9,595,311	$78,566,408	$72,043,479

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-78

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/MODERATE GROWTH STRATEGY*		EQ/MODERATE-PLUS ALLOCATION*		EQ/MONEY MARKET*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,210,149	$3,794,327	$3,382,731	$3,799,373	$1,059,221	$1,340,161
Net realized gain (loss)	13,353,021	10,216,083	12,999,292	8,057,326	(4,928)	7,754
Net change in unrealized appreciation (depreciation) of investments	(862,058)	894,321	2,169,619	3,410,711	2,072	(4,848)

Net increase (decrease) in net assets resulting from operations	15,701,112	14,904,731	18,551,642	15,267,410	1,056,365	1,343,067

From Contractowners Transactions:
Payments received from contractowners	12,442,816	13,049,256	26,018,198	21,851,862	37,808,498	37,672,726
Transfers between Variable Investment Options including guaranteed interest account, net	(2,738,950)	(3,277,153)	(4,586,654)	(3,495,655)	(20,184,388)	(29,421,393)
Redemptions for contract benefits and terminations	(7,749,140)	(4,144,152)	(5,439,476)	(4,505,491)	(14,180,628)	(7,377,639)
Contract maintenance charges	(8,921,188)	(9,460,293)	(11,943,935)	(10,819,898)	(4,273,166)	(4,350,145)

Net increase (decrease) in net assets resulting from contractowners transactions	(6,966,462)	(3,832,342)	4,048,133	3,030,818	(829,684)	(3,476,451)

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	—	—	153,259	225,864	49,881	55,964

Net Increase (Decrease) in Net Assets	8,734,650	11,072,389	22,753,034	18,524,092	276,562	(2,077,420)
Net Assets — Beginning of Year	151,296,962	140,224,573	158,473,379	139,949,287	26,857,806	28,935,226

Net Assets — End of Year	$160,031,612	$151,296,962	$181,226,413	$158,473,379	$27,134,368	$26,857,806

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-79

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/MORGAN STANLEY SMALL CAP GROWTH*		EQ/PIMCO GLOBAL REAL RETURN*		EQ/PIMCO REAL RETURN*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$51,493	$1,404	$18,453	$5,804	$492,062	$493,975
Net realized gain (loss)	(780,236)	(1,580,128)	(28,651)	(64,689)	(157,165)	417,356
Net change in unrealized appreciation (depreciation) of investments	2,017,868	4,288,096	76,570	55,360	751,510	(682,754)

Net increase (decrease) in net assets resulting from operations	1,289,125	2,709,372	66,372	(3,525)	1,086,407	228,577

From Contractowners Transactions:
Payments received from contractowners	3,374,084	2,721,850	385,157	321,110	2,128,039	2,292,603
Transfers between Variable Investment Options including guaranteed interest account, net	(413,784)	(686,057)	33,075	(13,699)	1,110,100	646,118
Redemptions for contract benefits and terminations	(311,450)	(138,824)	(36,661)	(24,052)	(258,598)	(241,501)
Contract maintenance charges	(917,255)	(823,446)	(152,212)	(127,139)	(986,179)	(935,967)

Net increase (decrease) in net assets resulting from contractowners transactions	1,731,595	1,073,523	229,359	156,220	1,993,362	1,761,253

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	—	—	1,906	1,577	7,896	4,536

Net Increase (Decrease) in Net Assets	3,020,720	3,782,895	297,637	154,272	3,087,665	1,994,366
Net Assets — Beginning of Year	15,765,653	11,982,758	1,117,187	962,915	13,248,521	11,254,155

Net Assets — End of Year	$18,786,373	$15,765,653	$1,414,824	$1,117,187	$16,336,186	$13,248,521

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-80

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/PIMCO TOTAL RETURN ESG*		EQ/PIMCO ULTRA SHORT BOND*		EQ/QUALITY BOND PLUS*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,168,231	$1,084,204	$471,109	$557,282	$134,057	$111,331
Net realized gain (loss)	(395,337)	(241,423)	281,777	182,492	(51,161)	(25,406)
Net change in unrealized appreciation (depreciation) of investments	1,428,685	(368,052)	(51,621)	67,092	148,265	(22,937)

Net increase (decrease) in net assets resulting from operations	2,201,579	474,729	701,265	806,866	231,161	62,988

From Contractowners Transactions:
Payments received from contractowners	3,633,589	3,754,584	1,541,409	1,461,254	342,353	377,119
Transfers between Variable Investment Options including guaranteed interest account, net	(618,576)	825,734	(708,288)	(650,458)	(53,272)	213,372
Redemptions for contract benefits and terminations	(548,831)	(720,150)	(1,411,999)	(255,325)	(74,674)	(84,893)
Contract maintenance charges	(1,911,933)	(1,876,204)	(981,915)	(942,514)	(234,316)	(236,028)

Net increase (decrease) in net assets resulting from contractowners transactions	554,249	1,983,964	(1,560,793)	(387,043)	(19,909)	269,570

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	24,998	5,716	5,031	3,521	—	—

Net Increase (Decrease) in Net Assets	2,780,826	2,464,409	(854,497)	423,344	211,252	332,558
Net Assets — Beginning of Year	25,266,503	22,802,094	12,488,030	12,064,686	3,693,174	3,360,616

Net Assets — End of Year	$28,047,329	$25,266,503	$11,633,533	$12,488,030	$3,904,426	$3,693,174

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-81

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/SMALL COMPANY INDEX*		EQ/T. ROWE PRICE HEALTH SCIENCES*		EQ/VALUE EQUITY*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$343,818	$430,327	$—	$—	$437,666	$275,332
Net realized gain (loss)	1,235,099	1,896,951	101,889	373,671	927,594	1,253,183
Net change in unrealized appreciation (depreciation) of investments	3,269,472	979,714	1,510,367	(400,436)	1,715,260	382,573

Net increase (decrease) in net assets resulting from operations	4,848,389	3,306,992	1,612,256	(26,765)	3,080,520	1,911,088

From Contractowners Transactions:
Payments received from contractowners	6,594,826	6,312,893	2,184,669	2,049,115	2,735,766	2,831,464
Transfers between Variable Investment Options including guaranteed interest account, net	(558,153)	(250,703)	54,338	409,592	(768,164)	(1,177,728)
Redemptions for contract benefits and terminations	(528,975)	(351,815)	(163,464)	(80,146)	(800,187)	(477,678)
Contract maintenance charges	(1,950,072)	(1,758,148)	(671,246)	(578,577)	(1,435,688)	(1,453,862)

Net increase (decrease) in net assets resulting from contractowners transactions	3,557,626	3,952,227	1,404,297	1,799,984	(268,273)	(277,804)

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	39,169	39,955	12,439	9,580	7,064	6,036

Net Increase (Decrease) in Net Assets	8,445,184	7,299,174	3,028,992	1,782,799	2,819,311	1,639,320
Net Assets — Beginning of Year	34,655,325	27,356,151	6,963,069	5,180,270	27,921,546	26,282,226

Net Assets — End of Year	$43,100,509	$34,655,325	$9,992,061	$6,963,069	$30,740,857	$27,921,546

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-82

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/WELLINGTON ENERGY*		EQUITABLE CONSERVATIVE GROWTH MF/ETF*		EQUITABLE GROWTH MF/ETF*(a)
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$134,292	$139,425	$411,687	$341,764	$8,603	$1,101
Net realized gain (loss)	268,037	294,139	655,251	193,478	20,428	178
Net change in unrealized appreciation (depreciation) of investments	196,713	(131,931)	240,874	197,787	33,708	(2,212)

Net increase (decrease) in net assets resulting from operations	599,042	301,633	1,307,812	733,029	62,739	(933)

From Contractowners Transactions:
Payments received from contractowners	454,150	500,490	1,496,747	1,535,545	535,707	123,262
Transfers between Variable Investment Options including guaranteed interest account, net	(115,597)	(134,643)	(1,155,518)	(255,500)	(20,028)	23,664
Redemptions for contract benefits and terminations	(178,209)	(104,794)	(268,924)	(397,449)	(302)	—
Contract maintenance charges	(256,675)	(269,909)	(797,464)	(821,682)	(55,146)	(6,912)

Net increase (decrease) in net assets resulting from contractowners transactions	(96,331)	(8,856)	(725,159)	60,914	460,231	140,014

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	—	—	3,892	2,892	1,444	70

Net Increase (Decrease) in Net Assets	502,711	292,777	586,545	796,835	524,414	139,151
Net Assets — Beginning of Year or Period	4,868,277	4,575,500	10,999,003	10,202,168	139,151	—

Net Assets — End of Year or Period	$5,370,988	$4,868,277	$11,585,548	$10,999,003	$663,565	$139,151

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on May 13, 2024.

FSA-83

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQUITABLE MODERATE GROWTH MF/ETF*(a)		FIDELITY® VIP ASSET MANAGER 50%		FIDELITY® VIP ASSET MANAGER 70%
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$25,777	$3,732	$127	$110	$35,306	$21,765
Net realized gain (loss)	44,312	558	231	42	58,130	12,245
Net change in unrealized appreciation (depreciation) of investments	9,382	(2,697)	326	200	168,770	56,311

Net increase (decrease) in net assets resulting from operations	79,471	1,593	684	352	262,206	90,321

From Contractowners Transactions:
Payments received from contractowners	1,146,815	203,734	7	7	444,324	591,002
Transfers between Variable Investment Options including guaranteed interest account, net	(390,427)	(8,583)	135	135	366,439	(40,382)
Redemptions for contract benefits and terminations	(67)	—	—	—	(26,054)	(657)
Contract maintenance charges	(100,407)	(7,518)	(101)	(98)	(169,162)	(121,173)

Net increase (decrease) in net assets resulting from contractowners transactions	655,914	187,633	41	44	615,547	428,790

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	1,907	84	—	—	2,504	1,074

Net Increase (Decrease) in Net Assets	737,292	189,310	725	396	880,257	520,185
Net Assets — Beginning of Year or Period	189,310	—	4,528	4,132	1,249,773	729,588

Net Assets — End of Year or Period	$926,602	$189,310	$5,253	$4,528	$2,130,030	$1,249,773

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on May 13, 2024.

FSA-84

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	FIDELITY® VIP GROWTH & INCOME PORTFOLIO		FIDELITY® VIP MID CAP PORTFOLIO		FIDELITY® VIP VALUE PORTFOLIO
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$4,626	$141,132	$48,638	$57,567	$35,780	$17,579
Net realized gain (loss)	3,935,421	1,145,885	2,211,334	2,300,588	217,101	148,946
Net change in unrealized appreciation (depreciation) of investments	(1,558,418)	708,274	(86,559)	13,794	18,187	(38,804)

Net increase (decrease) in net assets resulting from operations	2,381,629	1,995,291	2,173,413	2,371,949	271,068	127,721

From Contractowners Transactions:
Payments received from contractowners	2,197,958	2,616,030	3,178,588	2,654,017	1,293,688	603,803
Transfers between Variable Investment Options including guaranteed interest account, net	(14,752,592)	151,090	(247,877)	(209,522)	166,375	72,072
Redemptions for contract benefits and terminations	(541,635)	(671,917)	(354,470)	(207,876)	(18,826)	(1,288)
Contract maintenance charges	(713,968)	(823,873)	(1,016,313)	(903,953)	(232,700)	(149,007)

Net increase (decrease) in net assets resulting from contractowners transactions	(13,810,237)	1,271,330	1,559,928	1,332,666	1,208,537	525,580

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	18,267	15,619	10,750	7,181	3,590	1,955

Net Increase (Decrease) in Net Assets	(11,410,341)	3,282,240	3,744,091	3,711,796	1,483,195	655,256
Net Assets — Beginning of Year	11,679,933	8,397,693	17,125,375	13,413,579	1,550,008	894,752

Net Assets — End of Year	$269,592	$11,679,933	$20,869,466	$17,125,375	$3,033,203	$1,550,008

The accompanying notes are an integral part of these financial statements.

FSA-85

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	FRANKLIN INCOME VIP FUND		FRANKLIN SMALL CAP VALUE VIP FUND		INVESCO V.I. DIVERSIFIED DIVIDEND FUND
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$15,204	$17,212	$103,155	$70,742	$14,568	$10,147
Net realized gain (loss)	(928)	(103)	782,191	148,794	82,690	14,341
Net change in unrealized appreciation (depreciation) of investments	23,055	5,806	(58,066)	624,978	32,480	42,001

Net increase (decrease) in net assets resulting from operations	37,331	22,915	827,280	844,514	129,738	66,489

From Contractowners Transactions:
Payments received from contractowners	9,287	10,555	1,723,742	1,669,568	402,392	213,470
Transfers between Variable Investment Options including guaranteed interest account, net	(7,423)	(3,870)	315,492	(24,010)	133,890	(133,942)
Redemptions for contract benefits and terminations	(51,973)	—	(157,380)	(41,748)	(7,383)	(910)
Contract maintenance charges	(6,030)	(6,468)	(522,827)	(455,371)	(71,269)	(55,369)

Net increase (decrease) in net assets resulting from contractowners transactions	(56,139)	217	1,359,027	1,148,439	457,630	23,249

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	—	—	7,110	5,499	1,348	(7,623)

Net Increase (Decrease) in Net Assets	(18,808)	23,132	2,193,417	1,998,452	588,716	82,115
Net Assets — Beginning of Year	339,844	316,712	8,889,241	6,890,789	540,750	458,635

Net Assets — End of Year	$321,036	$339,844	$11,082,658	$8,889,241	$1,129,466	$540,750

The accompanying notes are an integral part of these financial statements.

FSA-86

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	INVESCO V.I. GLOBAL CORE EQUITY FUND		INVESCO V.I. HEALTH CARE FUND		INVESCO V.I. TECHNOLOGY FUND
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$8	$6	$—	$—	$—	$—
Net realized gain (loss)	54	89	2,530	806	10,806	3,179
Net change in unrealized appreciation (depreciation) of investments	19	35	5,660	1,332	6,502	18,395

Net increase (decrease) in net assets resulting from operations	81	130	8,190	2,138	17,308	21,574

From Contractowners Transactions:
Payments received from contractowners	26	25	1,416	2,123	1,416	2,123
Transfers between Variable Investment Options including guaranteed interest account, net	(28)	(37)	(6)	19	18	32
Redemptions for contract benefits and terminations	—	(326)	—	(455)	—	—
Contract maintenance charges	(18)	(125)	(1,232)	(1,496)	(1,922)	(1,768)

Net increase (decrease) in net assets resulting from contractowners transactions	(20)	(463)	178	191	(488)	387

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	—	—	3	(1,438)	—	—

Net Increase (Decrease) in Net Assets	61	(333)	8,371	891	16,820	21,961
Net Assets — Beginning of Year	530	863	53,594	52,703	85,106	63,145

Net Assets — End of Year	$591	$530	$61,965	$53,594	$101,926	$85,106

The accompanying notes are an integral part of these financial statements.

FSA-87

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	JANUS HENDERSON BALANCED PORTFOLIO		JANUS HENDERSON ENTERPRISE PORTFOLIO		JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$126,087	$80,466	$7,167	$35,965	$233	$260
Net realized gain (loss)	302,806	40,905	406,346	97,591	3,567	1,164
Net change in unrealized appreciation (depreciation) of investments	557,952	429,466	(162,127)	379,354	3,818	5,584

Net increase (decrease) in net assets resulting from operations	986,845	550,837	251,386	512,910	7,618	7,008

From Contractowners Transactions:
Payments received from contractowners	3,005,737	2,126,233	221,094	(1,403)		—
Transfers between Variable Investment Options including guaranteed interest account, net	94,324	(78,659)	(383,192)	(285,533)	—	—
Redemptions for contract benefits and terminations	(32,773)	(15,683)	(23,737)	(54,325)	—	—
Contract maintenance charges	(836,983)	(629,925)	(102,171)	(126,803)	(245)	(242)

Net increase (decrease) in net assets resulting from contractowners transactions	2,230,305	1,401,966	(288,006)	(468,064)	(245)	(242)

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	10,608	6,392	—	—	10,277	(10,277)

Net Increase (Decrease) in Net Assets	3,227,758	1,959,195	(36,620)	44,846	17,650	(3,511)
Net Assets — Beginning of Year	5,308,979	3,349,784	3,847,438	3,802,592	26,287	29,798

Net Assets — End of Year	$8,536,737	$5,308,979	$3,810,818	$3,847,438	$43,937	$26,287

The accompanying notes are an integral part of these financial statements.

FSA-88

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	JANUS HENDERSON MID CAP VALUE PORTFOLIO		JANUS HENDERSON OVERSEAS PORTFOLIO		LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$19,408	$26,942	$2,446	$3,321	$430,775	$326,910
Net realized gain (loss)	270,237	267,448	1,046	19,117	(79,530)	(50,595)
Net change in unrealized appreciation (depreciation) of investments	(128,462)	90,099	38,785	(14,518)	181,836	28,932

Net increase (decrease) in net assets resulting from operations	161,183	384,489	42,277	7,920	533,081	305,247

From Contractowners Transactions:
Payments received from contractowners	221,091	(1,404)	313	309	1,755,634	1,672,073
Transfers between Variable Investment Options including guaranteed interest account, net	(249,052)	(544,403)	(325)	26,428	(304,356)	1,504,134
Redemptions for contract benefits and terminations	—	(53,795)	(4,870)	(314)	(56,721)	(47,735)
Contract maintenance charges	(89,115)	(109,779)	(3,256)	(4,217)	(496,366)	(392,116)

Net increase (decrease) in net assets resulting from contractowners transactions	(117,076)	(709,381)	(8,138)	22,206	898,191	2,736,356

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	—	—	184	—	11,378	7,575

Net Increase (Decrease) in Net Assets	44,107	(324,892)	34,323	30,126	1,442,650	3,049,178
Net Assets — Beginning of Year	3,031,625	3,356,517	150,994	120,868	6,005,535	2,956,357

Net Assets — End of Year	$3,075,732	$3,031,625	$185,317	$150,994	$7,448,185	$6,005,535

The	accompanying notes are an integral part of these financial statements.

FSA-89

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO		MORGAN STANLEY VARIABLE INSURANCE FUND INC. EMERGING MARKETS DEBT PORTFOLIO		MULTIMANAGER AGGRESSIVE EQUITY*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$738	$5,620	$12,412	$7,873	$45,631	$69,554
Net realized gain (loss)	557,123	414,601	(528)	(402)	3,685,036	2,677,184
Net change in unrealized appreciation (depreciation) of investments	(156,366)	212,686	523	589	(794,748)	1,415,016

Net increase (decrease) in net assets resulting from operations	401,495	632,907	12,407	8,060	2,935,919	4,161,754

From Contractowners Transactions:
Payments received from contractowners	365,504	397,022	1,670	1,667	2,090,009	2,213,147
Transfers between Variable Investment Options including guaranteed interest account, net	(354,978)	(539,426)	(183)	(174)	(415,434)	(682,572)
Redemptions for contract benefits and terminations	(154,958)	(86,839)	—	—	(1,062,037)	(336,097)
Contract maintenance charges	(146,564)	(151,262)	(904)	(828)	(796,927)	(743,989)

Net increase (decrease) in net assets resulting from contractowners transactions	(290,996)	(380,505)	583	665	(184,389)	450,489

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	—	—	—	—	11,698	7,423

Net Increase (Decrease) in Net Assets	110,499	252,402	12,990	8,725	2,763,228	4,619,666
Net Assets — Beginning of Year	4,486,876	4,234,474	79,982	71,257	17,876,408	13,256,742

Net Assets — End of Year	$4,597,375	$4,486,876	$92,972	$79,982	$20,639,636	$17,876,408

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-90

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	MULTIMANAGER CORE BOND*		MULTIMANAGER TECHNOLOGY*		NOMURA VIP HIGH INCOME SERIES
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$567,240	$529,468	$—	$—	$1,771,190	$1,465,387
Net realized gain (loss)	(332,796)	(770,763)	9,113,994	7,624,652	(402,458)	(153,450)
Net change in unrealized appreciation (depreciation) of investments	862,643	564,244	6,261,492	4,397,765	570,350	82,254

Net increase (decrease) in net assets resulting from operations	1,097,087	322,949	15,375,486	12,022,417	1,939,082	1,394,191

From Contractowners Transactions:
Payments received from contractowners	1,207,385	463,907	8,766,767	8,816,874	4,392,558	4,431,281
Transfers between Variable Investment Options including guaranteed interest account, net	801,183	880,611	(3,520,390)	(2,567,568)	(489,078)	1,517,252
Redemptions for contract benefits and terminations	(134,918)	(210,007)	(1,301,523)	(1,000,724)	(419,120)	(420,162)
Contract maintenance charges	(699,191)	(701,663)	(2,817,109)	(2,605,404)	(1,666,341)	(1,602,559)

Net increase (decrease) in net assets resulting from contractowners transactions	1,174,459	432,848	1,127,745	2,643,178	1,818,019	3,925,812

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	—	—	40,059	29,733	17,283	12,074

Net Increase (Decrease) in Net Assets	2,271,546	755,797	16,543,290	14,695,328	3,774,384	5,332,077
Net Assets — Beginning of Year	15,566,885	14,811,088	59,914,302	45,218,974	25,966,339	20,634,262

Net Assets — End of Year	$17,838,431	$15,566,885	$76,457,592	$59,914,302	$29,740,723	$25,966,339

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-91

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO		T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO		T. ROWE PRICE EQUITY INCOME PORTFOLIO
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$170,124	$111,218	$—	$—	$106,083	$103,106
Net realized gain (loss)	(148,489)	(127,362)	528,276	216,843	791,592	532,559
Net change in unrealized appreciation (depreciation) of investments	1,037,495	221,619	107,134	256,173	45,134	35,035

Net increase (decrease) in net assets resulting from operations	1,059,130	205,475	635,410	473,016	942,809	670,700

From Contractowners Transactions:
Payments received from contractowners	863,728	929,454	1,567,625	1,385,646	822,268	808,934
Transfers between Variable Investment Options including guaranteed interest account, net	(183,435)	92,137	(230,418)	(16,607)	204,567	(563,190)
Redemptions for contract benefits and terminations	(112,700)	(116,010)	(65,012)	(2,102)	(136,284)	(43,875)
Contract maintenance charges	(414,253)	(381,931)	(294,403)	(162,322)	(414,749)	(356,898)

Net increase (decrease) in net assets resulting from contractowners transactions	153,340	523,650	977,792	1,204,615	475,802	(155,029)

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	3,116	1,362	6,709	3,716	5,239	5,730

Net Increase (Decrease) in Net Assets	1,215,586	730,487	1,619,911	1,681,347	1,423,850	521,401
Net Assets — Beginning of Year	5,613,038	4,882,551	2,614,231	932,884	6,465,116	5,943,715

Net Assets — End of Year	$6,828,624	$5,613,038	$4,234,142	$2,614,231	$7,888,966	$6,465,116

The	accompanying notes are an integral part of these financial statements.

FSA-92

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	T. ROWE PRICE MID-CAP GROWTH PORTFOLIO		TARGET 2025 ALLOCATION*		TARGET 2035 ALLOCATION*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$—	$—	$24,251	$20,780	$68,364	$56,778
Net realized gain (loss)	109,176	52,852	48,917	9,699	124,995	80,249
Net change in unrealized appreciation (depreciation) of investments	(84,460)	(31,802)	32,791	41,011	260,745	135,707

Net increase (decrease) in net assets resulting from operations	24,716	21,050	105,959	71,490	454,104	272,734

From Contractowners Transactions:
Payments received from contractowners	298,490	334,018	46,898	100,363	209,633	291,940
Transfers between Variable Investment Options including guaranteed interest account, net	10,466	72,866	(11,220)	(187,463)	41,956	186,247
Redemptions for contract benefits and terminations	(3,787)	(320)	—	(44,179)	(49,479)	(31,841)
Contract maintenance charges	(73,806)	(43,000)	(59,307)	(62,671)	(155,087)	(159,625)

Net increase (decrease) in net assets resulting from contractowners transactions	231,363	363,564	(23,629)	(193,950)	47,023	286,721

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	1,916	971	—	—	—	286

Net Increase (Decrease) in Net Assets	257,995	385,585	82,330	(122,460)	501,127	559,741
Net Assets — Beginning of Year	536,544	150,959	820,604	943,064	2,841,002	2,281,261

Net Assets — End of Year	$794,539	$536,544	$902,934	$820,604	$3,342,129	$2,841,002

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-93

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	TARGET 2045 ALLOCATION*		TARGET 2055 ALLOCATION*		TEMPLETON DEVELOPING MARKETS VIP FUND

	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$65,929	$49,270	$99,203	$72,766	$38,518	$219,162
Net realized gain (loss)	144,618	72,216	298,213	277,619	172,075	(13,930)
Net change in unrealized appreciation (depreciation) of investments	287,298	192,993	599,000	304,632	2,565,373	193,761

Net increase (decrease) in net assets resulting from operations	497,845	314,479	996,416	655,017	2,775,966	398,993

From Contractowners Transactions:
Payments received from contractowners	322,225	314,501	475,185	648,629	1,139,423	1,046,151
Transfers between Variable Investment Options including guaranteed interest account, net	301,062	(5,627)	400,686	(368,020)	348,742	(168,025)
Redemptions for contract benefits and terminations	(67,717)	(26)	(135,289)	(122,999)	(157,039)	(84,736)
Contract maintenance charges	(136,733)	(137,305)	(273,010)	(269,423)	(412,573)	(371,135)

Net increase (decrease) in net assets resulting from contractowners transactions	418,837	171,543	467,572	(111,813)	918,553	422,255

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	—	(18)	—	—	4,249	2,870

Net Increase (Decrease) in Net Assets	916,682	486,004	1,463,988	543,204	3,698,768	824,118
Net Assets — Beginning of Year	2,893,350	2,407,346	5,279,558	4,736,354	5,819,162	4,995,044

Net Assets — End of Year	$3,810,032	$2,893,350	$6,743,546	$5,279,558	$9,517,930	$5,819,162

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-94

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	TEMPLETON GLOBAL BOND VIP FUND		VANECK VIP EMERGING MARKETS BOND FUND		VANECK VIP EMERGING MARKETS FUND
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$—	$—	$1,947	$2,380	$23	$47
Net realized gain (loss)	(321,595)	(170,443)	(6)	(15)	6	1
Net change in unrealized appreciation (depreciation) of investments	2,454,799	(1,414,624)	4,274	(1,477)	794	(19)

Net increase (decrease) in net assets resulting from operations	2,133,204	(1,585,067)	6,215	888	823	29

From Contractowners Transactions:
Payments received from contractowners	2,268,400	2,108,141	1,447	2,154	1	—
Transfers between Variable Investment Options including guaranteed interest account, net	(80,341)	776,943	(35)	(28)	141	141
Redemptions for contract benefits and terminations	(271,194)	(267,199)	—	—	—	—
Contract maintenance charges	(947,833)	(953,318)	(778)	(762)	(64)	(62)

Net increase (decrease) in net assets resulting from contractowners transactions	969,032	1,664,567	634	1,364	78	79

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	11,701	7,129	—	(2,786)	—	—

Net Increase (Decrease) in Net Assets	3,113,937	86,629	6,849	(534)	901	108
Net Assets — Beginning of Year	13,245,814	13,159,185	33,488	34,022	2,700	2,592

Net Assets — End of Year	$16,359,751	$13,245,814	$40,337	$33,488	$3,601	$2,700

The	accompanying notes are an integral part of these financial statements.

FSA-95

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	VANECK VIP GLOBAL RESOURCES FUND
	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$116,547	$108,369
Net realized gain (loss)	91,353	70,133
Net change in unrealized appreciation (depreciation) of investments	1,318,789	(304,121)

Net increase (decrease) in net assets resulting from operations	1,526,689	(125,619)

From Contractowners Transactions:
Payments received from contractowners	559,615	574,612
Transfers between Variable Investment Options including guaranteed interest account, net	(262,939)	(607,095)
Redemptions for contract benefits and terminations	(267,383)	(87,358)
Contract maintenance charges	(259,627)	(277,861)

Net increase (decrease) in net assets resulting from contractowners transactions	(230,334)	(397,702)

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	943	537

Net Increase (Decrease) in Net Assets	1,297,298	(522,784)
Net Assets — Beginning of Year	4,384,441	4,907,225

Net Assets — End of Year	$5,681,739	$4,384,441

The accompanying notes are an integral part of these financial statements.

FSA-96

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

The change in units outstanding for the years or periods ended December 31, 2025 and 2024 were as follows:

		2025			2024
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

1290 VT CONVERTIBLE SECURITIES	CLASS IB	4	(2)	2	3	(2)	1

1290 VT DOUBLELINE OPPORTUNISTIC BOND	CLASS IB	7	(2)	5	12	(7)	5

1290 VT EQUITY INCOME	CLASS IB	4	(26)	(22)	1	(2)	(1)

1290 VT GAMCO MERGERS & ACQUISITIONS	CLASS IB	2	(2)	—	3	(2)	1

1290 VT GAMCO SMALL COMPANY VALUE	CLASS IB	27	(17)	10	22	(7)	15

1290 VT MULTI-ALTERNATIVE STRATEGIES	CLASS IB	—	—	—	1	—	1

1290 VT NATURAL RESOURCES	CLASS IB	2	(2)	—	4	(2)	2

1290 VT REAL ESTATE	CLASS IB	6	(1)	5	6	(1)	5

1290 VT SMALL CAP VALUE	CLASS IB	6	(2)	4	7	(2)	5

1290 VT SMARTBETA EQUITY ESG	CLASS IB	10	(3)	7	5	(2)	3

1290 VT SOCIALLY RESPONSIBLE	CLASS IB	2	(1)	1	3	(1)	2

AB VPS DISCOVERY VALUE PORTFOLIO	CLASS B	1	—	1	1	—	1

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	CLASS 4	21	(4)	17	16	(3)	13

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	CLASS 4	16	(4)	12	15	(3)	12

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	22	(10)	12	13	(5)	8

BLACKROCK GLOBAL ALLOCATION V.I. FUND	CLASS III	10	(2)	8	6	(1)	5

BNY MELLON STOCK INDEX FUND, INC.	INITIAL SHARES	54	(71)	(17)	114	(196)	(82)

EQ/400 MANAGED VOLATILITY	CLASS IB	1	(1)	—	1	(1)	—

EQ/500 MANAGED VOLATILITY	CLASS IB	1	(4)	(3)	1	(1)	—

EQ/2000 MANAGED VOLATILITY	CLASS IB	—	(1)	(1)	—	(1)	(1)

EQ/AB SMALL CAP GROWTH	CLASS IB	15	(5)	10	17	(4)	13

The accompanying notes are an integral part of these financial statements.

FSA-97

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

		2025			2024
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/AGGRESSIVE ALLOCATION	CLASS IB	28	(11)	17	31	(11)	20

EQ/ALL ASSET GROWTH ALLOCATION	CLASS IB	18	(8)	10	14	(8)	6

EQ/AMERICAN CENTURY MID CAP VALUE	CLASS IB	18	(6)	12	17	(5)	12

EQ/BALANCED STRATEGY	CLASS IB	6	(14)	(8)	7	(17)	(10)

EQ/CAPITAL GROUP RESEARCH	CLASS IB	1	(2)	(1)	1	(1)	—

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	CLASS IB	5	(3)	2	5	(4)	1

EQ/COMMON STOCK INDEX	CLASS IA	3	(3)	—	6	(17)	(11)

EQ/COMMON STOCK INDEX	CLASS IB	93	(24)	69	102	(24)	78

EQ/CONSERVATIVE ALLOCATION	CLASS IB	5	(3)	2	3	(3)	—

EQ/CONSERVATIVE GROWTH STRATEGY	CLASS IB	2	(5)	(3)	2	(4)	(2)

EQ/CONSERVATIVE STRATEGY	CLASS IB	2	(3)	(1)	1	(1)	—

EQ/CONSERVATIVE-PLUS ALLOCATION	CLASS IB	7	(5)	2	7	(5)	2

EQ/CORE BOND INDEX	CLASS IB	70	(37)	33	185	(218)	(33)

EQ/CORE PLUS BOND	CLASS IB	23	(14)	9	29	(10)	19

EQ/EMERGING MARKETS EQUITY PLUS	CLASS IB	6	(2)	4	7	(2)	5

EQ/EQUITY 500 INDEX	CLASS IB	262	(35)	227	264	(29)	235

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	CLASS IB	3	(2)	1	2	(3)	(1)

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	CLASS K	1	(21)	(20)	13	(1)	12

EQ/FRANKLIN RISING DIVIDENDS	CLASS IB	20	(5)	15	21	(5)	16

EQ/GLOBAL EQUITY MANAGED VOLATILITY	CLASS IB	—	(2)	(2)	1	(2)	(1)

EQ/GOLDMAN SACHS MID CAP VALUE	CLASS IB	7	(4)	3	8	(2)	6

EQ/GROWTH STRATEGY	CLASS IB	10	(16)	(6)	9	(16)	(7)

EQ/INTERMEDIATE CORPORATE BOND	CLASS IB	2	—	2	—	—	—

EQ/INTERMEDIATE GOVERNMENT BOND	CLASS IA	123	(107)	16	310	(76)	234

The accompanying notes are an integral part of these financial statements.

FSA-98

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

		2025			2024
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/INTERMEDIATE GOVERNMENT BOND	CLASS IB	15	(4)	11	15	(3)	12

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	CLASS IB	5	(4)	1	5	(3)	2

EQ/INTERNATIONAL EQUITY INDEX	CLASS IA	63	(100)	(37)	22	(83)	(61)

EQ/INTERNATIONAL EQUITY INDEX	CLASS IB	44	(14)	30	58	(16)	42

EQ/INTERNATIONAL MANAGED VOLATILITY	CLASS IB	1	(2)	(1)	1	(1)	—

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	CLASS IB	5	(6)	(1)	3	(3)	—

EQ/INVESCO COMSTOCK	CLASS IB	8	(1)	7	5	(2)	3

EQ/INVESCO GLOBAL	CLASS IB	4	(2)	2	6	(2)	4

EQ/INVESCO GLOBAL REAL ASSETS	CLASS IB	10	(6)	4	9	(4)	5

EQ/JANUS ENTERPRISE	CLASS IB	11	(5)	6	5	(3)	2

EQ/JPMORGAN GROWTH STOCK	CLASS IB	25	(11)	14	29	(11)	18

EQ/JPMORGAN VALUE OPPORTUNITIES	CLASS IB	43	(9)	34	30	(5)	25

EQ/LARGE CAP CORE MANAGED VOLATILITY	CLASS IB	2	(2)	—	4	(2)	2

EQ/LARGE CAP GROWTH INDEX	CLASS IB	32	(10)	22	31	(9)	22

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	CLASS IB	3	(2)	1	5	(5)	—

EQ/LARGE CAP VALUE INDEX	CLASS IB	26	(8)	18	22	(7)	15

EQ/LARGE CAP VALUE MANAGED VOLATILITY	CLASS IB	1	(2)	(1)	1	(2)	(1)

EQ/LAZARD EMERGING MARKETS EQUITY	CLASS IB	4	(9)	(5)	7	(8)	(1)

EQ/LONG-TERM BOND	CLASS IB	2	—	2	2	—	2

EQ/LOOMIS SAYLES GROWTH	CLASS IB	11	(4)	7	10	(6)	4

EQ/MFS INTERNATIONAL GROWTH	CLASS IB	69	(40)	29	37	(61)	(24)

EQ/MFS INTERNATIONAL INTRINSIC VALUE	CLASS IB	22	(12)	10	26	(8)	18

EQ/MFS MID CAP FOCUSED GROWTH	CLASS IB	16	(4)	12	13	(3)	10

EQ/MFS TECHNOLOGY	CLASS IB	53	(19)	34	51	(19)	32

The accompanying notes are an integral part of these financial statements.

FSA-99

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

		2025			2024
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/MFS UTILITIES SERIES	CLASS IB	4	—	4	2	(1)	1

EQ/MFS UTILITIES SERIES	CLASS K	—	—	—	—	—	—

EQ/MID CAP INDEX	CLASS IB	39	(5)	34	30	(7)	23

EQ/MID CAP VALUE MANAGED VOLATILITY	CLASS IB	3	(2)	1	5	(3)	2

EQ/MODERATE ALLOCATION	CLASS IB	38	(31)	7	59	(17)	42

EQ/MODERATE GROWTH STRATEGY	CLASS IB	15	(41)	(26)	14	(29)	(15)

EQ/MODERATE-PLUS ALLOCATION	CLASS IB	85	(40)	45	78	(35)	43

EQ/MONEY MARKET	CLASS IA	178	(181)	(3)	110	(125)	(15)

EQ/MONEY MARKET	CLASS IB	377	(382)	(5)	389	(418)	(29)

EQ/MORGAN STANLEY SMALL CAP GROWTH	CLASS IB	19	(9)	10	15	(9)	6

EQ/PIMCO GLOBAL REAL RETURN	CLASS IB	3	(1)	2	3	(1)	2

EQ/PIMCO REAL RETURN	CLASS IB	22	(7)	15	19	(5)	14

EQ/PIMCO TOTAL RETURN ESG	CLASS IB	24	(19)	5	32	(13)	19

EQ/PIMCO ULTRA SHORT BOND	CLASS IB	403	(531)	(128)	201	(308)	(107)

EQ/QUALITY BOND PLUS	CLASS IA	—	—	—	—	—	—

EQ/QUALITY BOND PLUS	CLASS IB	2	(2)	—	2	(1)	1

EQ/SMALL COMPANY INDEX	CLASS IB	34	(17)	17	39	(22)	17

EQ/T. ROWE PRICE HEALTH SCIENCES	CLASS IB	13	(3)	10	13	(2)	11

EQ/VALUE EQUITY	CLASS IB	6	(5)	1	6	(4)	2

EQ/WELLINGTON ENERGY	CLASS IB	4	(5)	(1)	6	(6)	—

EQUITABLE CONSERVATIVE GROWTH MF/ETF	CLASS IB	7	(11)	(4)	9	(7)	2

EQUITABLE GROWTH MF/ETF	CLASS IB	4	—	4	1	—	1

EQUITABLE MODERATE GROWTH MF/ETF	CLASS IB	8	(3)	5	2	—	2

FIDELITY® VIP ASSET MANAGER 50%	INITIAL CLASS	—	—	—	—	—	—

The accompanying notes are an integral part of these financial statements.

FSA-100

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

		2025			2024
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

FIDELITY® VIP ASSET MANAGER 70%	SERVICE CLASS 2	6	(1)	5	5	(1)	4

FIDELITY® VIP GROWTH & INCOME PORTFOLIO	INITIAL CLASS	—	—	—	—	—	—

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	12	(4)	8	10	(2)	8

FIDELITY® VIP VALUE PORTFOLIO	SERVICE CLASS 2	11	(2)	9	4	—	4

FRANKLIN INCOME VIP FUND	CLASS 2	—	(2)	(2)	1	(1)	—

FRANKLIN SMALL CAP VALUE VIP FUND	CLASS 2	9	(3)	6	9	(2)	7

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES I	—	—	—	—	—	—

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	5	(1)	4	1	(1)	—

INVESCO V.I. GLOBAL CORE EQUITY FUND	SERIES I	—	—	—	—	—	—

INVESCO V.I. HEALTH CARE FUND	SERIES I	—	—	—	—	—	—

INVESCO V.I. TECHNOLOGY FUND	SERIES I	—	—	—	—	—	—

JANUS HENDERSON BALANCED PORTFOLIO	SERVICE SHARES	20	(3)	17	15	(3)	12

JANUS HENDERSON ENTERPRISE PORTFOLIO	INSTITUTIONAL SHARES	10	(16)	(6)	32	(44)	(12)

JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO	INSTITUTIONAL SHARES	—	—	—	—	—	—

JANUS HENDERSON MID CAP VALUE PORTFOLIO	SERVICE SHARES	12	(15)	(3)	2	(16)	(14)

JANUS HENDERSON OVERSEAS PORTFOLIO	INSTITUTIONAL SHARES	—	—	—	9	(9)	—

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	VC SHARES	14	(6)	8	27	(2)	25

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	1	(1)	—	—	(1)	(1)

MORGAN STANLEY VARIABLE INSURANCE FUND INC. EMERGING MARKETS DEBT PORTFOLIO	CLASS I	—	—	—	—	—	—

MULTIMANAGER AGGRESSIVE EQUITY	CLASS IB	6	(6)	—	9	(4)	5

MULTIMANAGER CORE BOND	CLASS IB	173	(101)	72	291	(278)	13

MULTIMANAGER TECHNOLOGY	CLASS IB	17	(10)	7	21	(5)	16

NOMURA VIP HIGH INCOME SERIES	SERVICE CLASS	29	(15)	14	36	(6)	30

The accompanying notes are an integral part of these financial statements.

FSA-101

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

		2025			2024
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	6	(5)	1	9	(5)	4

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO	CLASS II	6	(2)	4	9	(2)	7

T. ROWE PRICE EQUITY INCOME PORTFOLIO	CLASS II	7	(3)	4	4	(4)	—

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO	CLASS II	2	—	2	3	—	3

TARGET 2025 ALLOCATION	CLASS IB	—	—	—	1	(2)	(1)

TARGET 2035 ALLOCATION	CLASS IB	1	(1)	—	3	(1)	2

TARGET 2045 ALLOCATION	CLASS IB	3	(1)	2	2	(1)	1

TARGET 2055 ALLOCATION	CLASS IB	4	(2)	2	4	(4)	—

TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	10	(5)	5	7	(3)	4

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	21	(10)	11	24	(6)	18

VANECK VIP EMERGING MARKETS BOND FUND	INITIAL CLASS	—	—	—	—	—	—

VANECK VIP EMERGING MARKETS FUND	INITIAL CLASS	—	—	—	—	—	—

VANECK VIP GLOBAL RESOURCES FUND	CLASS S	4	(6)	(2)	6	(4)	2

VANECK VIP GLOBAL RESOURCES FUND	INITIAL CLASS	3	(4)	(1)	3	(15)	(12)

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.
The	— on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

FSA-102

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements

December 31, 2025

1.	Organization

Equitable America Variable Account K (the “Account”) was established by Equitable Financial Life Insurance Company of America (“Equitable America”) in 2013. Equitable America changed its name effective December 13, 2019, and the Account changed its name subsequent to December 31, 2019. Equitable America is an Arizona stock life insurance company. On October 1, 2013, Equitable America entered into a reinsurance agreement with Protective Life Insurance Company (“Protective Life”) to reinsure an in-force book of life insurance and annuity policies written primarily prior to 2004.

The Account operates as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AB Variable Products Series Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series®, Blackrock Variable Series Funds, Inc., BNY Mellon Investment Adviser, Inc., EQ Advisors Trust (“EQAT”), Fidelity® Variable Insurance Products, Franklin Templeton Variable Insurance Products, Ivy Variable Insurance Portfolios, Janus Aspen Series, Lord Abbett Series Fund, Inc., MFS® Variable Insurance Trust, PIMCO Variable Insurance Trust, T. Rowe Price Equity Series, Inc., The Universal Institutional Funds, Inc., and Van Eck VIP Trust (collectively, “the Trusts”). The Trusts are registered under the 1940 Act as open-ended, investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below.

AB Variable Products Series Fund, Inc.*

•	AB VPS Discovery Value Portfolio

AIM Variable Insurance Funds (Invesco

Variable Insurance Funds)

•	Invesco V.I. Diversified Dividend Fund
•	Invesco V.I. Global Core Equity Fund
•	Invesco V.I. Health Care Fund
•	Invesco V.I. Technology Fund

American Funds Insurance Series®

•	American Funds Insurance Series® Asset Allocation Fund
•	American Funds Insurance Series® Global Small Capitalization Fund
•	American Funds Insurance Series® New World Fund®

Blackrock Variable Series Funds, Inc.

•	BlackRock Global Allocation V.I. Fund

BNY Mellon Investment Adviser, Inc.

•	BNY Mellon Stock Index Fund, Inc.

EQ Advisors Trust*

•	1290 VT Convertible Securities
•	1290 VT DoubleLine Opportunistic Bond
•	1290 VT Equity Income
•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT Multi-Alternative Strategies
•	1290 VT Natural Resources
•	1290 VT Real Estate
•	1290 VT Small Cap Value
•	1290 VT SmartBeta Equity ESG
•	1290 VT Socially Responsible
•	EQ/400 Managed Volatility
•	EQ/500 Managed Volatility
•	EQ/2000 Managed Volatility
•	EQ/AB Small Cap Growth
•	EQ/Aggressive Allocation
•	EQ/All Asset Growth Allocation
•	EQ/American Century Mid Cap Value
•	EQ/Balanced Strategy
•	EQ/Capital Group Research
•	EQ/ClearBridge Large Cap Growth ESG
•	EQ/Common Stock Index
•	EQ/Conservative Allocation
•	EQ/Conservative Growth Strategy
•	EQ/Conservative Strategy
•	EQ/Conservative-Plus Allocation
•	EQ/Core Bond Index
•	EQ/Core Plus Bond
•	EQ/Emerging Markets Equity PLUS

FSA-103

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2025

1.	Organization (Continued)

•	EQ/Equity 500 Index
•	EQ/Fidelity Institutional AM® Large Cap
•	EQ/Franklin Rising Dividends
•	EQ/Global Equity Managed Volatility
•	EQ/Goldman Sachs Mid Cap Value
•	EQ/Growth Strategy
•	EQ/Intermediate Corporate Bond
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility
•	EQ/International Equity Index
•	EQ/International Managed Volatility
•	EQ/International Value Managed Volatility
•	EQ/Invesco Comstock
•	EQ/Invesco Global
•	EQ/Invesco Global Real Assets
•	EQ/Janus Enterprise
•	EQ/JPMorgan Growth Stock
•	EQ/JPMorgan Value Opportunities
•	EQ/Large Cap Core Managed Volatility
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility
•	EQ/Lazard Emerging Markets Equity
•	EQ/Long-Term Bond
•	EQ/Loomis Sayles Growth
•	EQ/MFS International Growth
•	EQ/MFS International Intrinsic Value
•	EQ/MFS Mid Cap Focused Growth
•	EQ/MFS Technology
•	EQ/MFS Utilities Series
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility
•	EQ/Moderate Allocation
•	EQ/Moderate Growth Strategy
•	EQ/Moderate-Plus Allocation
•	EQ/Money Market
•	EQ/Morgan Stanley Small Cap Growth
•	EQ/PIMCO Global Real Return
•	EQ/PIMCO Real Return
•	EQ/PIMCO Total Return ESG
•	EQ/PIMCO Ultra Short Bond
•	EQ/Quality Bond PLUS
•	EQ/Small Company Index
•	EQ/T. Rowe Price Health Sciences
•	EQ/Value Equity
•	EQ/Wellington Energy
•	Equitable Conservative Growth MF/ETF
•	Equitable Growth MF/ETF
•	Equitable Moderate Growth MF/ETF
•	Multimanager Aggressive Equity
•	Multimanager Core Bond
•	Multimanager Technology
•	Target 2025 Allocation
•	Target 2035 Allocation
•	Target 2045 Allocation
•	Target 2055 Allocation

Fidelity® Variable Insurance Products

•	Fidelity® VIP Asset Manager 50%(1)
•	Fidelity® VIP Asset Manager 70%(2)
•	Fidelity® VIP Growth & Income Portfolio
•	Fidelity® VIP Mid Cap Portfolio
•	Fidelity® VIP Value Portfolio

Franklin Templeton Variable Insurance Products

•	Franklin Income VIP Fund
•	Franklin Small Cap Value VIP Fund
•	Templeton Developing Markets VIP Fund
•	Templeton Global Bond VIP Fund

IVY Variable Insurance Portfolios

•	Nomura VIP High Income Series(3)

Janus Aspen Series

•	Janus Henderson Balanced Portfolio
•	Janus Henderson Enterprise Portfolio
•	Janus Henderson Global Research Portfolio
•	Janus Henderson Mid Cap Value Portfolio
•	Janus Henderson Overseas Portfolio

Lord Abbett Series Fund, Inc.

•	Lord Abbett Series Fund — Bond Debenture Portfolio

MFS® Variable Insurance Trust

•	MFS® Massachusetts Investors Growth Stock Portfolio

PIMCO Variable Insurance Trust

•	PIMCO CommodityRealReturn® Strategy Portfolio

T. Rowe Price Equity Series, Inc.

•	T. Rowe Price Blue Chip Growth Portfolio
•	T. Rowe Price Equity Income Portfolio
•	T. Rowe Price Mid-Cap Growth Portfolio

FSA-104

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2025

1.	Organization (Concluded)

The Universal Institutional Funds, Inc.

•	Morgan Stanley Variable Insurance Fund Inc.
•	Emerging Markets Debt Portfolio

Van Eck VIP Trust

•	VanEck VIP Emerging Markets Bond Fund
•	VanEck VIP Emerging Markets Fund
•	VanEck VIP Global Resources Fund

(1)	Formerly known as Fidelity® VIP Asset Manager Portfolio.
(2)	Formerly known as Fidelity® VIP Asset Manager: Growth Portfolio.
(3)	Formerly known as Macquarie VIP High Income Series.
*	An affiliate of Equitable America providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 6 of these financial statements.

The Account is used to support MONY Corporate Sponsored Variable Universal Life (CSVUL), Incentive Life Legacy®, Incentive Life Legacy® II, Incentive Life Legacy® III, VUL LegacySM, Incentive Life Optimizer® III, VUL OptimizerSM and Equitable Advantage (collectively, the “Variable Life Policies”). These policies are issued by Equitable America, which is a wholly-owned subsidiary of Equitable Holdings, Inc.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable America’s other assets and liabilities. All Contracts are issued by Equitable America. The assets of the Account are the property of Equitable America. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable America may conduct.

The amount retained by Equitable America in the Account arises primarily from (1) contributions from Equitable America and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets, attributable to accumulation of units. Amounts retained by Equitable America are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by Equitable America in the Account may be transferred at any time by Equitable America to its General Account (“General Account”).

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by Equitable America to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, Equitable America may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

FSA-105

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2025

2.	Significant Accounting Policies (Concluded)

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from Equitable America’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent Contractowner contributions under the Variable Life Policies reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to the Variable Investment Options, to the guaranteed interest account of Equitable America’s General Account, and/or index fund options of Separate Account LIO, if available.

Transfers between Variable Investment Options including the guaranteed interest account with market value adjustment, net, are amounts that Contractowners have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account, and/or index fund options of Separate Account LIO, if available. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. Equitable America is required by state insurance law to set aside additional assets in Equitable America’s General Account to provide for other policy benefits. Equitable America’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to Contractowners and beneficiaries made under the terms of the Variable Life Policies, and amounts that Contractowners have requested to be withdrawn and paid to them. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the contracts.

Income Tax:

The operations of the Account are included in the federal income tax return of Equitable America, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income, or realized and unrealized capital gains, is currently applicable to the Variable Life Policies participating in the Account by reasons of applicable provisions of the Internal Revenue Code, and no federal income tax payable by Equitable America is expected to affect the unit values of Variable Life Policies participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable America retains the right to charge for any federal income tax, which is attributable to the Account, if the law is changed.

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

FSA-106

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2025

3.	Fair Value Disclosures (Concluded)

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4.	Segment Reporting

Equitable America has identified its President and the President of Equitable Investment Management Group, LLC (“EIMG”) as the Chief Operating Decision Makers (“CODM”) assessing performance and making decisions about resource allocation for the Separate Account. The Separate Account is comprised of multiple subaccounts; each subaccount represents a variable investment option. As an investment company, the Separate Account engages in a single line of business, which typically involves managing funds that are segregated from the general assets of the Separate Account’s parent company. The Separate Account is used for products such as variable annuities and life insurance policies, where contractholders can choose from various investment options across different asset classes, which allow contractholders to diversify their portfolios according to their risk tolerance and investment goals.

The CODM determined that each variable investment option makes up one operating segment of the Separate Account. The Separate Account’s variable investment options are pre-determined in accordance with the terms of the prospectus. The financial information provided and reviewed by the CODM is consistent with those presented within the Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.

5.	Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2025 were as follows:

	Purchases	Sales
1290 VT Convertible Securities	$671,741	$400,837
1290 VT DoubleLine Opportunistic Bond	909,326	206,393
1290 VT Equity Income	1,521,599	2,194,683
1290 VT GAMCO Mergers & Acquisitions	692,598	474,358
1290 VT GAMCO Small Company Value	14,730,572	5,911,941
1290 VT Multi-Alternative Strategies	65,704	21,218
1290 VT Natural Resources	410,750	262,418
1290 VT Real Estate	600,946	107,281
1290 VT Small Cap Value	2,162,204	436,439
1290 VT SmartBeta Equity ESG	2,923,313	750,492
1290 VT Socially Responsible	935,408	366,077
AB VPS Discovery Value Portfolio	138,917	33,314
American Funds Insurance Series® Asset Allocation Fund	3,241,292	535,451
American Funds Insurance Series® Global Small Capitalization Fund	2,602,421	733,374
American Funds Insurance Series® New World Fund®	4,301,781	1,862,680
BlackRock Global Allocation V.I. Fund	1,532,038	251,484
BNY Mellon Stock Index Fund, Inc.	7,620,289	7,340,006
EQ/400 Managed Volatility	371,787	273,313
EQ/500 Managed Volatility	1,346,929	2,032,272
EQ/2000 Managed Volatility	243,296	477,687
EQ/AB Small Cap Growth	6,624,193	2,092,672
EQ/Aggressive Allocation	12,182,270	3,515,081
EQ/All Asset Growth Allocation	5,087,769	1,697,635
EQ/American Century Mid Cap Value	7,027,953	1,971,830
EQ/Balanced Strategy	5,377,118	3,232,099
EQ/Capital Group Research	1,728,017	1,309,825
EQ/ClearBridge Large Cap Growth ESG	3,634,896	1,440,133
EQ/Common Stock Index	41,571,934	9,326,766
EQ/Conservative Allocation	743,803	436,816
EQ/Conservative Growth Strategy	1,339,911	973,987
EQ/Conservative Strategy	347,196	422,723

FSA-107

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2025

5.	Purchases and Sales of Portfolios (Continued)

	Purchases	Sales
EQ/Conservative-Plus Allocation	$1,630,207	$890,297
EQ/Core Bond Index	7,099,845	1,855,580
EQ/Core Plus Bond	4,250,890	2,182,510
EQ/Emerging Markets Equity PLUS	822,428	217,583
EQ/Equity 500 Index	87,075,293	16,271,370
EQ/Fidelity Institutional AM® Large Cap	3,741,788	3,571,676
EQ/Franklin Rising Dividends	6,159,578	1,717,331
EQ/Global Equity Managed Volatility	1,515,642	1,118,911
EQ/Goldman Sachs Mid Cap Value	2,550,189	897,447
EQ/Growth Strategy	12,373,245	4,812,959
EQ/Intermediate Corporate Bond	264,295	27,326
EQ/Intermediate Government Bond	4,619,842	2,647,936
EQ/International Core Managed Volatility	1,688,604	856,501
EQ/International Equity Index	11,640,727	5,473,365
EQ/International Managed Volatility	232,758	494,864
EQ/International Value Managed Volatility	1,421,239	1,312,556
EQ/Invesco Comstock	3,229,120	528,914
EQ/Invesco Global	1,299,309	324,054
EQ/Invesco Global Real Assets	2,607,697	1,197,392
EQ/Janus Enterprise	4,548,577	1,485,630
EQ/JPMorgan Growth Stock	20,187,242	5,411,822
EQ/JPMorgan Value Opportunities	16,045,518	3,237,179
EQ/Large Cap Core Managed Volatility	1,916,723	553,568
EQ/Large Cap Growth Index	15,869,164	4,392,535
EQ/Large Cap Growth Managed Volatility	4,936,910	1,821,976
EQ/Large Cap Value Index	7,052,628	1,752,172
EQ/Large Cap Value Managed Volatility	1,537,214	890,434
EQ/Lazard Emerging Markets Equity	2,496,748	1,640,127
EQ/Long-Term Bond	363,678	42,102
EQ/Loomis Sayles Growth	6,064,330	2,648,040
EQ/MFS International Growth	11,834,420	3,515,702
EQ/MFS International Intrinsic Value	8,380,371	3,699,457
EQ/MFS Mid Cap Focused Growth	7,905,217	1,723,966
EQ/MFS Technology	13,095,803	3,824,646
EQ/MFS Utilities Series	612,800	57,297
EQ/Mid Cap Index	12,300,765	1,702,858
EQ/Mid Cap Value Managed Volatility	1,653,002	648,567
EQ/Moderate Allocation	12,122,298	6,737,956
EQ/Moderate Growth Strategy	19,315,735	10,811,311
EQ/Moderate-Plus Allocation	31,360,599	10,131,213
EQ/Money Market	54,489,951	49,903,182
EQ/Morgan Stanley Small Cap Growth	3,492,742	1,709,654
EQ/PIMCO Global Real Return	348,826	99,163
EQ/PIMCO Real Return	3,437,333	944,227
EQ/PIMCO Total Return ESG	4,333,089	2,587,718
EQ/PIMCO Ultra Short Bond	8,960,308	10,044,894
EQ/Quality Bond PLUS	529,805	415,657
EQ/Small Company Index	7,345,543	2,012,108
EQ/T. Rowe Price Health Sciences	1,992,054	415,351
EQ/Value Equity	2,876,899	1,959,520
EQ/Wellington Energy	579,797	541,836
Equitable Conservative Growth MF/ETF	2,214,158	2,030,407
Equitable Growth MF/ETF	534,654	47,312
Equitable Moderate Growth MF/ETF	1,071,457	363,433

FSA-108

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2025

5.	Purchases and Sales of Portfolios (Concluded)

	Purchases	Sales
Fidelity® VIP Asset Manager 50%	$496	$115
Fidelity® VIP Asset Manager 70%	800,381	99,961
Fidelity® VIP Growth & Income Portfolio	2,675,768	16,320,377
Fidelity® VIP Mid Cap Portfolio	5,060,229	1,213,401
Fidelity® VIP Value Portfolio	1,696,862	256,332
Franklin Income VIP Fund	29,503	67,242
Franklin Small Cap Value VIP Fund	2,983,921	710,392
Invesco V.I. Diversified Dividend Fund	657,221	101,968
Invesco V.I. Global Core Equity Fund	74	47
Invesco V.I. Health Care Fund	4,560	2,022
Invesco V.I. Technology Fund	12,930	2,793
Janus Henderson Balanced Portfolio	2,964,740	389,090
Janus Henderson Enterprise Portfolio	770,683	786,063
Janus Henderson Global Research Portfolio	3,720	266
Janus Henderson Mid Cap Value Portfolio	968,366	784,799
Janus Henderson Overseas Portfolio	8,069	13,577
Lord Abbett Series Fund — Bond Debenture Portfolio	2,035,845	695,544
MFS® Massachusetts Investors Growth Stock Portfolio	965,898	616,454
Morgan Stanley Variable Insurance Fund Inc. Emerging Markets Debt Portfolio	14,138	1,143
Multimanager Aggressive Equity	5,688,436	2,444,678
Multimanager Core Bond	3,841,245	2,099,546
Multimanager Technology	15,367,136	6,018,945
Nomura VIP High Income Series	5,872,332	2,254,705
PIMCO CommodityRealReturn® Strategy Portfolio	965,342	638,869
T. Rowe Price Blue Chip Growth Portfolio	1,797,348	440,789
T. Rowe Price Equity Income Portfolio	2,201,960	859,822
T. Rowe Price Mid-Cap Growth Portfolio	390,864	48,315
Target 2025 Allocation	121,647	58,913
Target 2035 Allocation	364,006	157,998
Target 2045 Allocation	783,879	206,264
Target 2055 Allocation	1,133,437	403,609
Templeton Developing Markets VIP Fund	1,983,166	901,873
Templeton Global Bond VIP Fund	2,085,991	1,105,779
VanEck VIP Emerging Markets Bond Fund	4,166	1,585
VanEck VIP Emerging Markets Fund	171	70
VanEck VIP Global Resources Fund	772,329	885,324

6.	Expenses and Related Party Transactions

Investment Manager and Advisors:

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares. All share classes issued by EQAT are subject to fees for investment management, administration and other Portfolio expenses. Class IA and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that EQAT, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class IA and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT on behalf of each Portfolio, have entered into distribution agreements with Equitable Distributors, LLC (“Equitable

Distributors”), and EIMG, affiliates of Equitable America. The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

FSA-109

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2025

6.	Expenses and Related Party Transactions (Concluded)

EIMG, serves as investment adviser of the Portfolios of EQAT. EIMG either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIMG receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. Equitable Investment Management, LLC (“EIM”), an affiliate of Equitable America, serves as administrator of the Portfolios of EQAT. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. EIM receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT. Expenses of the Portfolios of EQAT generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.54% to a high of 2.74% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

Equitable America, Equitable Advisors, LLC (“Equitable Advisors”) or Equitable Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the Portfolios. These fees and payments range from 0.00% to 0.60% of the unaffiliated Portfolios’ average daily net assets. Equitable Advisors or Equitable Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/ or the advisers’ respective Portfolios.

AllianceBernstein L.P. (“AllianceBernstein”) serves as an investment sub-advisor for a number of Portfolios in EQAT including 1290 VT Natural Resources, 1290 VT Real Estate, EQ/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/Intermediate Corporate Bond, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/Long-Term Bond, EQ/Mid Cap Index and EQ/Small Company Index, as well as a portion of EQ/Emerging Markets Equity PLUS, EQ/Large Cap Value Managed Volatility, EQ/Quality Bond PLUS, Multimanager Aggressive Equity and Multimanager Technology. AllianceBernstein is a limited partnership, which is indirectly majority-owned by Equitable Holdings, Inc.

Contract Distribution and Principal Underwriter:

Equitable Advisors and Equitable Distributors are distributors and principal underwriters of the Variable Life Policies and the Accounts. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority (“FINRA”).

The Variable Life Policies are sold by financial professionals who are registered representatives of Equitable Advisors and licensed insurance agents of Equitable Network, LLC (“Equitable Network”), or its subsidiaries (affiliates of Equitable America). Equitable Network receives commissions under its General Sales Agreement with Equitable America and its

Networking Agreement with Equitable Advisors. Equitable Advisors receives service related payments under its Supervisory and Distribution Agreement with Equitable America. The financial professionals are compensated on a commission basis by Equitable Network. The Variable Life Policies are also sold through licensed insurance agents (both affiliated and unaffiliated with Equitable America) and their affiliated broker-dealers (who are registered with the SEC and are members of the FINRA) that have entered into selling agreements with Equitable Distributors. The licensed insurance agents who sell Equitable America policies for these companies are appointed agents of Equitable America, and are registered representatives of the broker- dealers under contracts with Equitable Distributors.

Equitable Financial Life Insurance Company, an affiliate of Equitable America, serves as the transfer agent for EQAT.

7.	Contractowner Charges

The table below lists the current fees deducted from either the Variable Investment Option assessed as a redemption of units or as a percentage of premium paid. Actual charges amounts may vary or may be zero depending on the terms of the various policies. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

FSA-110

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2025

7.	Contractowner Charges (Continued)

Charges	When charge is deducted	Amount deducted	How deducted

Premium Charge	From each premium	0% to 19%	Deducted from each premium payment and is netted against “Payments received from Contractowners”

Mortality & Expense Risk Charge	Monthly	0% to 1.75%	Unit liquidation from account value

Administrative Charge	Monthly	$0 to $20 A charge between $0.03 and $1.82 per $1,000 of the initial base policy face amount and any face amount increase above the previous highest face amount is also deducted at the beginning of each policy month in the first ten policy years and for ten years following a face amount increase.	Unit liquidation from account value

Cost of Insurance	Monthly	Varies as per policy	Unit liquidation from account value

Transfer Charge	Upon transfer (Equitable America does not currently assess this charge, but reserves the right to impose a transfer charge)	$0 to $25	Unit liquidation from account value

Partial Surrender Charge	Upon a partial surrender under the Policy	Varies as per policy	Unit liquidation from account value

Surrender Charge	At time of full policy surrender	Varies as per policy	Unit liquidation from account value

Reinstatement Fee	At the time the Policy is reinstated	Current Charge — $150	Unit liquidation from account value

Loan Interest Rate Spread	Annually on each contract date anniversary after a loan is taken or on loan termination	0% to 1.60% depending on the policy year	Unit liquidation from account value

Illustration Projection Report Charge	At time of transaction	$0 to $25	Charges for this service must be paid using funds outside of policy

Charge for State and Local Tax Expense	At time of transaction	0% to 5%	Deduct from premium

Charge for Federal Tax Expense	At time of transaction	Current Charge — 1.25%	Deduct from premium

Riders	Monthly (while the rider is in effect)	Charge per $1,000 of rider benefit amount or a percentage of all other monthly charges, depending on the rider.	Unit liquidation from account value

The VUL Legacy, VUL Optimizer, Equitable Advantage, VUL Incentive Life Protect and VUL Optimizer, Series 166 policies have an expense reduction in the calculation of the daily unit values of each Variable Investment Option of the Account (the “Investment Expense Reduction”). The Investment Expense Reduction for each Variable Investment Option will be determined based upon the Net Total Annual Portfolio Operating Expenses of each Variable Investment Option’s corresponding Portfolio. The Net Total Annual Portfolio Operating Expense is defined as the total annual portfolio

FSA-111

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2025

7.	Contractowner Charges (Concluded)

operating expense after the application of any contractual expense limitation arrangements that are in place for more than one year. The Investment Expense Reduction for each Variable Investment Option will be initially determined and then annually updated, based upon the Net Total Annual Portfolio Operating Expense of each Variable Investment Option’s corresponding Portfolio either (1) as shown in the annual Portfolio prospectuses dated on or about May 1st of each calendar year, for existing Portfolios which are effective as of that date; or (2) as shown in the initial effective Portfolio prospectuses, for new portfolios that become effective after that date, as applicable. The Investment Expense Reduction will be calculated based upon which of these three ranges that the Net Total Annual Portfolio Operating Expense falls into; (1) less than 0.80%, (2) 0.80% through 1.15%, (3) or greater than 1.15%. The Investment Expense Reduction will be the amount equal to the greater of 0.15% and any excess of the Net Total Annual Portfolio Operating Expense over 0.40%, the amount equal to the greater of 0.15% and any excess of the Net Total Annual Portfolio Operating Expense over 0.80%, or 0.15%, respectively. In no event will the Annual Investment Expense Reduction exceed the Net Total Annual Portfolio Operating Expenses if the Net Total Annual Operating Expenses, before the Investment Expense Reduction, are below 1.15%. These ranges and formula amounts will not change while the policy remains in effect.

For policies with the Market Stabilizer Option, there is an additional charge ranging from 0.40% to 1.40% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The guaranteed maximum charge associated with the Market Stabilizer Option ranges from 1.60% to 2.40%. The current percentage charge for Market Stabilizer Option is lower than the guaranteed charge.

For policies with the Market Stabilizer Option II, there is an additional charge of 0.40% of any policy account value allocated to each segment of the Market Stabilizer Option II on a current basis. The guaranteed maximum charge associated with the Market Stabilizer Option II is 1.65%.

8.	Financial Highlights

Shown below is accumulation unit value information for units outstanding, investment income ratio and total return at the period indicated.

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest		Lowest	Highest
1290 VT Convertible Securities (Class IB)
2025	19	$3,952	$178.54	$242.41	1.56%	15.76%	15.94%
2024	17	$3,210	$153.99	$209.40	1.92%	9.78%	9.95%
2023	16	$2,650	$140.06	$190.74	2.69%	13.68%	13.85%
2022	14	$2,051	$123.02	$167.79	1.32%	(20.92)%	(20.75)%
2021	10	$1,946	$155.23	$212.19	14.09%	1.00%	1.35%

1290 VT DoubleLine Opportunistic Bond (Class IB)
2025	41	$4,625	$109.60	$115.58	4.78%	7.24%	7.41%
2024	36	$3,829	$102.04	$107.78	4.79%	2.84%	2.99%
2023	31	$3,161	$99.08	$104.80	4.84%	6.54%	6.70%
2022	24	$2,274	$92.86	$98.37	3.53%	(13.39)%	(13.26)%
2021	16	$1,796	$107.06	$113.58	2.59%	(0.44)%	(0.29)%

1290 VT Equity Income (Class IB)
2025	19	$6,220	$65.37	$460.94	1.87%	12.94%	13.11%
2024	41	$6,693	$57.88	$408.14	2.07%	9.80%	9.96%
2023	15	$4,727	$147.82	$371.71	2.10%	5.41%	5.57%
2022	14	$4,366	$140.02	$352.63	1.60%	3.07%	3.22%
2021	12	$4,014	$135.65	$342.13	1.54%	26.39%	26.57%

1290 VT GAMCO Mergers & Acquisitions (Class IB)
2025	19	$4,435	$149.01	$282.71	3.01%	15.92%	16.09%
2024	19	$3,865	$128.36	$243.89	1.89%	9.05%	9.22%
2023	18	$3,473	$117.52	$223.64	1.94%	9.52%	9.68%
2022	16	$2,963	$107.15	$204.20	0.33%	(6.02)%	(5.88)%
2021	16	$3,212	$113.84	$217.29	0.70%	11.39%	11.55%

FSA-112

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest		Lowest	Highest

1290 VT GAMCO Small Company Value (Class IB)
2025	186	$93,254	$187.81	$855.75	0.66%	12.82%	13.11%
2024	176	$80,077	$166.46	$758.48	0.62%	11.58%	11.86%
2023	161	$70,077	$149.19	$679.77	0.65%	21.05%	21.05%
2022	153	$57,422	$123.25	$561.57	0.55%	(10.68)%	(10.68)%
2021	133	$61,572	$137.98	$628.70	0.66%	25.14%	25.14%

1290 VT Multi-Alternative Strategies (Class IB)
2025	2	$241	$113.21	$113.21	2.09%	13.54%	13.54%
2024	2	$175	$99.71	$99.71	2.73%	9.32%	9.32%
2023	1	$118	$91.21	$91.21	2.07%	5.21%	5.21%
2022	1	$97	$86.69	$86.69	2.79%	(11.21)%	(11.21)%
2021	—	$37	$97.64	$97.64	17.94%	(2.91)%	(2.91)%

1290 VT Natural Resources (Class IB)
2025	17	$3,143	$183.89	$183.89	2.96%	28.19%	28.19%
2024	17	$2,394	$143.45	$143.45	3.03%	(5.36)%	(5.36)%
2023	15	$2,256	$151.57	$151.57	3.67%	1.23%	1.23%
2022	14	$2,081	$149.73	$149.73	4.38%	32.69%	32.69%
2021	7	$757	$112.84	$112.84	6.96%	30.18%	30.18%

1290 VT Real Estate (Class IB)
2025	19	$1,830	$98.60	$98.60	3.10%	9.82%	9.82%
2024	14	$1,240	$89.78	$89.78	3.73%	0.99%	0.99%
2023	9	$827	$88.90	$88.90	3.73%	9.64%	9.64%
2022	5	$418	$81.08	$81.08	0.29%	(24.93)%	(24.93)%
2021	1	$58	$108.01	$108.01	7.69%	7.81%	7.81%

1290 VT Small Cap Value (Class IB)
2025	32	$7,117	$205.40	$256.24	1.33%	6.09%	6.25%
2024	28	$5,804	$193.32	$241.54	1.57%	20.81%	21.07%
2023	23	$4,163	$159.68	$199.94	1.27%	5.74%	6.11%
2022	19	$3,322	$150.49	$189.09	0.48%	0.09%	0.44%
2021	14	$2,630	$149.83	$188.92	1.24%	38.57%	39.05%

1290 VT SmartBeta Equity ESG (Class IB)
2025	41	$9,514	$200.84	$271.14	0.84%	13.98%	14.31%
2024	34	$7,095	$175.69	$237.89	0.98%	16.37%	16.72%
2023	31	$5,512	$150.52	$204.43	1.49%	16.56%	16.91%
2022	25	$3,868	$128.75	$175.39	1.78%	(14.56)%	(14.31)%
2021	12	$2,114	$150.25	$205.29	1.55%	23.09%	23.48%

1290 VT Socially Responsible (Class IB)
2025	16	$5,038	$53.33	$592.29	0.39%	17.22%	17.39%
2024	15	$4,114	$45.49	$505.30	0.48%	21.66%	21.86%
2023	13	$3,049	$176.41	$415.28	0.83%	27.50%	27.69%
2022	10	$2,029	$138.15	$325.71	0.72%	(22.11)%	(22.00)%
2021	8	$2,091	$177.11	$418.17	0.66%	30.31%	30.51%

AB VPS Discovery Value Portfolio (Class B)
2025	3	$322	$128.07	$128.07	0.63%	2.90%	2.90%
2024	2	$238	$124.46	$124.46	0.59%	10.01%	10.01%
2023	1	$132	$113.14	$113.14	0.82%	17.16%	17.16%
2022	—	$33	$96.57	$96.57	0.03%	(1.24)%	(1.24)%

American Funds Insurance Series® Asset Allocation Fund (Class 4)
2025	50	$6,958	$140.07	$140.07	2.12%	15.94%	15.94%
2024	33	$3,929	$120.81	$120.81	2.34%	16.29%	16.29%
2023	20	$2,075	$103.89	$103.89	2.40%	14.20%	14.20%
2022	11	$973	$90.97	$90.97	2.48%	(13.53)%	(13.53)%
2021	2	$255	$105.21	$105.21	2.80%	4.55%	4.55%

FSA-113

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest		Lowest	Highest

American Funds Insurance Series® Global Small Capitalization Fund (Class 4)
2025	76	$13,598	$149.71	$224.83	0.22%	14.33%	14.65%
2024	64	$10,389	$130.58	$196.65	0.83%	2.12%	2.27%
2023	52	$8,512	$127.68	$192.57	0.03%	15.78%	16.04%
2022	43	$6,157	$110.03	$166.32	0.00%	(29.69)%	(29.49)%
2021	31	$6,631	$156.05	$236.55	0.00%	6.43%	6.58%

American Funds Insurance Series® New World Fund® (Class 4)
2025	85	$16,770	$181.22	$224.26	0.99%	27.92%	28.27%
2024	73	$11,555	$141.28	$175.31	1.23%	6.33%	6.62%
2023	65	$9,686	$132.51	$164.87	1.31%	15.67%	15.98%
2022	57	$7,388	$114.25	$142.53	1.17%	(22.25)%	(22.03)%
2021	44	$7,580	$146.54	$183.33	0.72%	4.63%	4.93%

BlackRock Global Allocation V.I. Fund (Class III)
2025	26	$3,169	$124.13	$124.13	5.26%	19.77%	19.77%
2024	18	$1,889	$103.64	$103.64	1.75%	9.16%	9.16%
2023	13	$1,239	$94.94	$94.94	3.24%	12.73%	12.73%
2022	7	$628	$84.22	$84.22	0.00%	(15.91)%	(15.91)%
2021	2	$205	$100.15	$100.15	0.89%	(0.31)%	(0.31)%

BNY Mellon Stock Index Fund, Inc. (Initial shares)
2025	280	$31,938	$113.95	$113.95	1.05%	17.52%	17.52%
2024	297	$28,783	$96.96	$96.96	1.13%	24.66%	24.66%
2023	379	$29,464	$77.78	$77.78	1.42%	25.94%	25.94%
2022	390	$24,058	$61.76	$61.76	1.34%	(18.32)%	(18.32)%
2021	439	$33,218	$75.61	$75.61	1.13%	28.41%	28.41%

EQ/400 Managed Volatility (Class IB)
2025	5	$1,933	$382.67	$382.67	0.92%	3.31%	3.31%
2024	5	$1,940	$370.41	$370.41	1.10%	12.89%	12.89%
2023	5	$1,619	$328.13	$328.13	1.19%	15.44%	15.44%
2022	5	$1,378	$284.25	$284.25	0.77%	(15.51)%	(15.51)%
2021	5	$1,630	$336.44	$336.44	0.40%	23.67%	23.67%

EQ/500 Managed Volatility (Class IB)
2025	13	$7,430	$584.70	$584.70	0.70%	13.35%	13.35%
2024	16	$8,185	$515.84	$515.84	1.11%	23.91%	23.91%
2023	16	$6,738	$416.30	$416.30	1.14%	25.24%	25.24%
2022	16	$5,481	$332.39	$332.39	0.82%	(19.99)%	(19.99)%
2021	17	$7,161	$415.44	$415.44	0.58%	27.61%	27.61%
EQ/2000 Managed Volatility (Class IB)
2025	7	$2,361	$329.77	$329.77	0.91%	9.31%	9.31%
2024	8	$2,480	$301.69	$301.69	1.41%	10.67%	10.67%
2023	9	$2,340	$272.60	$272.60	1.31%	15.98%	15.98%
2022	9	$2,076	$235.04	$235.04	0.77%	(22.40)%	(22.40)%
2021	8	$2,533	$302.90	$302.90	0.39%	13.93%	13.93%
EQ/AB Small Cap Growth (Class IB)
2025	101	$35,744	$63.54	$859.66	0.16%	9.23%	9.41%
2024	91	$31,559	$58.17	$786.93	0.31%	13.91%	14.08%
2023	78	$25,994	$140.66	$690.82	0.30%	17.73%	17.90%
2022	64	$19,988	$119.30	$586.80	0.20%	(28.46)%	(28.35)%
2021	35	$18,647	$166.51	$820.23	0.00%	12.92%	13.09%
EQ/Aggressive Allocation (Class IB)
2025	211	$66,923	$187.82	$492.31	1.50%	12.94%	13.11%
2024	194	$57,401	$166.05	$435.90	2.26%	13.73%	13.98%
2023	174	$48,805	$145.68	$383.26	1.42%	18.44%	18.84%
2022	157	$40,036	$122.58	$323.60	0.92%	(18.36)%	(18.13)%
2021	136	$46,561	$149.73	$396.36	4.30%	17.18%	17.36%

FSA-114

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest		Lowest	Highest
EQ/All Asset Growth Allocation (Class IB)
2025	115	$27,636	$37.70	$290.34	2.33%	17.20%	17.37%
2024	105	$22,215	$32.16	$247.74	2.42%	11.16%	11.34%
2023	99	$19,143	$28.93	$222.85	2.03%	14.16%	14.17%
2022	85	$15,132	$25.34	$195.21	1.38%	(14.48)%	(14.47)%
2021	75	$16,142	$29.63	$228.24	4.09%	10.89%	10.93%
EQ/American Century Mid Cap Value (Class IB)
2025	120	$36,034	$173.58	$429.48	1.57%	8.73%	8.94%
2024	108	$31,188	$159.33	$394.99	1.93%	8.34%	8.56%
2023	96	$26,918	$146.77	$364.60	1.79%	6.00%	6.21%
2022	84	$23,324	$138.19	$343.97	2.95%	(1.49)%	(1.29)%
2021	76	$22,886	$140.00	$349.17	1.22%	23.00%	23.25%
EQ/Balanced Strategy (Class IB)
2025	188	$47,449	$252.39	$252.39	2.33%	10.07%	10.07%
2024	196	$44,836	$229.29	$229.29	2.67%	9.14%	9.14%
2023	206	$43,365	$210.08	$210.08	1.56%	13.23%	13.23%
2022	210	$39,029	$185.54	$185.54	0.94%	(15.57)%	(15.57)%
2021	215	$47,265	$219.75	$219.75	1.83%	9.49%	9.49%
EQ/Capital Group Research (Class IB)
2025	14	$12,500	$70.68	$1,001.87	0.45%	19.83%	19.84%
2024	15	$10,998	$58.98	$836.08	1.68%	29.85%	29.87%
2023	13	$8,627	$643.79	$643.79	0.35%	22.99%	22.99%
2022	14	$7,114	$523.46	$523.46	0.17%	(18.98)%	(18.98)%
2021	13	$8,547	$646.08	$646.08	0.00%	23.06%	23.06%
EQ/ClearBridge Large Cap Growth ESG (Class IB)
2025	42	$21,148	$244.85	$765.67	0.00%	7.69%	7.90%
2024	40	$19,708	$226.92	$711.01	0.00%	26.76%	27.01%
2023	39	$16,010	$178.66	$560.93	0.00%	45.88%	46.17%
2022	37	$11,306	$122.23	$384.52	0.00%	(32.12)%	(31.98)%
2021	31	$15,508	$179.70	$566.44	0.00%	21.72%	21.98%
EQ/Common Stock Index (Class IA)
2025	13	$ 1,175	$93.07	$93.07	0.66%	16.29%	16.29%
2024	13	$1,050	$80.03	$80.03	0.81%	23.09%	23.09%
2023	24	$1,581	$65.02	$65.02	1.21%	25.13%	25.13%
2022	29	$1,496	$51.96	$51.96	0.85%	(19.49)%	(19.49)%
2021	30	$1,911	$64.54	$64.54	0.77%	24.91%	24.91%
EQ/Common Stock Index (Class IB)
2025	675	$240,195	$247.72	$594.63	0.66%	16.29%	16.61%
2024	606	$192,960	$212.44	$511.34	0.81%	23.07%	23.41%
2023	528	$143,494	$172.14	$415.48	1.21%	25.13%	25.48%
2022	428	$100,380	$137.19	$332.03	0.85%	(19.49)%	(19.26)%
2021	327	$106,836	$169.92	$412.42	0.77%	24.93%	25.28%
EQ/Conservative Allocation (Class IB)
2025	28	$4,642	$122.86	$203.11	3.17%	7.49%	7.72%
2024	26	$4,260	$114.06	$188.95	3.15%	4.63%	4.84%
2023	26	$4,066	$108.79	$180.59	2.39%	7.95%	8.16%
2022	26	$4,055	$100.58	$167.29	1.36%	(12.59)%	(12.42)%
2021	26	$4,753	$114.85	$191.39	1.59%	2.70%	2.93%
EQ/Conservative Growth Strategy (Class IB)
2025	55	$12,102	$219.80	$219.80	2.52%	9.36%	9.36%
2024	58	$11,605	$200.98	$200.98	2.81%	7.63%	7.63%
2023	60	$11,128	$186.73	$186.73	1.63%	11.58%	11.58%
2022	59	$9,835	$167.35	$167.35	0.96%	(14.52)%	(14.52)%
2021	60	$11,753	$195.77	$195.77	1.53%	7.09%	7.09%

FSA-115

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest		Lowest	Highest
EQ/Conservative Strategy (Class IB)
2025	17	$2,767	$165.45	$165.45	2.87%	7.84%	7.84%
2024	18	$2,789	$153.42	$153.42	3.09%	4.80%	4.80%
2023	18	$2,616	$146.40	$146.40	1.67%	8.28%	8.28%
2022	19	$2,561	$135.20	$135.20	1.00%	(12.27)%	(12.27)%
2021	20	$3,062	$154.11	$154.11	1.09%	2.46%	2.46%
EQ/Conservative-Plus Allocation (Class IB)
2025	51	$10,420	$139.34	$261.39	2.60%	9.03%	9.19%
2024	49	$9,577	$127.61	$239.75	2.85%	7.03%	7.24%
2023	47	$8,756	$119.00	$224.01	2.11%	10.93%	11.24%
2022	44	$7,724	$106.98	$201.94	1.32%	(14.55)%	(14.31)%
2021	40	$8,702	$124.85	$236.33	2.26%	6.73%	7.05%
EQ/Core Bond Index (Class IB)
2025	340	$32,585	$18.35	$164.13	3.25%	6.38%	6.64%
2024	307	$26,468	$17.25	$154.26	2.63%	2.42%	2.67%
2023	159	$19,464	$102.37	$150.61	2.35%	4.56%	4.82%
2022	116	$14,113	$97.66	$144.04	1.74%	(8.74)%	(8.52)%
2021	94	$13,106	$106.75	$157.84	1.62%	(2.10)%	(1.84)%
EQ/Core Plus Bond (Class IB)
2025	159	$24,400	$119.65	$171.06	5.35%	8.61%	8.76%
2024	150	$21,681	$110.01	$157.50	5.33%	(0.67)%	(0.52)%
2023	131	$19,557	$110.59	$158.57	2.45%	4.52%	4.69%
2022	121	$17,692	$105.64	$151.71	5.23%	(12.94)%	2.90%
2021	45	$7,925	$174.25	$174.25	1.77%	(1.68)%	(1.68)%
EQ/Emerging Markets Equity PLUS (Class IB)
2025	23	$3,740	$161.78	$161.78	2.45%	33.66%	33.66%
2024	19	$2,354	$121.04	$121.04	2.58%	4.13%	4.13%
2023	14	$1,612	$116.24	$116.24	2.93%	10.53%	10.53%
2022	10	$1,001	$105.17	$105.17	2.55%	(17.46)%	(17.46)%
2021	5	$636	$127.41	$127.41	1.79%	(0.43)%	(0.43)%
EQ/Equity 500 Index (Class IB)
2025	1,311	$472,100	$257.17	$691.27	0.80%	17.23%	17.41%
2024	1,084	$351,006	$219.04	$589.67	0.96%	24.31%	24.50%
2023	849	$238,999	$175.93	$474.34	1.20%	25.57%	25.76%
2022	658	$162,555	$139.89	$377.74	1.16%	(18.54)%	(18.42)%
2021	485	$165,008	$171.47	$463.70	0.94%	27.97%	28.17%

EQ/Fidelity Institutional AM® Large Cap (Class IB)
2025	35	$23,334	$671.42	$671.42	0.36%	18.35%	18.35%
2024	34	$19,342	$567.33	$567.33	0.44%	24.51%	24.51%
2023	35	$15,811	$455.65	$455.65	0.50%	31.38%	31.38%
2022	37	$12,761	$346.81	$346.81	0.53%	(21.06)%	(21.06)%
2021	36	$15,962	$439.35	$439.35	0.43%	25.22%	25.22%

EQ/Fidelity Institutional AM® Large Cap (Class K)
2025	32	$ 3,380	$107.24	$107.24	0.36%	18.64%	18.64%
2024	52	$4,671	$90.39	$90.39	0.44%	24.81%	24.81%
2023	40	$ 2,898	$72.42	$72.42	0.50%	31.72%	31.72%
2022	28	$1,527	$54.98	$54.98	0.53%	(20.87)%	(20.87)%
2021	40	$ 2,802	$69.48	$69.48	0.43%	25.53%	25.53%

EQ/Franklin Rising Dividends (Class IB)
2025	110	$35,703	$203.21	$551.74	0.80%	11.83%	12.00%
2024	95	$29,240	$181.44	$493.37	0.93%	10.79%	10.96%
2023	79	$23,636	$163.52	$445.33	1.16%	12.13%	12.29%
2022	68	$19,459	$145.62	$397.15	0.80%	(10.61)%	(10.48)%
2021	57	$19,704	$162.66	$444.30	0.72%	26.78%	26.97%

FSA-116

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest		Lowest	Highest

EQ/Global Equity Managed Volatility (Class IB)
2025	19	$12,768	$661.06	$661.06	0.83%	19.13%	19.13%
2024	21	$11,603	$554.89	$554.89	1.26%	12.62%	12.62%
2023	22	$10,828	$492.69	$492.69	0.89%	21.33%	21.33%
2022	23	$9,441	$406.07	$406.07	0.35%	(20.94)%	(20.94)%
2021	23	$11,855	$513.65	$513.65	0.91%	15.89%	15.89%

EQ/Goldman Sachs Mid Cap Value (Class IB)
2025	47	$11,926	$195.45	$410.52	1.08%	9.21%	9.52%
2024	44	$10,304	$178.46	$375.91	0.85%	11.91%	12.24%
2023	38	$8,182	$159.00	$335.90	0.83%	11.23%	11.55%
2022	29	$5,945	$142.54	$302.00	0.70%	(10.61)%	(10.35)%
2021	20	$5,176	$159.00	$337.85	0.29%	30.50%	30.89%

EQ/Growth Strategy (Class IB)
2025	283	$94,138	$332.10	$332.10	1.90%	11.46%	11.46%
2024	289	$86,164	$297.95	$297.95	2.43%	12.39%	12.39%
2023	296	$78,527	$265.11	$265.11	1.43%	16.50%	16.50%
2022	295	$67,021	$227.56	$227.56	0.88%	(17.44)%	(17.44)%
2021	288	$79,363	$275.62	$275.62	2.33%	14.33%	14.33%

EQ/Intermediate Corporate Bond (Class IB)
2025	2	$262	$115.77	$115.77	9.92%	9.28%	9.28%
2024	—	$32	$105.94	$105.94	13.09%	4.35%	4.35%

EQ/Intermediate Government Bond (Class IA)
2025	418	$8,480	$20.29	$20.29	3.25%	5.51%	5.51%
2024	402	$7,724	$19.23	$19.23	3.46%	2.40%	2.40%
2023	168	$3,159	$18.78	$18.78	2.76%	3.87%	3.87%
2022	191	$3,448	$18.08	$18.08	0.96%	(7.61)%	(7.61)%
2021	208	$4,070	$19.57	$19.57	0.72%	(2.15)%	(2.15)%

EQ/Intermediate Government Bond (Class IB)
2025	41	$4,999	$103.95	$188.27	3.25%	5.59%	5.83%
2024	30	$3,530	$98.22	$178.30	3.46%	2.39%	2.65%
2023	18	$2,241	$95.68	$174.12	2.76%	3.87%	4.12%
2022	14	$1,736	$91.89	$167.63	0.96%	(7.64)%	(7.41)%
2021	11	$1,593	$99.24	$181.50	0.72%	(2.13)%	(0.93)%
EQ/International Core Managed Volatility (Class IB)
2025	32	$8,375	$174.25	$292.93	1.42%	26.06%	26.39%
2024	31	$6,527	$137.87	$232.37	2.22%	3.28%	3.56%
2023	29	$6,196	$133.13	$224.98	1.76%	16.78%	17.11%
2022	31	$5,630	$113.68	$192.66	1.31%	(14.12)%	(13.88)%
2021	29	$6,206	$132.00	$224.33	2.43%	10.03%	10.31%
EQ/International Equity Index (Class IA)
2025	247	$6,767	$27.39	$27.39	3.90%	31.49%	31.49%
2024	284	$5,918	$20.83	$20.83	3.15%	4.88%	4.88%
2023	345	$6,845	$19.86	$19.86	3.17%	19.06%	19.06%
2022	332	$5,545	$16.68	$16.68	2.71%	(11.93)%	(11.93)%
2021	332	$6,279	$18.94	$18.94	3.48%	10.95%	10.95%
EQ/International Equity Index (Class IB)
2025	244	$52,850	$187.09	$277.12	3.90%	31.50%	31.92%
2024	214	$35,839	$141.82	$210.74	3.15%	4.87%	5.22%
2023	172	$28,516	$134.79	$200.96	3.17%	19.06%	19.49%
2022	135	$19,486	$112.80	$168.79	2.71%	(11.91)%	(11.56)%
2021	106	$18,215	$127.55	$191.60	3.48%	10.95%	11.38%
EQ/International Managed Volatility (Class IB)
2025	10	$2,145	$222.13	$222.13	2.04%	25.89%	25.89%
2024	11	$2,025	$176.45	$176.45	2.65%	2.67%	2.67%
2023	11	$1,965	$171.86	$171.86	2.30%	16.90%	16.90%
2022	12	$1,710	$147.02	$147.02	1.15%	(14.99)%	(14.99)%
2021	11	$1,928	$172.95	$172.95	3.24%	10.65%	10.65%

FSA-117

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest		Lowest	Highest
EQ/International Value Managed Volatility (Class IB)
2025	32	$7,692	$31.99	$302.67	2.24%	26.69%	27.00%
2024	33	$6,453	$25.25	$238.88	2.43%	1.43%	1.68%
2023	30	$6,307	$132.30	$235.51	2.18%	18.59%	18.92%
2022	29	$5,232	$111.25	$198.59	1.59%	(13.66)%	(13.42)%
2021	27	$5,746	$128.50	$230.00	2.28%	10.32%	10.59%
EQ/Invesco Comstock (Class IB)
2025	33	$12,149	$226.92	$537.35	1.42%	16.92%	17.16%
2024	26	$8,892	$193.68	$459.57	1.54%	14.85%	15.08%
2023	23	$7,380	$168.30	$400.14	1.63%	12.00%	12.22%
2022	22	$6,754	$149.97	$357.27	1.64%	0.50%	0.71%
2021	19	$6,390	$148.92	$355.48	1.17%	33.00%	33.27%
EQ/Invesco Global (Class IB)
2025	21	$4,328	$205.08	$205.08	0.00%	15.77%	15.77%
2024	19	$3,333	$177.15	$177.15	0.00%	16.17%	16.17%
2023	15	$2,223	$152.49	$152.49	0.00%	34.31%	34.31%
2022	11	$1,276	$113.54	$113.54	0.00%	(31.79)%	(31.79)%
2021	5	$845	$166.45	$166.45	0.00%	15.48%	15.48%
EQ/Invesco Global Real Assets (Class IB)
2025	68	$14,357	$133.17	$249.68	2.63%	15.96%	16.14%
2024	64	$11,909	$114.66	$215.31	2.39%	0.24%	0.46%
2023	59	$11,172	$114.14	$214.79	2.32%	10.13%	10.44%
2022	53	$9,455	$103.35	$195.03	1.68%	(9.00)%	(8.86)%
2021	49	$9,888	$113.40	$214.31	3.21%	21.00%	21.18%
EQ/Janus Enterprise (Class IB)
2025	58	$24,592	$80.17	$653.75	0.00%	8.06%	8.32%
2024	52	$21,876	$74.19	$605.01	0.01%	14.14%	14.43%
2023	49	$19,179	$151.07	$530.05	0.03%	17.02%	17.31%
2022	45	$15,872	$128.78	$452.97	0.00%	(16.58)%	(16.38)%
2021	39	$18,213	$154.01	$543.01	0.10%	16.84%	17.14%
EQ/JPMorgan Growth Stock (Class IB)
2025	212	$88,947	$95.90	$824.08	0.00%	14.75%	14.94%
2024	198	$76,003	$83.57	$718.15	0.00%	33.78%	34.01%
2023	180	$54,047	$62.47	$536.81	0.00%	46.32%	46.33%
2022	153	$33,946	$42.69	$366.87	0.00%	(38.65)%	(38.64)%
2021	107	$44,306	$69.58	$597.87	0.00%	13.83%	13.84%
EQ/JPMorgan Value Opportunities (Class IB)
2025	160	$59,945	$43.05	$845.82	1.16%	15.41%	15.59%
2024	126	$44,775	$37.30	$732.90	1.26%	15.43%	15.61%
2023	101	$34,004	$174.13	$634.95	1.55%	10.92%	11.09%
2022	74	$25,697	$156.74	$572.46	1.24%	0.23%	0.39%
2021	48	$19,172	$156.13	$571.15	0.77%	23.20%	23.42%
EQ/Large Cap Core Managed Volatility (Class IB)
2025	21	$8,482	$233.82	$572.28	0.82%	10.87%	11.04%
2024	21	$7,450	$210.57	$516.15	1.04%	23.63%	23.82%
2023	19	$5,808	$170.06	$417.48	1.77%	23.94%	24.12%
2022	19	$4,738	$137.01	$336.84	0.01%	(18.40)%	(18.27)%
2021	15	$5,188	$167.64	$412.78	0.41%	27.32%	27.51%
EQ/Large Cap Growth Index (Class IB)
2025	162	$69,691	$22.57	$804.95	0.00%	17.73%	18.11%
2024	140	$53,573	$19.17	$683.70	0.04%	32.33%	32.76%
2023	118	$35,950	$14.48	$516.68	0.26%	41.54%	41.58%
2022	93	$21,567	$10.23	$364.94	0.26%	(29.55)%	(5.97)%
2021	65	$26,122	$200.83	$518.00	0.05%	26.73%	27.15%

FSA-118

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest		Lowest	Highest
EQ/Large Cap Growth Managed Volatility (Class IB)
2025	32	$24,349	$83.62	$1,316.64	0.10%	11.06%	11.24%
2024	31	$22,154	$75.29	$1,185.45	0.35%	30.10%	30.31%
2023	30	$17,658	$181.19	$911.10	0.43%	38.98%	39.18%
2022	26	$12,552	$130.18	$655.55	0.07%	(30.59)%	(30.49)%
2021	22	$17,887	$187.27	$944.45	0.00%	24.38%	24.56%
EQ/Large Cap Value Index (Class IB)
2025	143	$31,207	$191.68	$265.12	1.34%	15.00%	15.39%
2024	125	$24,148	$166.11	$230.54	1.59%	13.54%	13.93%
2023	110	$19,012	$145.80	$203.04	1.79%	10.73%	11.10%
2022	90	$14,476	$131.23	$183.36	1.64%	(8.23)%	(7.92)%
2021	67	$12,566	$142.51	$199.80	1.37%	24.28%	24.71%
EQ/Large Cap Value Managed Volatility (Class IB)
2025	28	$12,269	$55.85	$451.26	1.37%	10.62%	10.64%
2024	29	$11,594	$50.49	$407.88	1.58%	14.13%	14.15%
2023	29	$10,266	$357.37	$357.37	1.64%	13.97%	13.97%
2022	30	$9,345	$313.57	$313.57	1.29%	(11.60)%	(11.60)%
2021	31	$10,925	$354.70	$354.70	0.97%	24.82%	24.82%
EQ/Lazard Emerging Markets Equity (Class IB)
2025	104	$22,121	$211.84	$211.84	4.08%	42.03%	42.03%
2024	109	$16,195	$149.15	$149.15	4.05%	7.34%	7.34%
2023	110	$15,233	$138.95	$138.95	3.99%	21.72%	21.72%
2022	112	$12,831	$114.16	$114.16	4.24%	(14.89)%	(14.89)%
2021	109	$14,653	$134.14	$134.14	2.79%	5.86%	5.86%

EQ/Long-Term Bond (Class IB)
2025	4	$487	$110.16	$110.16	5.36%	6.08%	6.08%
2024	2	$165	$103.85	$103.85	21.01%	1.24%	1.24%

EQ/Loomis Sayles Growth (Class IB)
2025	62	$34,097	$77.76	$1,051.40	0.00%	13.09%	13.38%
2024	55	$29,341	$68.76	$929.66	0.00%	33.77%	34.10%
2023	51	$21,887	$51.40	$694.98	0.00%	43.74%	43.74%
2022	46	$14,640	$35.76	$483.50	0.00%	(27.99)%	(27.99)%
2021	39	$18,531	$49.66	$671.39	0.00%	16.18%	16.19%

EQ/MFS International Growth (Class IB)
2025	315	$54,707	$44.23	$461.56	1.01%	20.95%	21.31%
2024	286	$42,234	$36.57	$381.62	0.78%	8.77%	9.10%
2023	310	$37,729	$33.62	$350.83	1.33%	14.38%	14.39%
2022	275	$29,744	$29.39	$306.72	1.10%	(15.19)%	(15.18)%
2021	223	$23,472	$34.65	$361.65	0.25%	9.41%	9.43%

EQ/MFS International Intrinsic Value (Class IB)
2025	201	$61,980	$188.18	$420.22	1.36%	32.94%	33.40%
2024	191	$45,883	$141.06	$316.10	1.51%	7.00%	7.38%
2023	173	$40,251	$131.37	$295.43	1.34%	17.35%	17.76%
2022	156	$32,360	$111.56	$251.75	0.45%	(23.80)%	(23.54)%
2021	126	$36,789	$145.90	$330.40	0.39%	10.24%	10.62%

EQ/MFS Mid Cap Focused Growth (Class IB)
2025	99	$31,651	$188.68	$526.49	0.00%	5.60%	5.91%
2024	87	$27,887	$178.15	$498.59	0.00%	14.49%	14.84%
2023	77	$22,811	$155.13	$435.49	0.00%	22.32%	22.68%
2022	67	$17,114	$126.45	$356.03	0.00%	(27.06)%	(26.84)%
2021	54	$20,594	$172.83	$488.09	0.00%	18.87%	19.23%

EQ/MFS Technology (Class IB)
2025	228	$47,471	$174.05	$236.03	0.00%	16.25%	16.62%
2024	194	$35,803	$149.25	$203.04	0.00%	36.06%	36.53%
2023	162	$22,789	$109.32	$149.23	0.00%	54.12%	54.63%
2022	141	$13,163	$70.70	$96.83	0.00%	(36.29)%	(36.09)%
2021	125	$18,808	$110.63	$151.99	0.00%	8.96%	13.78%

FSA-119

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest		Lowest	Highest

EQ/MFS Utilities Series (Class IB)
2025	11	$1,559	$138.37	$138.37	2.99%	14.93%	14.93%
2024	7	$897	$120.39	$120.39	1.76%	11.51%	11.51%
2023	6	$603	$107.96	$107.96	2.66%	(2.12)%	(2.12)%
2022	3	$336	$110.30	$110.30	7.39%	0.69%	0.69%
2021	1	$74	$109.54	$109.54	1.95%	9.35%	9.35%

EQ/MFS Utilities Series (Class K)
2025	1	$67	$103.91	$103.91	2.99%	14.96%	14.96%
2024	1	$58	$90.39	$90.39	1.76%	11.51%	11.51%
2023	1	$52	$81.06	$81.06	2.66%	(2.13)%	(2.13)%
2022	1	$64	$82.82	$82.82	7.39%	0.69%	0.69%
2021	1	$64	$82.25	$82.25	1.95%	14.19%	14.19%

EQ/Mid Cap Index (Class IB)
2025	173	$49,525	$189.05	$546.97	0.95%	6.83%	7.09%
2024	139	$39,146	$176.53	$511.98	0.95%	13.19%	13.48%
2023	116	$31,058	$155.56	$452.31	1.12%	15.75%	16.05%
2022	91	$23,167	$134.04	$390.76	1.06%	(13.61)%	(13.37)%
2021	67	$22,831	$154.72	$452.31	0.69%	23.88%	24.27%

EQ/Mid Cap Value Managed Volatility (Class IB)
2025	35	$10,241	$46.66	$665.79	1.22%	4.95%	5.13%
2024	34	$9,585	$44.46	$634.35	1.43%	11.67%	11.86%
2023	22	$8,054	$144.41	$568.08	1.52%	13.19%	13.36%
2022	19	$6,953	$127.39	$501.87	0.96%	(14.57)%	(14.43)%
2021	16	$7,771	$148.88	$587.46	0.59%	27.40%	27.61%

EQ/Moderate Allocation (Class IB)
2025	368	$78,566	$147.79	$305.06	2.44%	10.21%	10.54%
2024	361	$72,033	$133.70	$276.79	2.83%	7.91%	8.24%
2023	319	$62,538	$123.52	$256.49	2.05%	12.35%	12.66%
2022	283	$52,245	$109.64	$228.29	1.35%	(15.47)%	(15.24)%
2021	235	$55,983	$129.35	$270.06	2.77%	8.42%	8.72%

EQ/Moderate Growth Strategy (Class IB)
2025	552	$159,980	$290.04	$290.04	2.11%	10.82%	10.82%
2024	578	$151,283	$261.73	$261.73	2.57%	10.75%	10.75%
2023	593	$140,212	$236.32	$236.32	1.50%	14.86%	14.86%
2022	584	$120,129	$205.74	$205.74	0.92%	(16.48)%	(16.48)%
2021	580	$142,848	$246.34	$246.34	2.06%	11.88%	11.88%

EQ/Moderate-Plus Allocation (Class IB)
2025	666	$181,195	$26.08	$397.15	2.02%	11.50%	11.86%
2024	621	$158,473	$23.39	$356.18	2.51%	10.75%	11.13%
2023	576	$139,912	$135.16	$321.54	1.70%	15.33%	15.69%
2022	532	$118,496	$116.83	$278.81	1.13%	(17.06)%	(16.79)%
2021	450	$132,628	$140.41	$336.15	3.63%	12.68%	13.03%

EQ/Money Market (Class IA)
2025	2	$25	$13.56	$13.56	3.57%	3.59%	3.59%
2024	5	$63	$13.09	$13.09	4.51%	4.72%	4.72%
2023	20	$249	$12.50	$12.50	4.38%	4.43%	4.43%
2022	155	$1,860	$11.97	$11.97	1.12%	1.10%	1.10%
2021	88	$1,042	$11.84	$11.84	0.00%	0.17%	0.17%

EQ/Money Market (Class IB)
2025	205	$27,109	$118.19	$156.11	3.57%	3.65%	3.95%
2024	210	$26,795	$113.70	$150.61	4.51%	4.68%	4.98%
2023	239	$28,686	$108.31	$143.88	4.38%	4.45%	4.76%
2022	165	$19,457	$103.39	$137.75	1.12%	1.09%	1.40%
2021	163	$19,403	$101.96	$136.26	0.00%	0.18%	0.49%

FSA-120

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest		Lowest	Highest

EQ/Morgan Stanley Small Cap Growth (Class IB)
2025	100	$18,769	$16.85	$210.07	0.30%	7.39%	7.77%
2024	90	$15,721	$15.69	$194.93	0.01%	20.69%	21.16%
2023	84	$11,925	$13.00	$160.89	0.00%	34.44%	34.78%
2022	74	$7,233	$9.67	$119.37	0.01%	(44.17)%	(44.04)%
2021	53	$9,034	$17.32	$213.33	0.00%	2.73%	3.12%

EQ/PIMCO Global Real Return (Class IB)
2025	13	$1,415	$107.49	$107.49	1.47%	5.68%	5.68%
2024	11	$1,117	$101.71	$101.71	0.56%	(0.15)%	(0.15)%
2023	9	$963	$101.86	$101.86	1.63%	4.29%	4.29%
2022	7	$681	$97.67	$97.67	12.24%	(16.03)%	(16.03)%
2021	4	$470	$116.31	$116.31	19.90%	4.19%	4.19%

EQ/PIMCO Real Return (Class IB)
2025	114	$16,336	$122.75	$158.12	3.36%	7.93%	8.09%
2024	99	$13,249	$113.56	$146.50	4.02%	1.93%	2.08%
2023	85	$11,253	$111.25	$143.73	1.28%	3.59%	3.83%
2022	73	$9,549	$107.15	$138.75	6.37%	(11.40)%	(11.14)%
2021	63	$9,536	$120.58	$156.60	4.13%	5.32%	5.48%

EQ/PIMCO Total Return ESG (Class IB)
2025	204	$28,047	$113.09	$152.18	4.41%	8.67%	9.00%
2024	199	$25,267	$103.75	$140.04	4.54%	2.00%	2.23%
2023	180	$22,794	$101.49	$137.29	2.80%	5.64%	6.03%
2022	167	$20,278	$95.72	$129.96	3.31%	(14.00)%	(13.70)%
2021	149	$21,433	$110.92	$151.12	1.85%	(1.42)%	(1.14)%

EQ/PIMCO Ultra Short Bond (Class IB)
2025	111	$11,634	$17.52	$148.90	2.94%	4.47%	4.64%
2024	239	$12,488	$16.77	$142.51	3.94%	5.80%	6.00%
2023	59	$7,512	$107.99	$134.65	3.80%	5.63%	5.79%
2022	51	$6,278	$102.08	$127.47	1.26%	(0.61)%	(0.46)%
2021	47	$5,962	$102.55	$128.25	0.42%	(0.45)%	(0.27)%

EQ/Quality Bond PLUS (Class IA)
2025	1	$11	$12.89	$12.89	3.55%	6.35%	6.35%
2024	1	$11	$12.12	$12.12	3.18%	1.76%	1.76%
2023	1	$11	$11.91	$11.91	2.15%	4.20%	4.20%
2022	1	$12	$11.43	$11.43	0.69%	(10.21)%	(10.21)%
2021	1	$16	$12.73	$12.73	0.82%	(2.15)%	(2.15)%

EQ/Quality Bond PLUS (Class IB)
2025	20	$3,892	$192.57	$192.57	3.55%	6.27%	6.27%
2024	20	$3,681	$181.20	$181.20	3.18%	1.77%	1.77%
2023	19	$3,349	$178.04	$178.04	2.15%	4.23%	4.23%
2022	19	$3,274	$170.82	$170.82	0.69%	(10.21)%	(10.21)%
2021	19	$3,583	$190.25	$190.25	0.82%	(2.11)%	(2.11)%

EQ/Small Company Index (Class IB)
2025	187	$43,092	$37.22	$671.95	0.92%	12.58%	12.85%
2024	170	$34,646	$33.06	$596.81	1.37%	11.12%	11.38%
2023	95	$25,616	$144.80	$537.10	1.28%	16.80%	17.07%
2022	68	$18,389	$123.69	$459.83	0.98%	(19.81)%	(19.63)%
2021	48	$19,277	$153.91	$573.46	0.71%	15.06%	15.33%

EQ/T. Rowe Price Health Sciences (Class IB)
2025	57	$9,992	$176.24	$176.24	0.00%	19.40%	19.40%
2024	47	$6,963	$147.61	$147.61	0.00%	1.73%	1.73%
2023	36	$5,180	$145.10	$145.10	0.00%	4.13%	4.13%
2022	26	$3,688	$139.34	$139.34	0.00%	(13.25)%	(13.25)%
2021	16	$2,542	$160.63	$160.63	0.00%	9.67%	9.67%

FSA-121

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest		Lowest	Highest

EQ/Value Equity (Class IB)
2025	57	$30,741	$172.96	$911.47	1.49%	11.01%	11.18%
2024	56	$27,922	$155.57	$821.06	0.98%	7.23%	7.40%
2023	54	$26,282	$144.85	$765.67	1.21%	19.52%	19.70%
2022	47	$21,264	$121.01	$640.62	1.09%	(15.11)%	(14.99)%
2021	41	$24,192	$142.34	$754.65	0.71%	25.37%	25.55%

EQ/Wellington Energy (Class IB)
2025	51	$5,371	$104.72	$104.72	2.60%	12.29%	12.29%
2024	52	$4,868	$93.26	$93.26	2.85%	6.56%	6.56%
2023	52	$4,575	$87.52	$87.52	3.12%	6.03%	6.03%
2022	60	$4,918	$82.54	$82.54	4.23%	32.40%	32.40%
2021	56	$3,508	$62.34	$62.34	3.44%	35.58%	35.58%

Equitable Conservative Growth MF/ETF (Class IB)
2025	60	$11,586	$156.30	$200.86	3.62%	12.03%	12.37%
2024	64	$10,999	$139.09	$179.29	3.19%	7.23%	7.55%
2023	62	$10,202	$129.33	$167.20	2.70%	9.91%	10.19%
2022	62	$9,245	$117.37	$152.12	1.78%	(12.45)%	(12.32)%

Equitable Growth MF/ETF (Class IB)
2025	5	$664	$128.56	$128.56	2.17%	14.77%	14.77%
2024	1	$139	$112.02	$112.02	3.42%	8.06%	8.06%

Equitable Moderate Growth MF/ETF (Class IB)
2025	7	$927	$125.35	$125.35	4.17%	13.72%	13.72%
2024	2	$189	$110.23	$110.23	8.23%	6.57%	6.57%

Fidelity® VIP Asset Manager 50% (Initial Class)
2025	—	$5	$38.68	$38.68	2.62%	14.98%	14.98%
2024	—	$5	$33.64	$33.64	2.51%	8.48%	8.48%
2023	—	$4	$31.01	$31.01	2.40%	12.97%	12.97%
2022	—	$4	$27.45	$27.45	1.18%	(14.94)%	(14.94)%
2021	—	$14	$32.27	$32.27	1.48%	9.91%	9.91%

Fidelity® VIP Asset Manager 70% (Service Class 2)
2025	16	$2,130	$133.43	$133.43	2.23%	18.13%	18.13%
2024	11	$1,250	$112.95	$112.95	2.20%	10.72%	10.72%
2023	7	$729	$102.01	$102.01	2.23%	16.22%	16.22%
2022	4	$391	$87.77	$87.77	2.37%	(16.92)%	(16.92)%
2021	2	$244	$105.65	$105.65	4.72%	4.83%	4.83%
Fidelity® VIP Growth & Income Portfolio (Initial Class)
2025	4	$268	$71.13	$71.13	0.04%	21.49%	21.49%
2024	4	$223	$58.55	$58.55	1.35%	22.23%	22.23%
2023	4	$182	$47.90	$47.90	1.64%	18.71%	18.71%
2022	7	$297	$40.35	$40.35	1.55%	(4.95)%	(4.95)%
2021	16	$689	$42.45	$42.45	2.44%	25.93%	25.93%

Fidelity® VIP Mid Cap Portfolio (Service Class 2)
2025	68	$20,869	$205.98	$437.58	0.27%	11.49%	11.65%
2024	60	$17,125	$184.48	$392.49	0.37%	17.18%	17.35%
2023	52	$13,414	$157.20	$334.96	0.41%	14.80%	14.97%
2022	46	$10,896	$136.73	$291.77	0.29%	(14.97)%	(14.84)%
2021	38	$11,492	$160.55	$343.13	0.39%	25.31%	25.49%
Fidelity® VIP Value Portfolio (Service Class 2)
2025	21	$3,033	$146.91	$146.91	1.57%	11.12%	11.12%
2024	12	$1,550	$132.21	$132.21	1.39%	11.25%	11.25%
2023	8	$895	$118.84	$118.84	1.40%	19.65%	19.65%
2022	4	$412	$99.32	$99.32	2.20%	(4.15)%	(4.15)%
2021	1	$68	$103.62	$103.62	4.04%	3.35%	3.35%

FSA-122

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest		Lowest	Highest
Franklin Income VIP Fund (Class 2)
2025	12	$321	$27.77	$27.77	4.70%	12.57%	12.57%
2024	14	$340	$24.67	$24.67	5.19%	7.21%	7.21%
2023	14	$316	$23.01	$23.01	5.12%	8.64%	8.64%
2022	15	$318	$21.18	$21.18	4.66%	(5.49)%	(5.49)%
2021	17	$387	$22.41	$22.41	4.65%	16.78%	16.78%
Franklin Small Cap Value VIP Fund (Class 2)
2025	44	$11,083	$188.16	$393.76	1.07%	7.66%	7.82%
2024	38	$8,889	$174.52	$365.76	0.91%	11.70%	11.87%
2023	31	$6,891	$156.00	$327.44	0.52%	12.75%	12.91%
2022	22	$4,786	$138.16	$290.42	0.93%	(10.06)%	(9.93)%
2021	14	$3,683	$153.39	$322.92	1.02%	25.37%	25.55%
Invesco V.I. Diversified Dividend Fund (Series I)
2025	—	$7	$28.10	$28.10	1.69%	15.73%	15.73%
2024	—	$6	$24.28	$24.28	1.90%	13.25%	13.25%
2023	—	$5	$21.44	$21.44	2.07%	9.00%	9.00%
2022	1	$16	$19.67	$19.67	2.94%	(1.65)%	(1.65)%
2021	1	$17	$20.00	$20.00	2.32%	18.91%	18.91%
Invesco V.I. Diversified Dividend Fund (Series II)
2025	8	$1,122	$143.61	$143.61	1.69%	15.61%	15.61%
2024	4	$535	$124.22	$124.22	1.90%	13.13%	13.13%
2023	4	$445	$109.80	$109.80	2.07%	8.93%	8.93%
2022	3	$288	$100.80	$100.80	2.94%	(1.77)%	(1.77)%
2021	—	$28	$102.62	$102.62	2.32%	2.30%	2.30%
Invesco V.I. Global Core Equity Fund (Series I)
2025	—	$1	$35.30	$35.30	1.43%	15.55%	15.55%
2024	—	$—	$30.55	$30.55	0.83%	16.87%	16.87%
2023	—	$1	$26.14	$26.14	0.57%	21.69%	21.69%
2022	—	$1	$21.48	$21.48	0.28%	(21.86)%	(21.86)%
2021	—	$1	$27.49	$27.49	0.93%	15.99%	15.99%
Invesco V.I. Health Care Fund (Series I)
2025	1	$62	$58.94	$58.94	0.00%	15.32%	15.32%
2024	1	$54	$51.11	$51.11	0.00%	4.18%	4.18%
2023	1	$51	$49.06	$49.06	0.00%	3.02%	3.02%
2022	1	$62	$47.62	$47.62	0.00%	(13.32)%	(13.32)%
2021	1	$72	$54.94	$54.94	0.21%	12.31%	12.31%
Invesco V.I. Technology Fund (Series I)
2025	1	$101	$100.15	$100.15	0.00%	20.47%	20.47%
2024	1	$84	$83.13	$83.13	0.00%	34.28%	34.28%
2023	1	$62	$61.91	$61.91	0.00%	46.92%	46.92%
2022	1	$43	$42.14	$42.14	0.00%	(39.95)%	(39.95)%
2021	1	$72	$70.17	$70.17	0.00%	14.41%	14.41%
Janus Henderson Balanced Portfolio (Service Shares)
2025	60	$8,537	$141.64	$141.64	1.82%	15.00%	15.00%
2024	43	$5,309	$123.17	$123.17	1.92%	15.32%	15.32%
2023	31	$3,350	$106.81	$106.81	2.21%	15.31%	15.31%
2022	13	$1,214	$92.63	$92.63	1.35%	(16.49)%	(16.49)%
2021	3	$323	$110.92	$110.92	0.54%	10.11%	10.11%
Janus Henderson Enterprise Portfolio (Institutional Shares)
2025	73	$3,810	$52.16	$52.16	0.20%	7.66%	7.66%
2024	79	$3,846	$48.45	$48.45	0.89%	15.60%	15.60%
2023	91	$3,802	$41.91	$41.91	0.15%	18.09%	18.09%
2022	95	$3,385	$35.49	$35.49	0.20%	(15.94)%	(15.94)%
2021	91	$3,852	$42.22	$42.22	0.36%	16.82%	16.82%

FSA-123

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest		Lowest	Highest
Janus Henderson Global Research Portfolio (Institutional Shares)
2025	—	$16	$41.60	$41.60	0.58%	20.90%	20.90%
2024	—	$14	$34.41	$34.41	0.76%	23.60%	23.60%
2023	—	$11	$27.84	$27.84	0.94%	26.78%	26.78%
2022	—	$9	$21.96	$21.96	0.99%	(19.41)%	(19.41)%
2021	1	$17	$27.25	$27.25	0.52%	18.07%	18.07%
Janus Henderson Mid Cap Value Portfolio (Service Shares)
2025	55	$3,074	$55.98	$55.98	0.67%	6.28%	6.28%
2024	58	$3,030	$52.67	$52.67	0.84%	12.81%	12.81%
2023	72	$3,355	$46.69	$46.69	0.98%	11.11%	11.11%
2022	71	$2,983	$42.02	$42.02	1.13%	(5.78)%	(5.78)%
2021	79	$3,508	$44.60	$44.60	0.43%	19.44%	19.44%
Janus Henderson Overseas Portfolio (Institutional Shares)
2025	4	$185	$43.31	$43.31	1.46%	28.90%	28.90%
2024	4	$151	$33.60	$33.60	1.72%	5.83%	5.83%
2023	4	$121	$31.75	$31.75	1.23%	10.86%	10.86%
2022	10	$278	$28.64	$28.64	1.83%	(8.59)%	(8.59)%
2021	9	$277	$31.33	$31.33	1.18%	13.56%	13.56%
Lord Abbett Series Fund — Bond Debenture Portfolio (VC Shares)
2025	60	$7,448	$125.12	$125.12	6.54%	8.52%	8.52%
2024	52	$6,005	$115.30	$115.30	6.96%	6.88%	6.88%
2023	27	$2,956	$107.88	$107.88	6.74%	6.72%	6.72%
2022	16	$1,644	$101.09	$101.09	5.75%	(12.67)%	(12.67)%
2021	9	$996	$115.76	$115.76	5.03%	3.43%	3.43%
MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)
2025	7	$4,597	$660.31	$660.31	0.02%	9.61%	9.61%
2024	7	$4,487	$602.44	$602.44	0.13%	15.98%	15.98%
2023	8	$4,234	$519.43	$519.43	0.05%	23.70%	23.70%
2022	7	$2,983	$419.90	$419.90	0.00%	(19.45)%	(19.45)%
2021	8	$4,211	$521.27	$521.27	0.03%	25.66%	25.66%
Morgan Stanley Variable Insurance Fund Inc. Emerging Markets Debt Portfolio (Class I)
2025	2	$93	$42.64	$42.64	14.47%	15.31%	15.31%
2024	2	$80	$36.98	$36.98	10.31%	11.25%	11.25%
2023	2	$71	$33.24	$33.24	8.45%	11.84%	11.84%
2022	3	$75	$29.72	$29.72	6.93%	(18.75)%	(18.75)%
2021	3	$118	$36.58	$36.58	5.13%	(2.01)%	(2.01)%
Multimanager Aggressive Equity (Class IB)
2025	46	$20,640	$272.53	$632.59	0.25%	16.30%	16.55%
2024	46	$17,876	$233.84	$543.91	0.44%	30.85%	31.11%
2023	41	$13,256	$178.35	$415.66	0.41%	38.30%	38.55%
2022	38	$9,079	$128.73	$300.56	0.00%	(32.17)%	(32.06)%
2021	31	$11,809	$189.48	$443.08	0.00%	20.50%	20.72%
Multimanager Core Bond (Class IB)
2025	746	$17,836	$16.39	$207.02	3.53%	7.09%	7.12%
2024	674	$15,564	$15.30	$193.31	3.54%	1.97%	2.00%
2023	28	$5,315	$189.57	$189.57	2.93%	5.09%	5.09%
2022	29	$5,162	$180.39	$180.39	2.33%	(12.73)%	(12.73)%
2021	29	$5,910	$206.71	$206.71	1.45%	(1.43)%	(1.43)%

FSA-124

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest		Lowest	Highest
Multimanager Technology (Class IB)
2025	121	$76,458	$312.45	$2,235.00	0.00%	25.89%	26.08%
2024	114	$59,914	$247.82	$1,775.35	0.00%	26.09%	26.28%
2023	98	$45,219	$196.25	$1,408.01	0.00%	49.54%	49.77%
2022	76	$26,961	$131.03	$941.54	0.00%	(37.30)%	(37.20)%
2021	48	$35,076	$208.66	$1,501.58	0.00%	20.82%	21.00%
Nomura VIP High Income Series (Service Class)
2025	194	$29,741	$132.66	$169.43	6.41%	7.17%	7.34%
2024	180	$25,966	$123.59	$158.10	6.25%	6.19%	6.37%
2023	150	$20,634	$116.19	$148.88	6.20%	11.75%	11.91%
2022	128	$15,988	$103.82	$133.22	6.41%	(10.97)%	(10.82)%
2021	111	$15,934	$116.42	$149.63	5.69%	6.06%	6.23%
PIMCO CommodityRealReturn® Strategy Portfolio (Advisor Class)
2025	52	$6,829	$115.83	$179.07	2.73%	18.65%	18.84%
2024	51	$5,613	$97.62	$150.68	2.10%	3.97%	4.12%
2023	47	$4,881	$93.89	$144.72	15.89%	(7.93)%	(7.77)%
2022	50	$5,547	$101.98	$156.91	20.09%	8.66%	8.88%
2021	40	$3,888	$93.85	$144.11	4.20%	33.10%	33.31%
T. Rowe Price Blue Chip Growth Portfolio (Class II)
2025	17	$4,234	$247.12	$247.12	0.00%	18.67%	18.67%
2024	13	$2,614	$208.25	$208.25	0.00%	35.44%	35.44%
2023	6	$933	$153.76	$153.76	0.00%	49.25%	49.25%
2022	—	$13	$103.02	$103.02	0.00%	(4.60)%	(4.60)%
T. Rowe Price Equity Income Portfolio (Class II)
2025	29	$7,888	$191.48	$405.19	1.46%	14.07%	14.28%
2024	25	$6,464	$167.55	$355.20	1.62%	11.38%	11.60%
2023	25	$5,944	$150.14	$318.91	1.91%	9.31%	9.52%
2022	23	$5,155	$137.09	$291.74	1.65%	(3.59)%	(3.40)%
2021	22	$5,608	$141.92	$302.59	1.41%	25.21%	25.45%
T. Rowe Price Mid-Cap Growth Portfolio (Class II)
2025	6	$795	$143.18	$143.18	0.00%	3.59%	3.59%
2024	4	$537	$138.22	$138.22	0.00%	9.35%	9.35%
2023	1	$151	$126.40	$126.40	0.00%	19.98%	19.98%
Target 2025 Allocation (Class IB)
2025	5	$903	$192.52	$192.52	2.82%	13.08%	13.08%
2024	5	$821	$170.25	$170.25	2.47%	8.69%	8.69%
2023	6	$943	$156.64	$156.64	2.16%	13.63%	13.63%
2022	5	$728	$137.85	$137.85	1.63%	(15.24)%	(15.24)%
2021	7	$1,096	$162.64	$162.64	2.10%	10.74%	10.74%
Target 2035 Allocation (Class IB)
2025	15	$3,342	$221.23	$221.23	2.23%	15.71%	15.71%
2024	15	$2,841	$191.20	$191.20	2.19%	11.49%	11.49%
2023	13	$2,282	$171.50	$171.50	1.77%	16.53%	16.53%
2022	13	$1,881	$147.17	$147.17	1.35%	(16.29)%	(16.29)%
2021	14	$2,387	$175.81	$175.81	1.98%	14.07%	14.07%
Target 2045 Allocation (Class IB)
2025	16	$3,810	$239.06	$239.06	2.06%	16.80%	16.80%
2024	14	$2,893	$204.68	$204.68	1.85%	12.97%	12.97%
2023	13	$2,407	$181.18	$181.18	1.55%	18.12%	18.12%
2022	14	$2,159	$153.38	$153.38	1.37%	(16.78)%	(16.78)%
2021	12	$2,245	$184.30	$184.30	2.01%	16.31%	16.31%
Target 2055 Allocation (Class IB)
2025	26	$6,744	$261.75	$261.75	1.65%	17.89%	17.89%
2024	24	$5,280	$222.03	$222.03	1.46%	14.32%	14.32%
2023	24	$4,736	$194.22	$194.22	1.56%	19.83%	19.83%
2022	21	$3,380	$162.08	$162.08	1.13%	(17.56)%	(17.56)%
2021	20	$3,946	$196.61	$196.61	2.11%	18.26%	18.26%

FSA-125

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Concluded)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest		Lowest	Highest
Templeton Developing Markets VIP Fund (Class 2)
2025	48	$9,518	$179.97	$212.30	0.53%	46.26%	46.48%
2024	43	$5,819	$122.86	$145.15	3.92%	7.67%	7.84%
2023	39	$4,995	$113.93	$134.81	2.05%	12.62%	12.79%
2022	37	$4,244	$101.01	$119.70	2.59%	(21.98)%	(21.87)%
2021	30	$4,416	$129.28	$153.43	0.86%	(5.74)%	(5.60)%
Templeton Global Bond VIP Fund (Class 2)
2025	149	$16,360	$92.58	$117.00	0.00%	15.73%	16.13%
2024	138	$13,246	$79.72	$101.10	0.00%	(11.37)%	(11.05)%
2023	120	$13,158	$89.62	$114.07	0.00%	2.89%	3.26%
2022	108	$11,616	$86.79	$110.87	0.00%	(4.95)%	(4.62)%
2021	101	$11,509	$90.99	$116.64	0.00%	(4.99)%	(4.66)%
VanEck VIP Emerging Markets Bond Fund (Initial Class)
2025	1	$40	$31.49	$31.49	5.32%	18.52%	18.52%
2024	1	$33	$26.57	$26.57	7.33%	2.75%	2.75%
2023	1	$31	$25.86	$25.86	4.03%	11.42%	11.42%
2022	2	$40	$23.21	$23.21	4.53%	(6.94)%	(6.94)%
2021	2	$43	$24.94	$24.94	5.14%	(4.04)%	(4.04)%
VanEck VIP Emerging Markets Fund (Initial Class)
2025	—	$3	$38.01	$38.01	0.73%	29.95%	29.95%
2024	—	$2	$29.25	$29.25	1.68%	1.21%	1.21%
2023	—	$2	$28.90	$28.90	2.22%	9.76%	9.76%
2022	1	$15	$26.33	$26.33	0.28%	(24.38)%	(24.38)%
2021	1	$19	$34.82	$34.82	0.92%	(11.87)%	(11.87)%
VanEck VIP Global Resources Fund (Class S)
2025	39	$5,024	$129.05	$135.37	2.40%	36.17%	36.37%
2024	41	$3,862	$94.77	$99.27	2.32%	(3.09)%	(2.93)%
2023	39	$3,840	$97.79	$102.27	2.59%	(3.84)%	(3.70)%
2022	41	$4,158	$101.69	$106.20	1.62%	8.12%	8.29%
2021	40	$3,763	$94.05	$94.05	0.34%	18.68%	18.68%
VanEck VIP Global Resources Fund (Initial Class)
2025	11	$658	$60.02	$60.02	2.40%	36.47%	36.47%
2024	12	$522	$43.98	$43.98	2.32%	(2.83)%	(2.83)%
2023	24	$1,067	$45.26	$45.26	2.59%	(3.58)%	(3.58)%
2022	27	$1,264	$46.94	$46.94	1.62%	8.38%	8.38%
2021	28	$1,215	$43.31	$43.31	0.34%	18.92%	18.92%

*	Variable Investment Options where Units Outstanding and Accumulation Unit Values are less than 500 and $500, respectively, are denoted by a —.
**	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset charges, that result in direct reductions in the unit values. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
***	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premiums and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

FSA-126

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Concluded)

December 31, 2025

9.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2025 through April 9, 2026, the date on which the financial statements were issued. Except as noted below, there were no transactions or events that require adjustment to or disclosure in the accompanying financial statements.

Equitable America is an indirect, wholly-owned subsidiary of Equitable Holdings, Inc. On March 26, 2026, Equitable Holdings, Inc., a Delaware corporation (“Equitable”), entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among Equitable, Corebridge Financial, Inc., a Delaware corporation (“Corebridge”), Mountain Holding, Inc., a newly formed Delaware corporation and wholly-owned subsidiary of Corebridge (“HoldCo”), Marcy Holding, Inc., a newly formed Delaware corporation and a wholly-owned subsidiary of HoldCo (“Equitable Merger Sub”), and Palisade Holding, Inc., a newly formed Delaware corporation and a wholly-owned subsidiary of HoldCo (“Corebridge Merger Sub”).

Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all stock merger transaction to combine their respective businesses by: (a) Corebridge Merger Sub merging with and into Corebridge, with Corebridge surviving such merger as a wholly-owned subsidiary of HoldCo (the “Corebridge Merger”), (b) immediately following the consummation of the Corebridge Merger, Equitable Merger Sub merging with and into Equitable, with Equitable surviving such merger as a wholly-owned subsidiary of HoldCo (the “Equitable Merger” and, together with the Corebridge Merger, the “Mergers”), and (c) as of the closing of the Mergers (the “Closing”), changing the name of HoldCo to “Equitable Holdings, Inc.”.

The Merger Agreement and the consummation of the transactions contemplated by the Merger Agreement have been unanimously approved by the boards of directors of both companies. The transaction is expected to close by year-end of 2026, subject to customary closing conditions, including the receipt of required regulatory approvals and approval of shareholders of both Corebridge and Equitable.

FSA-127